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Financial

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
(formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
(formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)

Institutional Shares

PROSPECTUS

December 7, 2009

Investments in the Genworth Variable Insurance Trust are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Investments in the Genworth Variable Insurance Trust may decrease in value.  Please read all disclosures carefully before you invest.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this prospectus is complete or accurate.  To state otherwise is a crime.

www.genworth.com

TABLE OF CONTENTS

Fund Summaries, Performance and Management	2
Genworth Calamos Growth Fund	2
Genworth Columbia Mid Cap Value Fund	6
Genworth Davis NY Venture Fund	10
Genworth Eaton Vance Large Cap Value Fund	14
Genworth Legg Mason ClearBridge Aggressive Growth Fund	19
Genworth PIMCO StocksPLUS Fund	23
Genworth Putnam International Capital Opportunities Fund	28
Genworth Thornburg International Value Fund	32
Genworth Goldman Sachs Enhanced Core Bond Index Fund	37
Additional Information About the Funds’ Investment Policies	42

Fund Management	44
The Advisor	44
The Subadvisors	45

Investing In The Funds	48
Valuation of Fund Shares	48
Purchasing Fund Shares	49
In-Kind Purchases	50
Selling Fund Shares	50
Market Timing Policy	50
Distribution of Fund Shares	50

Distributions and Taxes	51

Other Information	52
Manager-of-Managers Structure	52
Disclosure of Portfolio Holdings	52

Financial Highlights	53

Appendix	A-1
Key Terms	A-1
Additional Information About the Funds’ Investments	A-3
Additional Information About Risks	A-7

This prospectus provides information about the following funds (the “Funds”) that are part of Genworth Variable Insurance Trust (the “Trust”):

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund

This prospectus provides key information about the Funds, including information regarding investment objectives, principal strategies, principal risks and fees.  As with any mutual fund, there can be no guarantee that any of the Funds will meet its respective investment objective or that a Fund’s performance will be positive for any period of time.  Each Fund’s investment objective can be changed without shareholder approval.

Each of the Funds, other than the Genworth Legg Mason ClearBridge Aggressive Growth Fund, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Genworth Legg Mason ClearBridge Aggressive Growth Fund is a non-diversified fund as defined in the Investment Company Act, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer.

Genworth Financial Wealth Management, Inc. (the “Advisor”) serves as the investment advisor to each Fund.  The Funds are primarily designed to serve as underlying investment options for certain variable annuity separate accounts of insurance companies, including affiliates of Genworth Financial, Inc. (“Genworth”), and for certain qualified retirement plans (collectively, “variable contracts”).  Shares of the Trust are not offered directly to the public.  The insurance company separate accounts and qualified retirement plans, not the owners of the variable annuity contracts or the participants in the qualified retirement plans, are shareholders of the Funds.  Owners of variable contracts may choose the Funds permitted in their variable contract prospectus.  Participants in certain qualified retirement plans may choose the Funds permitted by their plans.  The Funds may also serve as underlying investments for funds of funds of the Trust.

More information about the Funds, including their investment strategies and risks, is available in the Statement of Additional Information (“SAI”), which you may obtain by writing the Trust at 6610 West Broad Street, Richmond, Virginia 23230, or by calling toll-free (800) 352-9910.

1

Genworth Calamos Growth Fund

Genworth Calamos Growth Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital growth.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities issued by U.S. companies.  The subadvisor invests using a growth style, and seeks out securities that, in the subadvisor’s opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria.  First, the subadvisor uses quantitative screens to identify companies with high growth rates relative to their industry.  The subadvisor then screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital.  The subadvisor then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns.  The subadvisor utilizes risk management guidelines, with a focus on portfolio construction, including diversification and how individual securities may fit in the Fund’s overall portfolio.

The Fund anticipates that substantially all of its portfolio will consist of equity securities of companies with large and mid-sized market capitalizations.  The subadvisor generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion.

When buying and selling securities, the subadvisor focuses on the issuer’s financial soundness, earnings and cash flow forecast and quality of management.  In constructing the Fund’s portfolio, the subadvisor seeks to manage the risks of investing in stocks by using a ‘‘top-down approach’’ of diversification by industry and company and also by focusing on macro-level investment themes.  This approach emphasizes an analysis of the economic factors that may affect the performance of certain sectors or industries within the securities markets generally, and how those factors may, in turn, affect the prices of individual securities.  The subadvisor performs proprietary fundamental analysis in addition to relying upon information from outside sources.

Terms highlighted above are defined in the Appendix.

2

Genworth Calamos Growth Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments, and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Growth Investment Risk - The risk that the Fund’s investments in growth style securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, the Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Liquidity Risk.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

3

Genworth Calamos Growth Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund  had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	5.00%
Acquired Fund Fees and Expenses2	0.02%
Total Annual Fund Operating Expenses	5.77%
Amount of Fee Waiver/Expense Assumption3	(4.74)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4	1.03%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.90% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three

4

Genworth Calamos Growth Fund

years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/expense assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.11%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.90%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$1,296	$2,468	$5,321

5

Genworth Columbia Mid Cap Value Fund

Genworth Columbia Mid Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index, which at the time of the purchase was between $280 million and $13.1 billion as of October 31, 2009, that the subadvisor believes are undervalued and have the potential for long-term growth.  The Fund may invest up to 20% of total assets in foreign securities.  The Fund also may invest in real estate investment trusts.

In managing the Fund, the subadvisor combines fundamental and quantitative analysis with risk management in seeking to identify value opportunities and constructing the Fund’s portfolio.  The subadvisor considers, among other factors:

▪	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors.

▪
various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales and price-to-book value.  The subadvisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

▪	a company’s current operating margins relative to its historic range and future potential.

▪
potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The subadvisor may sell a security when the security’s price reaches a target set by the subadvisor, if the subadvisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

Terms highlighted above are defined in the Appendix.

6

Genworth Columbia Mid Cap Value Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Real Estate Investment Trust Risk - The risk that the value of real estate investment trust (“REIT”) shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Liquidity Risk.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and  own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

7

Genworth Columbia Mid Cap Value Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	1.63%
Acquired Fund Fees and Expenses2	0.02%
Total Annual Fund Operating Expenses	2.25%
Amount of Fee Waiver/Expense Assumption3	(1.35)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4	0.90%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.75% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor

8

Genworth Columbia Mid Cap Value Fund

assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.13%.  Including these expense reductions, the Other Expenses figure would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.75%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$573	$1,082	$2,480

9

Genworth Davis NY Venture Fund

Genworth Davis NY Venture Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

PRINCIPAL STRATEGIES

Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.  The subadvisor seeks to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages.  The subadvisor aims to invest in such businesses when they are trading at discounts to their intrinsic worth.  The subadvisor may make such investments when a company becomes the center of controversy after receiving adverse media attention.  The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future.

The subadvisor selects companies with the intention of owning their stocks for the long term.  The subadvisor considers selling securities if it believes the stock’s market price exceeds the subadvisor’s estimates of intrinsic value, or if the ratio of the risks to rewards of continuing to own the company is no longer attractive.

The Fund may invest a significant portion of its assets in securities of issuers in the financial services sector, which may subject the Fund to certain risks that tend to be more prevalent in that sector.

The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities and to invest in fixed income securities.  The Fund may also purchase other kinds of securities, engage in active trading (which would increase portfolio turnover and related transaction costs) or employ other investment strategies that are not principal investment strategies if, in the subadvisor’s judgment, the securities, trading or investment strategies are appropriate.  Factors that the subadvisor considers in pursuing these other strategies include whether the strategies (i) would be consistent with shareholders’ reasonable expectations; (ii) would assist the Fund in pursuing its investment objective; (iii) are consistent with the Fund’s investment strategy; (iv) would cause the Fund to violate any of its investment restrictions; or (v) would materially change the Fund’s risk profile as described in the Fund’s prospectus and SAI, as amended from time to time.

Terms highlighted above are defined in the Appendix.

10

Genworth Davis NY Venture Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Financial Services Sector Risk - The risk that the Fund’s investments in the financial services sector may be adversely affected by regulatory action and/or changes in interest rates.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Liquidity Risk.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

11

Genworth Davis NY Venture Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	6.84%
Acquired Fund Fees and Expenses2	0.03%
Total Annual Fund Operating Expenses	7.37%
Amount of Fee Waiver/Expense Assumption3	(6.59)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4	0.78%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor

12

Genworth Davis NY Venture Fund

assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.10%.  Including these expense reductions, the Other Expenses figure would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.65%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$1,580	$3,009	$6,298

13

Genworth Eaton Vance Large Cap Value Fund

Genworth Eaton Vance Large Cap Value Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek total return.

PRINCIPAL STRATEGIES

The Fund invests primarily in value stocks of large-cap companies.  Value stocks are common stocks that, in the opinion of the subadvisor, are inexpensive or undervalued relative to the overall stock market.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies.  The Fund generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median market capitalization of companies included in the Russell 1000® Value Index.  As of October 31, 2009, the market capitalization of the largest company in the Russell 1000® Value Index was approximately $350 billion, and the market capitalization of the smallest company in the index was approximately $280 million.

The Fund typically invests in dividend-paying stocks.  The Fund also may invest a portion of its assets in real estate investment trusts, fixed income securities, high yield bonds (commonly referred to as “junk bonds”) and/or convertible securities that are, at the time of investment, rated Baa or lower by Moody’s, or BBB or lower by S&P.  The Fund may engage in transactions in derivatives (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) for hedging or speculative purposes, or as a substitute for the actual purchase or sale of securities or other investments.  The Fund may also invest in non-income producing stocks.

The subadvisor may consider a company’s dividend prospects and estimates of a company’s net value when selecting securities.  The subadvisor may sell a security when the subadvisor’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.

The Fund’s holdings will typically represent a number of different sectors and industries, and less than 25% of the Fund’s total assets will be invested in any single industry.  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  Such investments are not subject to the Fund’s 25% limitation on investing in foreign securities.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

Terms highlighted above are defined in the Appendix.

14

Genworth Eaton Vance Large Cap Value Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Derivatives Risk - The risk that losses may result from the Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Real Estate Investment Trust Risk - The risk that the value of REIT shares may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Value Investment Risk - The risk that the Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

15

Genworth Eaton Vance Large Cap Value Fund

Liquidity Risk.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

16

Genworth Eaton Vance Large Cap Value Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	0.97%
Acquired Fund Fees and Expenses2	0.02%
Total Annual Fund Operating Expenses	1.49%
Amount of Fee Waiver/Expense Assumption3	(0.78)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption) 4	0.71%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor

17

Genworth Eaton Vance Large Cap Value Fund

assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.04%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.65%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$73	$394	$739	$1,713

18

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Genworth Legg Mason ClearBridge Aggressive Growth Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests primarily in common stocks of companies it believes are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500 Index.  The Fund employs a growth style, and may invest in the securities of large, well-known companies offering prospects of long-term earnings growth.  However, because higher earnings growth rates are often achieved by companies with small to mid-sized market capitalizations, a significant portion of the Fund’s assets may be invested in the securities of such companies.  The Fund considers a company with a market capitalization of less than $2 billion to be a small-cap company, and a company with a market capitalization of between $2 billion and $12 billion to be a mid-cap company.

The subadvisor emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk.  The Fund focuses primarily, but not exclusively, on emerging growth companies that have passed their “start-up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Fund acquires their stocks.  When evaluating an individual stock, the subadvisor generally considers whether the company may benefit from: new technologies, products or services; new cost reducing measures; changes in management; or favorable changes in government regulations.

The Fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.  The Fund may invest directly in foreign securities or invest in depositary receipts.

The Fund may also invest in derivatives, such as futures and options on securities or securities indices, and options on such futures, to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates, as a substitute for buying or selling securities, or as a cash flow management technique.

Terms highlighted above are defined in the Appendix.

19

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Derivatives Risk - The risk that losses may result from the Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Growth  Investment  Risk - The risk that the Fund’s  investments in growth style securities may be subject to greater price  volatility and may be more sensitive to changes  in the  issuer’s  current or  expected  earnings  than other  equity securities.  In addition, the Fund’s investments in growth style securities, at times, may not perform as well as value style securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Non-Diversification Risk - The risk that the value of an investment in the Fund may be more volatile than an investment in a diversified fund because the Fund invests in a smaller number of issuers.  The gains and losses on a single security may, therefore, have a greater impact on the Fund’s net asset value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of small- and mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Liquidity Risk.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

20

Genworth Legg Mason ClearBridge Aggressive Growth Fund

FUND PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	0.81%
Acquired Fund Fees and Expenses2	0.02%
Total Annual Fund Operating Expenses	1.28%
Amount of Fee Waiver/Expense Assumption3	(0.56)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption) 4	0.72%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor

21

Genworth Legg Mason ClearBridge Aggressive Growth Fund

assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.10%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.60%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$74	$351	$648	$1,496

22

Genworth PIMCO StocksPLUS Fund

Genworth PIMCO StocksPLUS Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek total return which exceeds that of the S&P 500 Index.

PRINCIPAL STRATEGIES

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in derivatives, the value of which is related to the S&P 500 Index (“S&P 500 Derivatives”), backed by a portfolio of fixed income securities.  The Fund may invest in common stocks, options, futures, options on futures and swaps.  The Fund uses S&P 500 Derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500 Index.  The values of S&P 500 Derivatives closely track changes in the value of the S&P 500 Index.  However, S&P 500 Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the Fund’s assets may be invested in fixed income securities.  The subadvisor actively manages the fixed income securities held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration that is normally not expected to exceed one year.

The Fund invests in a variety of securities and instruments, including U.S. government securities, U.S. government agency securities, corporate bonds, convertible securities, mortgage-backed securities, asset-backed securities and municipal securities.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.  The Fund seeks to remain invested in S&P 500 Derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the stocks that comprise the S&P 500 Index, the Fund may invest all of its assets in a “basket” of S&P 500 stocks.  The Fund also may invest in exchange-traded funds based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.  The Fund may invest up to 10% of its total assets in preferred stocks.

Assets not invested in equity securities or derivatives may be invested in fixed income instruments.  The Fund may invest up to 10% of its total assets in high yield bonds (commonly referred to as “junk bonds”).  The Fund also may invest in foreign securities, including investing up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Terms highlighted above are defined in the Appendix.

23

Genworth PIMCO StocksPLUS Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Borrowing and Leverage Risk - The risk that, when the Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Currency Risk - The risk that the value of the Fund’s investments that are denominated in non-U.S. currencies may be adversely affected by changes in the rates of exchange between those currencies and the U.S. dollar.

Derivatives Risk - The risk that losses may result from the Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Liquidity Risk - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions

24

Genworth PIMCO StocksPLUS Fund

may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Portfolio Turnover Risk- The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance, and may increase share price volatility.

25

Genworth PIMCO StocksPLUS Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	1.10%
Total Annual Fund Operating Expenses	1.45%
Amount of Fee Waiver/Expense Assumption2	(0.87)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)3	0.58%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  “Other expenses” also include the fees and expenses incurred by the Fund in connection with its investments in other investment companies, which are referred to as “Acquired Fund Fees and Expenses.”  It is estimated that Acquired Fund Fees and Expenses to be incurred by the Fund will not exceed 0.01% of the Fund’s average daily net assets for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

26

Genworth PIMCO StocksPLUS Fund

3           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.07%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.50%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$373	$709	$1,660

27

Genworth Putnam International Capital Opportunities Fund

Genworth Putnam International Capital Opportunities Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is long term capital appreciation.

PRINCIPAL STRATEGIES

The Fund invests mainly in common stocks of companies outside the United States that the subadvisor believes have favorable investment potential.  The Fund invests mainly in companies with small and mid-sized market capitalizations, although the Fund may invest in companies of any size.  Some of the small and mid-sized companies in which the Fund invests may have market capitalizations of less than $1 billion.  The Fund emphasizes investments in foreign securities in developed countries, but may also invest in companies located in emerging market countries.

To determine whether a company is located outside of the United States, the subadvisor considers the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.  The subadvisor may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The Fund may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts.  The Fund also may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency.  The Fund may use derivatives both for hedging and speculative purposes and may use derivatives as a substitute for direct investment in securities or other investments.  Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

In addition to the main investment strategies described above, the Fund also may make other types of investments, such as investments in equity securities other than common stocks, convertible securities and fixed income securities.

Terms highlighted above are defined in the Appendix.

28

Genworth Putnam International Capital Opportunities Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Derivatives Risk - The risk that losses may result from the Fund’s investments in derivatives.  These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund.

Emerging Markets Risk - The risk that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of small- and mid-capitalization companies may be more volatile and present additional risks relative to securities of larger capitalization companies.

Liquidity Risk - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

29

Genworth Putnam International Capital Opportunities Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	3.20%
Acquired Fund Fees and Expenses2	0.03%
Total Annual Fund Operating Expenses	3.93%
Amount of Fee Waiver/Expense Assumption3	(3.05)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)	0.88%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.85% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor

30

Genworth Putnam International Capital Opportunities Fund

assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$917	$1,762	$3,955

31

Genworth Thornburg International Value Fund

Genworth Thornburg International Value Fund

SUMMARY AND PERFORMANCE

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation by investing in equity and fixed income securities of all types.

PRINCIPAL STRATEGIES

The Fund invests primarily in foreign securities, including equity securities and fixed income securities.  Under normal market conditions, the Fund invests at least 75% of its assets in foreign securities or depositary receipts of foreign securities.  The Fund also may invest in securities of issuers in emerging market countries.  The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations.  The Fund may also invest in partnership interests.

The Fund’s principal focus is on traditional, value style investing.  However, the Fund’s portfolio may include stocks that, in the subadvisor’s opinion, provide value in a broader or different context.  The relative proportions of these different types of securities will vary over time.  The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals.

The subadvisor primarily uses individual issuer and industry analysis to make investment decisions.  Value, for purposes of the Fund’s selection criteria, relates both to current and projected measures.  The subadvisor typically focuses the Fund’s equity investments in the following three types of companies:

▪
Basic value companies that, in the subadvisor’s opinion, are financially sound companies with well-established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.

▪
Companies with consistent earnings when they are selling at valuations below historic norms.  Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations.  Generally, they show steady earnings and dividend growth.

▪
Emerging franchises, which are value-priced companies that, in the subadvisor’s opinion, are in the process of establishing a leading position in a product, service or market and that the subadvisor expects will grow, or continue to grow, at an above average rate.

Terms highlighted above are defined in the Appendix.

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Genworth Thornburg International Value Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  To the extent that the Fund invests in lower-rated fixed income securities, these risks may be magnified.

Emerging Markets Risk - The risks that apply to the Fund’s investments in foreign securities are typically much greater for investments in emerging markets.  Investments in emerging countries are riskier because the securities markets are generally less developed, may develop unevenly or may never fully develop.

Foreign Securities Risk - The risks that apply to the Fund’s investments in the securities of foreign issuers, such as different accounting, legal and disclosure standards, and different trading and market practices.

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Market Risk - The risk that one or more of the markets in which the Fund invests will go down in value.

Selection Risk - The risk that the Fund’s subadvisor may select securities that underperform the stock market, underperform the Fund’s benchmark or underperform other funds with similar investment objectives and strategies.

Mid-Capitalization Risk - The risk that the Fund’s investments in the securities of mid-capitalization companies may be more volatile and present additional uncertainty relative to securities of larger capitalization companies.

Value Investment Risk - The risk that the Fund’s investments in value style securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  In addition, the Fund’s investments in value style securities, at times, may not perform as well as growth style securities or the stock market in general, and may be out of favor with investors for extended periods of time.  Value style securities are also subject to the risks that a security judged to be undervalued may actually be appropriately priced, or that the security’s potential value may take a long time to be recognized, or may never be recognized by the market.

Liquidity Risk - The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions

33

Genworth Thornburg International Value Fund

may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

34

Genworth Thornburg International Value Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	2.08%
Acquired Fund Fees and Expenses2	0.03%
Total Annual Fund Operating Expenses	2.76%
Amount of Fee Waiver/Expense Assumption3	(1.91)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption) 4	0.85%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3                      The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.80% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor

35

Genworth Thornburg International Value Fund

assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.02%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.80%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$675	$1,289	$2,950

36

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Genworth Goldman Sachs Enhanced Core Bond Index Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to outperform the total return performance of the Barclays Capital Aggregate Bond Index (the “Bond Index”) while maintaining a risk level commensurate with the Bond Index.

Principal Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of this Prospectus, the securities in the Bond Index must have at least $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.  The subadvisor attempts to achieve the Fund’s investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole.  The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

Terms highlighted above are defined in the Appendix.

37

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  High yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.

Index Subset Risk -  The risk that the securities selected for the Fund, in the aggregate, will underperform the Bond Index or otherwise deviate from the performance of the Bond Index (otherwise known as tracking error).

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Government Agency Securities Risk - The risk that securities issued by certain agencies or instrumentalities of the U.S. or a foreign government may not be fully supported financially by that government and, as a consequence, may not meet their payment obligations.

Liquidity Risk - The Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that may be less liquid than other investments. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage-backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which

38

Genworth Goldman Sachs Enhanced Core Bond Index Fund

may reduce the returns of a Fund.  This risk is known as ‘‘prepayment risk.’’ When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as ‘‘extension risk.’’ Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, the mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage-backed or asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

Corporate Bonds and Loans Risk - The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate bond or loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Portfolio Turnover Risk - The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance, and may increase share price volatility.

39

Genworth Goldman Sachs Enhanced Core Bond Index Fund

PERFORMANCE

Performance information for the Fund is not included because as of December 31, 2008 the Fund had not been in operation for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding Institutional Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)	N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)	None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses1	1.01%
Acquired Fund Fees and Expenses2	0.09%
Total Annual Fund Operating Expenses	1.40%
Amount of Fee Waiver/Expense Assumption3	(0.75)%
Net Annual Fund Operating Expenses (After Waiver/Expense Assumption)4	0.65%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the audited information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.45% of average daily net assets.  Pursuant to this expense

40

Genworth Goldman Sachs Enhanced Core Bond Index Fund

limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that such reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.11%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.45%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expense assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$369	$694	$1,615

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Additional Information About the Funds’ Investment Policies

The Funds’ Investment Objectives and Policies

Each Fund’s investment objective is non-fundamental and, therefore, may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

In the case of a Fund that has a policy of investing at least 80% of its net assets in a particular type of investment as of the time of purchase (the “80% Policy”), the Fund’s 80% Policy may be changed without shareholder approval.  No change to a Fund’s 80% Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s 80% Policy, the Fund’s net assets include borrowings for investment purposes, if any.

The investment objectives and policies of each Fund may be similar to the investment objectives and policies of other investment companies managed by the Fund’s subadvisor.  The investment results of the Funds, however, may be higher or lower than the results of such other investment companies.  There can be no assurance that the investment results of a Fund will be comparable to the investment results of any other investment company managed by the Fund’s subadvisor, even if the other investment company has a similar name.

Lending Portfolio Securities

To generate additional income or offset expenses, each Fund may lend its portfolio securities to financial institutions that are believed to be creditworthy.  Loaned securities will be secured by collateral in cash, short-term debt obligations, government obligations or bank guarantees.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities.  There may be risks of delay in receiving additional collateral, delay in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.  However, loans will be made only to borrowers deemed to be of good standing and when, in the Advisor’s opinion, the income to be earned from the loan justifies the attendant risks.  While any voting rights on the loaned securities may pass to the borrower, the Trust is able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in high quality, short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  A Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

42

Liquidity of Investments

Adverse market developments or unfavorable investor perceptions may cause the securities held by a Fund to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund may be forced to sell liquid securities at an unfavorable time and on unfavorable conditions causing a loss to the Fund.

Temporary Investments

Each Fund generally will be substantially fully invested in accordance with its investment objective and policies.  However, to maintain liquidity and satisfy redemption requests, pending investment of cash balances, or if the Fund’s subadvisor believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash, cash equivalents, money market instruments or similar investments, and shares of other investment companies to the extent permitted by applicable law.  The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

Portfolio Turnover

Each Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance, and may increase share price volatility.

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FUND MANAGEMENT

THE ADVISOR

Genworth Financial Wealth Management, Inc. has entered into an Investment Advisory Agreement with the Trust, pursuant to which the Advisor manages the investment of each Fund’s assets and supervises the daily business affairs of each Fund.  The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s investment portfolio and, subject to review and approval by the Board:  (i) sets the Funds’ overall investment strategies; (ii) evaluates, selects, and recommends subadvisors to manage all or part of the Funds’ assets; (iii) monitors and evaluates the performance of subadvisors, including the subadvisors’ compliance with the investment objectives, policies and restrictions of the Funds; and (iv) implements procedures to ensure that the subadvisors comply with the Funds’ investment objectives, policies and restrictions.

Each Fund employs a “manager-of-managers” structure, which permits the Advisor to hire, replace or terminate the unaffiliated subadvisors for a Fund, subject to Board approval but not subject to shareholder approval.  See the section of this prospectus entitled “Manager-of-Managers Structure” for more detailed information.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is available in the Funds’ report to shareholders for the period ending December 31, 2008.

The Funds pay advisory fees to the Advisor for managing the Funds’ investments.  These fees are calculated as an annual percentage of each Fund’s average daily net assets.  The following represents the advisory fees payable by the Funds under the Investment Advisory Agreement:

Fund	Investment Advisory Fee

Genworth Calamos Growth Fund	0.75%
Genworth Columbia Mid Cap Value Fund	0.60%
Genworth Davis NY Venture Fund	0.50%
Genworth Eaton Vance Large Cap Value Fund	0.50%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.45%
Genworth PIMCO StocksPLUS Fund	0.35%
Genworth Putnam International Capital Opportunities Fund	0.70%
Genworth Thornburg International Value Fund	0.65%
Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.30%

The Trust and the Advisor have also entered into a Fee Waiver and Expense Assumption Agreement relating to each Fund, under which the Advisor has agreed to waive all or a portion of its fees and/or to assume as its own expense certain Fund expenses to the extent necessary so that the Total Annual Operating Expenses of the Institutional Shares of each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the levels indicated in the section of this prospectus entitled “Fees and Expenses” for each Fund.  The Advisor is not obligated to take Acquired Fund Fees and Expenses into account under this agreement.  The agreement is in place through May 1, 2011, and may be continued thereafter.

44

Pursuant to the Fee Waiver and Expense Assumption Agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor assumes for a period of three years following such fee waivers and expense assumptions, to the extent that such reimbursement of the Advisor by each Fund will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were assumed.  The Fee Waiver and Expense Assumption Agreement will remain in effect through May 1, 2011, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The Advisor also serves as investment advisor to funds of funds, and to certain of the variable contract account holders, that invest in the Funds.  As investment advisor to these funds of funds and certain of the variable contract account holders, the Advisor may, from time to time, make investment allocation decisions that increase or decrease Fund asset levels, or that may generate trading transaction costs that are paid for by the Funds and their shareholders.

THE SUBADVISORS

The Advisor, on behalf of each Fund, has entered into subadvisory agreements (the “Subadvisory Agreements”) with the subadvisors pursuant to which the subadvisors are responsible for the day-to-day management of their respective Fund’s portfolio.  The subadvisors are compensated by the Advisor out of the investment advisory fees that the Advisor receives from the Funds.  A discussion regarding the basis for the Board’s approval of the Subadvisory Agreements is available in the Funds’ report to shareholders for the period ending December 31, 2008.  A discussion regarding the basis for the Board’s approval of the Subadvisory Agreement with Goldman Sachs Asset Management, L.P. will be available in the Funds’ report to shareholders for the period ending December 31, 2009.

Information regarding each Fund’s subadvisor and portfolio manager(s) is set forth below.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

Calamos Advisors LLC

Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, is the subadvisor for the Genworth Calamos Growth Fund.  As of September 30, 2009, Calamos had approximately $30.5 billion under management.

Calamos employs a team approach to portfolio management, with teams led by the Co-Chief Investment Officers (the ‘‘Co-CIOs’’) and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, each make trading decisions guided by the Fund’s investment objective and strategy.

John P. Calamos, Sr., Co-CIO of Calamos, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO

45

of Calamos, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Senior Executive Vice President and Co-CIO of Calamos and its predecessor company.  John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held various senior investment positions since that time.  John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002.  Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Jeff Scudieri joined Calamos in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a senior strategy analyst since July 2002.  Each member of this team has served as a portfolio manager to the Fund since its inception.

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC (“Columbia Management”), 100 Federal Street, Boston, Massachusetts 02110, is the subadvisor for the Genworth Columbia Mid Cap Value Fund.  As of September 30, 2009, Columbia Management managed assets of $329.1 billion.  Columbia Management managed assets consisting of assets under the discretionary management of Columbia Management ($303.1 billion) and Columbia Wanger Asset Management, L.P. ($26  billion), both SEC registered investment advisors and indirect, wholly owned subsidiaries of Bank of America Corporation. Please note that when the assets for these two entities are aggregated, the total assets are greater than the Columbia Management assets as a result of subadvisory relationships between the entities.

David I. Hoffman, Diane L. Sobin, Lori J. Ensinger and Noah J. Petrucci are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Hoffman, Managing Director of Columbia Management, has been associated with Columbia Management or its predecessors since 2001.  Ms. Sobin, CFA, Managing Director of Columbia Management, has been associated with Columbia Management or its predecessors since 2001.  Ms. Ensinger, CFA, Managing Director of Columbia Management, has been associated with Columbia Management or its predecessors since 2001.  Mr. Petrucci, CFA, Vice President of Columbia Management, has been associated with Columbia Management or its predecessors since 2002.  Each member of this team has served as a portfolio manager to the Fund since its inception.

Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, is the subadvisor for the Genworth Davis NY Venture Fund.  As of September 30, 2009, Davis had approximately $67.4 billion under management.

Christopher C. Davis and Kenneth Charles Feinberg are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Davis is the Chairman of Davis and has been a portfolio manager with Davis since 1989.  Mr. Feinberg has served as a portfolio manager with Davis since 1994. Messrs. Doris and Feinberg have served as portfolio managers to the Fund since its inception.

46

Eaton Vance Management

Eaton Vance Management (“Eaton Vance”), Two International Place, Boston, Massachusetts 02110, is the subadvisor for the Genworth Eaton Vance Large Cap Value Fund.  As of September 30, 2009, Eaton Vance and its affiliates managed approximately $123.6 billion on behalf of mutual funds, institutional clients and individuals.

Michael R. Mach, CFA, is primarily responsible for the day-to-day management of the Fund.  Mr. Mach is a Vice President of Eaton Vance and has been a portfolio manager at Eaton Vance for more than five years.  Mr. Mach has served as a portfolio manager to the Fund since its inception.

ClearBridge Advisors, LLC

ClearBridge Advisors, LLC (“ClearBridge”) is the subadvisor for the Genworth Legg Mason ClearBridge Aggressive Growth Fund.  ClearBridge, located at 620 Eighth Avenue, New York, New York 10018, provides the day-to-day portfolio management of the Fund.  ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc., and as of September 30, 2009 had approximately $52.6 billion under management.

Richard Freeman, investment officer of ClearBridge, is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Freeman has more than 35 years of securities business experience, 25 years of which has been with ClearBridge or its predecessors.  Mr. Freeman has served as a portfolio manager to the Fund since its inception.

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC, (“PIMCO”), 840 Newport Center Drive, Newport Beach, California  92660, is the subadvisor for the Genworth PIMCO StocksPLUS Fund.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America, L.P. (“AGI LP”).  Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.  As of September 30, 2009, PIMCO had approximately $940.4 billion under management.

Changhong Zhu, a Managing Director and primary portfolio manager for various accounts at PIMCO, is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Zhu joined PIMCO as a portfolio manager in 1999, and is currently PIMCO’s derivatives specialist, a member of the government, global and global LIBOR plus teams, and a member of the PIMCO investment committee.  Mr. Zhu has served as a portfolio manager to the Fund since 2009.

Putnam Investment Management, LLC

Putnam Investment Management, LLC (“Putnam Management”), One Post Office Square, Boston, Massachusetts 02109, is the subadvisor for the Genworth Putnam International Capital Opportunities Fund.  As of September 30, 2009, Putnam Management had approximately $114 billion under management.

Joseph P. Joseph and Randy J. Farina are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Joseph is Chief Investment Officer of Putnam Management’s U.S. and International Small and Mid Cap Core teams and has been a portfolio manager with Putnam Management since 1994. Previously, Mr. Joseph was Director of the Global Equity Research team. Mr. Farina has been a portfolio manager with Putnam Management since 1997.  Messrs. Joseph and Farina have served as portfolio managers to the Fund since its inception.

47

Thornburg Investment Management, Inc.

Thornburg Investment Management, Inc. (“Thornburg”), 2300 North Ridgetop Road , Santa Fe, New Mexico 87506, is the subadvisor for the Genworth Thornburg International Value Fund.  As of September 30, 2009, Thornburg had approximately $47.8 billion under management.

The individuals that are responsible for the day-to-day management of the Fund’s portfolio are identified below.  Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision.

William V. Fries, CFA, a Managing Director of Thornburg, is a co-portfolio manager of the Fund.  Mr. Fries has been a portfolio manager with Thornburg since 1995.  Wendy Trevisani, a Managing Director of Thornburg, is a co-portfolio manager of the Fund.  Ms. Trevisani joined Thornburg as an associate portfolio manager in 1999, and was named a Managing Director in 2003.  Lei Wang, CFA, a Managing Director of Thornburg, is a co-portfolio manager of the Fund.  Mr. Wang joined Thornburg in 2004 as an associate portfolio manager, and was named a Managing Director in 2005.  Messrs. Fries and Wang and Ms. Trevisani have served as portfolio managers to the Fund since its inception.

Goldman Sachs Asset Management, L.P.

On December 7, 2009, Goldman Sachs Asset Management, L.P. (“GSAM”) replaced Western Asset Management Company and Western Asset Management Company Limited as the subadvisor for the Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, the Genworth Legg Mason Western Asset Core Plus Bond Fund).

GSAM is located at 32 Old Slip, New York, New York 10005.  GSAM is an affiliate of Goldman, Sachs & Co.  As of September 30, 2009, GSAM had approximately $734.1 billion under management.

James B. Clark and Michael Swell are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Clark is a senior portfolio manager and Co-Head of the U.S. Fixed Income Group at GSAM.  He joined GSAM in 1994.  Mr. Swell is a senior portfolio manager and Co-Head of the U.S. Fixed Income Group at GSAM.  Mr. Swell joined GSAM in 2007.  From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s fixed income sales and trading division.  From 1992 to 2004, Mr. Swell worked at Freddie Mac.

INVESTING IN THE FUNDS

VALUATION OF FUND SHARES

Institutional Shares of a Fund are sold at the net asset value (“NAV”) per share, which is determined by each Fund generally as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4 p.m. Eastern time) on each day that the Fund is open for business.  Institutional Shares of the Funds will not be priced on the days on which the NYSE is closed for trading.  Purchase and redemption requests are priced at the next NAV for a class calculated after receipt of such request.  The NAV per share for any class of shares is determined by dividing the value of a Fund’s securities, cash and other assets attributable to the share class, minus all expenses and liabilities attributable to the share class, by the number of outstanding shares of the

48

class (assets of the class - liabilities of the class / # of shares of the class = NAV per share of the class).  The NAV takes into account the expenses and fees of each class of a Fund, including, as applicable, management and administration fees, which are accrued daily.

Each Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  The Funds’ investments in other registered mutual funds are based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Trading in Foreign Securities

The securities markets on which the foreign securities owned by a Fund are traded may be open on days that the Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV.

If events materially affecting the values of a Fund’s foreign investments (in the opinion of the Advisor and the appropriate subadvisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the subadvisor to be unreliable, these investments will be valued at their fair value in accordance with the Trust’s fair valuation procedures.  The Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES

Institutional Shares of the Fund are not sold directly to the public.  The Funds offer their Institutional Shares to funds of funds of the Trust, which in turn offer their Service Shares to certain qualified retirement plans and variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable annuity contracts  issued by the separate accounts. The separate accounts purchase Service Shares of a fund of funds in accordance with variable account allocation instructions received from owners of the variable annuity contracts.  A Fund then uses the proceeds to buy securities for its portfolio.  Institutional Shares may also be offered to certain qualified retirement plans or other institutional investors, including Genworth Financial, Inc. or its affiliates.

In addition to Institutional Shares, the Fund offers another class of Shares.  This other class is subject to different fees and expenses (which affect performance) and is entitled to different services.  Information regarding this other class can be obtained by calling the number on the back of this prospectus.

49

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING FUND SHARES

The sale price of each Institutional Share will be the next NAV determined after a Fund receives a request to sell or redeem Fund Institutional Shares.  Normally, a Fund will pay for redeemed Institutional Shares on the next business day after receiving the request, but it could take as long as seven days.  The value of the Institutional Shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

MARKET TIMING POLICY

Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Trust’s Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  These policies and procedures, however, do not apply to allocation and reallocation transactions of the funds of funds of the Trust.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

DISTRIBUTION OF FUND SHARES

Distributor

Capital Brokerage Corporation (“CBC” or the “Distributor”) is the Funds’ Distributor pursuant to a Distribution Agreement.  CBC offers the Funds’ shares on a continuous basis.  CBC is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.  CBC is a wholly owned subsidiary of Genworth.

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DISTRIBUTIONS AND TAXES

Qualification of Funds as Regulated Investment Companies.  Each Fund intends to qualify, and will elect, to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code.  As a RIC, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to its shareholders in each taxable year, provided that, among other things, the Fund (i) distributes to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for such taxable year (“Distribution Requirement”), (ii) derives at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies and certain other permitted sources for such taxable year (“Income Requirement”), and (iii) satisfies a quarterly asset diversification test (“Diversification Requirement”).  Separately, each Fund also intends to satisfy the diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles.

Dividends and Distributions.  Substantially all of a Fund’s net investment income, if any, will be paid as a dividend at least annually in the form of additional Institutional Shares of the Fund.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  The Funds automatically reinvest any capital gains.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

Tax Status of Payments to Variable Contract Holders.  The tax treatment of payments made under a variable contract is briefly described in the prospectus for the contract.  Generally, the owners of variable contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  For more information on taxes, please refer to the accompanying prospectus of the variable annuity program through which a Fund’s shares are offered.

Possible Tax Reclassification of Funds. The Advisor may recommend to the Board of Trustees from time to time that one or more Funds change their tax classification in order to be taxed as partnerships or disregarded entities rather than as RICs for federal income tax purposes.  There may be positive and negative consequences for a Fund that chooses to be taxed as a partnership or as a disregarded entity aside from certain consequences to the insurance companies whose separate accounts invest in the Fund.  Such a Fund would not have to comply with the qualification and other requirements applicable to RICs, including the Distribution, Income and Diversification Requirements described above.  As a result, it is expected that such a Fund would have greater flexibility in purchasing a wider variety of investment assets as well as reduce its accounting and administrative costs related to continued qualification of the Fund as a RIC.  These benefits may, however, be offset by negative consequences in certain circumstances.  For example, the Fund may incur increased expenses associated with partnership accounting.  If the Fund invests extensively in foreign securities, it may (depending upon the provisions of tax treaties with particular foreign countries) be subject to less favorable treatment than a RIC with respect to the availability of reduced foreign withholding tax rates.  Accordingly, the determination whether there would be a net benefit to a Fund from its classification for federal income tax purposes as a partnership or disregarded entity will be made on a Fund by Fund basis, and the reclassification of any Fund as a partnership or disregarded entity will require a determination by the Board of Trustees that such reclassification is in the best interests of the Fund, its shareholders and contract owners.

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A Fund taxed as a partnership or disregarded entity is not subject to income tax, and any income, gains, losses, deductions and credits of the Fund would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the Fund and retain the same character for federal income tax purposes.  As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a Fund is treated as a partnership or disregarded entity.  A Fund taxed as a partnership or disregarded entity would continue to satisfy the diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles.  It is expected that a variable contract owner would not be affected by a Fund electing to be taxed as a partnership or disregarded entity versus a RIC.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended to be used as tax advice. Variable contract owners should consult their own tax professional about their tax situation.

OTHER INFORMATION

MANAGER-OF-MANAGERS STRUCTURE

The Advisor and the Trust rely on an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”) for a manager-of-managers structure that allows the Advisor to hire, replace or terminate a subadvisor (excluding hiring a subadvisor which is an affiliate of the Advisor) without the approval of shareholders.  The Order also allows the Advisor to revise a subadvisory agreement with an unaffiliated subadvisor with the approval of the Board of Trustees but without shareholder approval.  If a new unaffiliated subadvisor is hired for a Fund, the Fund will provide shareholders with information about the new subadvisor within 90 days of the change.  The Order allows the Funds greater flexibility, enabling them to operate more efficiently.  Although the Advisor monitors each subadvisor’s performance, there is no certainty that any subadvisor or Fund will obtain favorable results at any given time.

The Advisor performs the following oversight and evaluation services to each subadvised Fund:

▪	initial due diligence on prospective Fund subadvisors;
▪	monitoring subadvisor performance, including ongoing analysis and periodic consultations;
▪	communicating performance expectations and evaluations to the subadvisors;
▪	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadvisor’s contract; and
▪	compliance oversight of Fund subadvisors.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds post their respective portfolio holdings on the Trust’s internet site (www.genworth.com) 30 days after the end of each month.  A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

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EXCLUSION FROM REGISTRATION AND REGULATION UNDER COMMODITIES LAW

The Funds are operated by an entity that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and therefore, that is not subject to registration or regulation as a commodity pool operator.

FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, Institutional Shares of the Funds had not commenced operations.  The financial highlights information below is for the Fund’s Service Shares.  Service Shares are not offered in this prospectus but have substantially similar annual returns because the shares are invested in the same investment portfolio of securities.  Annual returns differ only that the Institutional Shares have no Rule 12b-1 distribution fee or administrative service fee while the Service Shares have a 0.25% Rule 12b-1 distribution fee and a 0.25% administrative services fee  The financial highlights tables are intended to help you understand the financial performance for each Fund for the period from August 15, 2008 (date of inception) through the fiscal year ended December 31, 2008 and the six months ended June 30, 2009.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Total returns reflect Fund level expenses but do not reflect fees and expenses associated with any variable contract that uses the Fund as an investment option for any contract.  If total return reflected variable contract fees and expenses, total return would be reduced.  The information for the fiscal period ended December 31, 2008 has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual report.  The information for the semi-annual period ended June 30, 2009 is unaudited and has been derived from the Funds’ semi-annual report.  Both the Funds’ annual and semi-annual report are available upon request.

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	Genworth Calamos Growth Fund		Genworth Calamos Growth Fund		Genworth Columbia Mid Cap Value Fund		Genworth Columbia Mid Cap Value Fund		Genworth Davis NY Venture Fund		Genworth Davis NY Venture Fund		Genworth Eaton Vance Large Cap Value Fund		Genworth Eaton Vance Large Cap Value Fund		Genworth Legg Mason ClearBridge Aggressive Growth Fund		Genworth Legg Mason ClearBridge Aggressive Growth Fund
	January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.48		$10.00		$6.73		$10.00		$7.17		$10.00		$7.68		$10.00		$7.46		$10.00
Net investment income/(loss)	(0.02)		(0.01)		0.04		0.04		0.02		0.02		0.07		0.03		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	1.22		(3.51)		0.22		(3.27)		0.38		(2.83)		(0.38)		(2.32)		0.70		(2.54)
Total from investment operations	1.20		(3.52)		0.26		(3.23)		0.40		(2.81)		(0.31)		(2.29)		0.69		(2.53)

Less distributions:
Dividends from net investment income							(0.04)				(0.02)				(0.03)				(0.01)
Total distributions							(0.04)				(0.02)				(0.03)				(0.01)

Net asset value, end of period	$7.68		$6.48		$6.99		$6.37		$7.57		$7.17		$7.37		$7.68		$8.15		$7.46
Total return	18.58	%3	-35.22	%2,3	3.83	%3	-32.30	%2,3	5.65	%3	-28.15	%2,3	-4.08	%3	-22.85	%2,3	9.24	%3	-25.37	%2,3

Supplemental data and ratios:
Net assets, end of period	$5,402,416		$3,582,157		$26,596,213		$23,818,989		$5,454,695		$3,401,992		$67,708,815		$59,437,385		$79,462,751		$70,758,218
Ratio of expense to average net assets before expense reimbursement	2.27	%4	6.25	%4	1.38	%4	2.73	%4	2.29	%4	7.84	%4	1.21	%4	1.97	%4	1.06	%4	1.76	%4
After expense reimbursement and before securities lending credit	1.53	%4	1.51	%4	1.32	%4	1.38	%4	1.23	%4	1.25	%4	1.19	%4	1.19	%4	1.22	%4	1.20	%4
After expense reimbursement and securities lending credit	1.40	%4	1.40	%4	1.25	%4	1.25	%4	1.15	%4	1.15	%4	1.15	%4	1.15	%4	1.10	%4	1.10	%4
Ratio of net investment income/(loss) to average net assets before expense reimbursement	-1.37	%4	-5.20	%4	1.23	%4	1.34	%4	-0.30	%4	-5.72	%4	2.00	%4	1.64	%4	-0.20	%4	-0.36	%4
After expense reimbursement	-0.50	%4	-0.35	%4	1.37	%4	2.82	%4	0.84	%4	0.97	%4	2.06	%4	2.46	%4	-0.23	%4	0.30	%4
Portfolio turnover rate	23.54	%3	17.96	%2,3	37.28	%3	5.44	%2,3	9.41	%3	7.68	%2,3	34.85	%3	8.99	%2,3	1.51	%3	0.41	%2,3

1 Date of inception.
2 From September 4, 2008 (commencement of operations) through December 31, 2008.
3 Not annualized.
4 Annualized.

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	Genworth PIMCO StocksPLUS Fund		Genworth PIMCO StocksPLUS Fund		Genworth Putnam International Capital Opportunities Fund		Genworth Putnam International Capital Opportunities Fund		Genworth Thornburg International Value Fund		Genworth Thornburg International Value Fund		Genworth Goldman Sachs Enhanced Core Bond Index Fund		Genworth Goldman Sachs Enhanced Core Bond Index Fund
	January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008		January 1, 2009 through June 30, 2009 (unaudited)		August 15, 20081 through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.85		$10.00		$6.70		$10.00		$7.48		$10.00		$10.67		$10.00
Net investment income	0.12		0.03		0.11		0.02		0.10				0.17		0.07
Net realized and unrealized (losses) on investments	0.84		(2.59)		1.59		(3.32)		0.60		(2.49)		0.25		0.67
Total from investment operations	0.96		(2.56)		1.70		(3.30)		0.70		(2.49)		0.42		0.74

Less distributions:
Dividends from net investment income			(0.03)								(0.03)				(0.07)
Dividends from net realized gains			(0.56)												
Total distributions			(0.59)								(0.03)				(0.07)

Net asset value, end of period	$7.81		$6.85		$8.40		$6.70		$8.18		$7.48		$11.09		$10.67
Total return	13.91	%3	-25.50	%2,3	25.26	%3	-32.98	%2,3	9.29	%3	-24.92	%2,3	3.90	%3	7.46	%2,3

Supplemental data and ratios:
Net assets, end of period	$110,916,304		$95,311,072		$32,547,613		$27,899,920		$29,849,526		$25,388,500		$68,637,683		$56,296,521
Ratio of expense to average net assets before expense reimbursement	1.12	%5	1.94	%5	1.78	%5	4.40	%5	1.66	%5	3.23	%5	1.23	%5	1.91	%5
After expense reimbursement4 and before securities lending credit	1.04	%5	1.07	%5	1.36	%5	1.35	%5	1.32	%5	1.32	%5	1.08	%5	1.16	%5
After expense reimbursement4 and securities lending credit	1.00	%5	1.00	%5	1.35	%5	1.35	%5	1.30	%5	1.30	%5	1.05	%5	1.05	%5
Ratio of net investment income/(loss) to average net assets before expense reimbursement	3.22	%5	1.47	%5	2.44	%5	-1.75	%5	2.34	%5	-1.73	%5	3.21	%5	2.76	%5
After expense reimbursement	3.34	%5	2.41	%5	2.86	%5	1.30	%5	2.69	%5	0.20	%5	3.39	%5	3.62	%5
Portfolio turnover rate	414.20	%3	287.05	%2,3	51.31	%3	24.70	%2,3	24.38	%3	5.19	%2,3	220.97	%3	216.84	%2,3

1 Date of inception.
2 From September 4, 2008 (commencement of operations) through December 31, 2008.
3 Not annualized.
4 The expense reimbursement calculation excludes interest expense. Interest expense amounts to less than 0.01% per share of average net assets.
5 Annualized.

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APPENDIX

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-Backed Securities - Fixed income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate cash to pay holders of the securities.

Common Stock - Securities representing shares of ownership of a corporation.

Convertible Securities - Debt securities or preferred stocks that may be converted into common stock.  While a convertible security is a fixed income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Corporate Bonds - Debt securities issued by corporate issuers, as distinct from fixed income securities issued by a government or its agencies or instrumentalities.

Depositary Receipts - U.S. securities that represent ownership of equity securities of a publicly traded, non-U.S. company.  Depositary receipts trade on U.S. stock exchanges as well as on many European stock exchanges.

Derivatives - Contracts or investments with values based on the performance of an underlying financial asset, index or economic measure.

Duration - Related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates.  A bond’s value drops when interest rates rise, and vice versa.  Bonds with longer durations have higher risk and volatility.

Emerging Market Countries - Developing and low or middle income countries as identified by the International Finance Corporation or the World Bank.  Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity Securities - Securities, including common stock, preferred stock, convertible securities or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

Fixed Income Securities - Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Foreign Securities - Equity, debt or derivative securities that are determined by a Fund’s subadvisor to be “foreign securities” on the basis of the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Growth Style - A style of investing in equity securities of companies that the Fund’s subadvisor believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High Yield Bonds - Fixed income securities rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (including Moody’s, Fitch and Standard & Poor’s), or unrated securities that the Fund’s subadvisor believes are of comparable quality.  These bonds are often referred to as “junk bonds.”  They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment Grade - The four highest rating categories of NRSROs, including Moody’s, Standard & Poor’s and Fitch.

Market Capitalization - A common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Maturity - The time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-Backed securities - Fixed income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Municipal Securities - Debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.

Real Estate Investment Trust (REIT) - A company that manages a portfolio of real estate to earn profits for its interest-holders.  REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels.  Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss).  Other REITs specialize in lending money to building developers.  Still other REITs engage in a combination of ownership and lending.

U.S. Government Securities - Debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities - Debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States.  Such securities may not be supported by the full faith and credit of the United States.

Value Style - A style of investing in equity securities that the Fund’s subadvisor believes are undervalued, which means that their stock prices are less than the subadvisor believes they are intrinsically worth, based on such factors as price-to-book ratio, price-to-earnings ratio and cash flow.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadvisor believes to be temporary.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Asset-Backed Securities - Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  Certain asset-backed securities may also be subject to the risk of prepayment.  In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated.  Prepayment reduces the yield to maturity and the average life of the asset-backed securities.  In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate.  In a period of rising interest rates, prepayments may occur at a slower rate than expected.  As a result, the average maturity of a Fund’s portfolio may increase.  The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

Convertible Securities - Generally debt securities or preferred stocks that may be converted into common stock.  Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks).  A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock.  The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls.  Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

Corporate Loans - Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure.  Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks.  As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest.  However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans.  Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate.  The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest.  If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed.  By investing in a corporate loan, a Fund may become a member of the syndicate.

The corporate loans in which a Fund invests are subject to the risk of loss of principal and income.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Depositary Receipts - Certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.  Depositary receipts may or may not be jointly sponsored by the underlying issuer.  The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material.  Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.  Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Derivatives - A derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.  Some risks of investing in derivatives include:

▪	the other party to the derivatives contract may fail to fulfill its obligations;
▪	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
▪	a Fund may suffer disproportionately heavy losses relative to the amount invested and
▪	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Floating- and Variable-Rate Securities - A Fund may invest in securities that do not have fixed interest rates.  Instead, the rates change over time.  Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate.  Variable-rate securities have interest rates that change at preset times based on a specific measure.  Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income.  Like other fixed income securities, floating- and variable-rate securities are subject to interest rate risk.  A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

High Yield Bonds And Other Lower-Rated Securities - Investment in high yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss.  These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments.  The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.  Therefore, Funds that invest in high yield bonds are subject to the following risks:

▪	increased price sensitivity to changing interest rates and to adverse economic and business developments;
▪	greater risk of loss due to default or declining credit quality;
▪	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due; and
▪	negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

Mortgage-Backed Securities - These fixed income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields.  This risk is known as ‘‘prepayment risk.’’ When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as ‘‘extension risk.’’

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.  Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Preferred Stock - A class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.  Preferred stock may be convertible into common stock.

Municipal Securities – Municipal securities in which a Fund may invest are subject to the risk that the issuers of the municipal securities, or any entity providing a credit enhancement, continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which a Fund invests could negatively impact the Fund.

Real Estate Investment Trusts (REITs) - Certain Funds may invest in real estate investment trusts (“REITs”) and other real estate-related securities.  Investing in REITs involves the risks associated with direct ownership of real estate and with the real estate industry in general.  These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

Repurchase Agreements - Each Fund may make a short-term loan to a qualified bank or broker-dealer.  The Fund buys securities that the seller has agreed to buy back at a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering amounts owed to it.

Supranational Securities - Supranational securities are obligations of supranational agencies like the World Bank and International Monetary Fund. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the World Bank, have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

U.S. Government Securities and U.S. Government Agency Securities - A Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government.  Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk.  However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

▪	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA’’), including GNMA pass-through certificates;

▪	the Federal Home Loan Banks;
▪	the Federal National Mortgage Association (“FNMA’’ or “Fannie Mae”);
▪	the Federal Home Loan Mortgage Corporation (“FHLMC’’ or “Freddie Mac”); and
▪	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government.  GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government.  While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government.  However, on September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.  Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so.  Moreover, although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

Warrants - Equity securities that give the holder the right to buy common stock at a specified price for a specified period of time.  Warrants are considered speculative and have no value if they are not exercised before their expiration date.

When-Issued Securities and Delayed-Delivery Transactions - When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

ADDITIONAL INFORMATION ABOUT RISKS

Borrowing and Leverage Risk - When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and all other risks will tend to be compounded.  A Fund takes on leveraging risk when it borrows money to meet redemption requests, invests collateral from securities loans or uses reverse repurchase agreements, dollar rolls, futures, swaps or other derivatives.  A Fund also may be subject to borrowing and leverage risk when it purchases securities on a when-issued, delayed delivery or forward commitment basis.  Leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings.  The use of leverage also may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet asset segregation requirements.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.  This may happen when there is a decline in interest rates.  Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

Credit Risk - A Fund has the risk that the issuer will be unable to pay the interest or principal when due.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.  Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments.

High yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.  Securities rated below Baa/BBB, commonly referred to as junk bonds or high yield securities, have speculative characteristics.  Accordingly, there is a greater possibility that the issuers of these securities may be unable to make timely payments of interest and principal and thus default.  These securities typically entail greater price volatility and may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  These securities may be less liquid than higher-rated securities, which means a Fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.  When a Fund buys lower-rated debt, the achievement of its goals depends more on its subadvisors’ credit analysis than would be the case if the Fund was buying investment grade debt.  Unrated securities of comparable quality share these risks.

Currency Risk - Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar.  Changes in foreign currency exchange rates affect the value of a Fund’s portfolio.  Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Derivatives Risk - Certain Funds may engage in a variety of transactions using derivatives, such as futures, options, warrants and swaps.  Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies.  Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives).  A Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns.  Although certain subadvisors have the flexibility to make use of derivatives, they may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the Fund.  The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a Fund will depend on its subadvisor’s ability to analyze and manage derivatives transactions.  The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.  Some derivatives are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Other risks arise from the potential inability to terminate or sell derivatives positions.  A liquid secondary market may not always exist for a Fund’s derivatives positions.  In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument.  Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.  Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to the non-U.S. currency and related interest rates.

If a Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security.  In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred.  If no default occurred, the Fund would keep the stream of payments and would have no payment obligations.  As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Emerging Markets Risk - The risks that apply to foreign investments are usually much greater for investments in emerging markets.  Investments in emerging markets may be considered speculative.  Emerging markets are riskier because they develop unevenly or may never fully develop.  They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets.  Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors.  Many emerging markets also have histories of political instability and abrupt changes in policies.  Certain emerging markets may also face other significant internal or external risks, including the risk of war and ethnic, religious and racial conflicts.

Foreign Government Debt Securities Risk - A government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or a failure to put into place economic reforms required by the International Monetary Fund.  If a government entity defaults, it generally will ask for more time to pay or request further loans.  There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

Foreign Custody Risk - A Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories.  Some foreign banks and securities depositories may be recently organized or new to the foreign custody business.  In addition, there may be limited or no regulatory oversight over their operations.  Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.  In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States.  The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

Foreign Securities Risk - Certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments involve some of the following risks as well:

▪	political and economic instability;
▪	the impact of currency exchange rate fluctuations;
▪	reduced information about issuers;
▪	higher transaction costs;
▪	less stringent regulatory and accounting standards and
▪	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.  To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

Inflation Risk - The risk that prices of existing fixed rate debt securities will decline due to inflation or the threat of inflation.  Inflation reduces the purchasing power of any income produced by these securities.  Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

Interest Rate Risk - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase.  Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.  To the extent a Fund invests a substantial portion of its assets in fixed income securities with longer term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Certain securities pay interest at variable or floating rates.  Variable-rate securities reset at specified intervals, while floating-rate securities reset whenever there is a change in a specified index rate.  In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security.  However, some securities do not track the underlying index directly but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates.  The market prices of these securities may fluctuate significantly when interest rates change.

Market Risk - a Fund could lose value if the individual securities in which it has invested and/or the overall stock or bond markets on which the securities trade decline in price.  Securities markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth.  Individual securities are affected by many factors, including:

▪	corporate earnings;
▪	changes in interest rates;
▪	production;
▪	management;
▪	sales and

▪	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Securities markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other securities markets around the world.

Repayment Risk - A country may be unable to pay its external debt obligations as they are due.  Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable exchange rate structure.

Selection Risk - each Fund’s portfolio manager may select securities that underperform the stock market, the Fund’s benchmark, or other funds with similar investment objectives and strategies.

Small- and Mid-Capitalization Risk - a Fund may invest in stocks of small-cap and mid-cap companies that trade in lower volumes and are subject to greater or more unpredictable price changes than securities of large-cap companies or the market overall.  Small-cap and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel.  If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in securities of a small-cap or mid-cap company may lose substantial value.  Investing in small-cap and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

U.S. Government Agency Securities Risk - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although many types of U.S. Government Securities may be purchased by the Fund, such as those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

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Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust.  We are committed to protecting the personal data we obtain about you.  Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data.  To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?
We may collect your personal data to provide you with the products or services you requested.  We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies.  We may collect personal data about you to process transactions and to prevent fraud.  Where required, we will obtain your consent before collecting it.  The personal data may include:

● Name and address	● Income and assets
● Accounts at other institutions	● Social security or taxpayer identification number

What do we do with your personal data?
We comply with Federal and State requirements related to the protection and use of your data.  This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:
●	Process transaction
●	Respond to your requests
●	Prevent fraud
●	Comply with regulatory requirements
●	Share with you related products and services we offer

 We do not sell personal data about current or former customers or their accounts.  We do not share your personal data for marketing purposes.  When affiliates or outside companies perform a service on our behalf, we may share your personal data with them.  We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:
●	Your agent or representative
●	Your brokerage firm
●	State or Federal authorities
●	Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?
In order to protect your personal data, we maintain physical, electronic and procedural safeguards.  We review these safeguards regularly in keeping with technological advancements.  We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.
We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

 This Privacy Policy is not a part of the Prospectus.

For More Information

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information dated December 7, 2009:
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this prospectus.

Annual and Semiannual Reports:
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio holdings.    The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the prior fiscal year.

To obtain a document free of charge, call (800) 352-9910, contact your variable insurance provider or download the document (except the SAI) from the Genworth website (www.Genworth.com.)

Information from the Securities and Exchange Commission (“SEC”)

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call (202) 551-5850 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-22205

STATEMENT OF ADDITIONAL INFORMATION

December 7, 2009

GENWORTH VARIABLE INSURANCE TRUST

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
(formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
(formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)

Service Shares
Institutional Shares

Genworth Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of fifteen series.  This Statement of Additional Information (“SAI”) relates only to the series and classes of the Trust (each, a “Fund” and collectively, the “Funds”) listed above.

This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Funds.  It contains information in addition to and more detailed than that set forth in the Prospectus for the Funds and should be read in conjunction with the Funds’ Prospectus dated December  7, 2009.

Terms not defined in this SAI have the meanings assigned to them in the Prospectus.  The Prospectus may be obtained from the Trust, by mail writing to the Trust at 6610 West Broad Street, Richmond, Virginia 23230, or by calling toll free (800) 352-9910.

The Funds’ financial statements for the fiscal year ended December 31, 2008 are incorporated herein by reference to the Funds’ Annual Report dated December 31, 2008.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.

GENERAL INFORMATION AND HISTORY

Genworth Variable Insurance Trust is an open-end management investment company organized under the laws of Delaware by an Agreement and Declaration of Trust, dated June 5, 2008. The Trust currently offers shares in fifteen separate series, each with its own investment objective.  Genworth Financial Wealth Management, Inc. (the “Advisor”) serves as the investment advisor to the Funds.

Each of the Funds, other than the Genworth Legg Mason ClearBridge Aggressive Growth Fund, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  The Genworth Legg Mason ClearBridge Aggressive Growth Fund is a non-diversified fund as defined in the 1940 Act, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks.  The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks.  The SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.  The following table sets forth permissible investments and techniques for each of the Funds.  An “X” in the table indicates that the Fund may invest in or follow the corresponding instrument or technique.  An empty space indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique. Unless otherwise noted in the prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund's principal investment strategies.

TYPE OF INVESTMENT OR TECHNIQUE	Genworth Calamos Growth Fund	Genworth Columbia Mid Cap Value Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
Asset-backed securities	X	X		X
Bank and/or savings and loan obligations		X			X
Borrowing money	X	X	X	X	X
Collateralized mortgage obligations	X	X	X	X
Commercial paper/short term investments	X	X	X	X	X
Convertible securities	X	X	X	X	X
Corporate debt securities		X	X		X
Credit default swaps
Custodial receipts
Deferred payment securities			X
Depositary receipts	X	X	X	X	X
Derivatives	X	X	X	X	X
Equity linked securities		X	X
Extendable commercial notes		X
Floating and variable rate securities		X
Foreign commercial paper (denominated in U.S.$)		X
Foreign currencies	X	X	X	X	X
Foreign securities	X	X	X	X	X
Forward currency contracts	X	X	X	X	X
Futures contracts	X	X	X	X	X
Guaranteed investment contracts		X
Illiquid securities	X	X	X	X	X

Indexed and linked securities		X	X
Inflation indexed bonds	X
Investment companies	X	X	X	X	X
Lending portfolio securities	X	X	X	X	X
Loan participations and assignments	X	X
Long-term debt	X	X	X	X
Long-term debt when originally issued but with 397 days or less remaining to maturity	X	X	X	X
Master limited partnerships		X
Money market instruments	X	X	X	X	X
Mortgage-backed securities	X	X	X
Mortgage dollar rolls	X	X
Municipal securities	X
Non-investment grade debt	X	X	X	X
Obligations to supranational agencies		X
Options on futures contracts	X	X	X	X	X
Participation interests		X
Pay-in-kind bonds		X	X
Preferred stocks	X	X	X	X	X
Private placement and other restricted securities	X	X	X	X	X
Real estate investment trusts (REITs)		X	X	X
Repurchase agreements	X	X	X	X	X
Reverse repurchase agreements	X	X
Securities from developing countries/emerging markets	X	X	X	X	X
Short sales	X	X	X	X	X
Short-term debt	X	X	X	X	X
Small company stocks		X	X		X
Sovereign debt (foreign) (denominated in U.S.$)		X
Special situation companies		X	X
Standby commitment agreements
Stock options and stock index options		X		X	X
Stripped mortgage securities	X	X
Structured products	X	X
Swap agreements	X	X	X	X
Synthetic foreign equity securities	X	X
U.S. common stocks	X	X	X	X	X
U.S. government securities	X	X	X		X
Warrants	X	X	X	X	X
When-issued/delayed-delivery securities	X	X	X	X
Zero coupon securities		X	X

TYPE OF INVESTMENT OR TECHNIQUE	Genworth PIMCO StocksPLUS Fund	Genworth Putnam International Capital Opportunities Fund	Genworth Thornburg International Value Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Asset-backed securities	X	X	X	X
Bank and/or savings and loan obligations	X	X		X
Borrowing money	X	X	X	X
Collateralized mortgage obligations	X	X	X
Commercial paper/short term investments	X	X	X	X
Convertible securities	X	X	X
Corporate debt securities	X			X
Credit default swaps	X
Custodial receipts	X
Deferred payment securities	X
Depositary receipts	X	X	X
Derivatives	X	X		X
Equity linked securities		X
Extendable commercial notes	X
Floating and variable rate securities	X	X
Foreign commercial paper (denominated in U.S.$)	X			X
Foreign currencies	X	X	X
Foreign securities	X	X	X	X
Forward currency contracts	X	X	X
Futures contracts	X	X	X	X
Guaranteed investment contracts	X
Illiquid securities	X	X	X	X
Indexed and linked securities	X	X	X
Inflation indexed bonds	X
Investment companies	X	X	X	X
Lending portfolio securities	X	X	X	X
Loan participations and assignments	X	X
Long-term debt	X	X	X	X
Long-term debt when originally issued but with 397 days or less remaining to maturity	X	X	X	X
Master limited partnerships	X
Money market instruments	X	X		X
Mortgage-backed securities	X	X	X	X
Mortgage dollar rolls	X	X		X
Municipal securities	X	X		X
Non-investment grade debt	X	X	X
Obligations to supranational agencies	X			X
Options on futures contracts	X	X	X
Participation interests	X
Pay-in-kind bonds		X
Preferred stocks	X	X	X

Private placement and other restricted securities (144A securities)	X	X		X
Real estate investment trusts (REITs)	X	X	X
Repurchase agreements	X	X	X	X
Reverse repurchase agreements	X		X
Securities from developing countries/emerging markets	X	X	X	X
Short sales (against the box)	X	X	X	X
Short-term debt	X	X	X	X
Small company stocks	X	X	X
Sovereign debt (foreign) (denominated in U.S.$)	X		X	X
Special situation companies		X
Standby commitment agreements		X
Stock options and stock index options	X	X
Stripped mortgage securities	X		X
Structured products	X	X	X
Swap agreements	X	X	X
Synthetic foreign equity securities
U.S. common stocks	X	X	X
U.S. government securities	X		X	X
Warrants	X	X	X
When-issued/delayed-delivery securities	X			X
Zero coupon securities	X	X	X	X

BANK OBLIGATIONS

Bank obligations that may be purchased by a Fund include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

BORROWING

A Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33 1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements, which may be considered a form of borrowing, so long as a Fund covers its exposure by segregating or earmarking liquid assets.

BRADY BONDS

Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s advisor or subadvisor may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the advisor’s or the subadvisor’s expectations with respect to Brady Bonds will be realized.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In an event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon bonds held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to a Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

CREDIT DEFAULT SWAPS (See Derivative Instruments.)

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

A Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, Municipal Securities or other types of securities in which a Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities law purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt or trust certificate a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.  In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

DEBT OBLIGATIONS

Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Rating Group (“Standard & Poor’s”), Fitch Ratings (“Fitch”) or Moody’s Investor Services (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund’s advisor or subadvisor(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s advisor or subadvisor will consider such events in its determination of whether the Fund should continue to hold the securities.

In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, each Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch ; (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount, which would result in a lower rate of return to the Fund.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities.

Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

•           the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

•           the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

        •           the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

FHLMC and FNMA historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States.  However, on September 7, 2008, due to the value of FHLMC’s and FNMA’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed FHLMC and FNMA into conservatorship.  Although the US government or its agencies provide financial support to such entities, no assurance can be given that they will always do so.  The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Funds purchase the principal portion of STRIPS, the Funds will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Funds take into account as income a portion of the difference between the principal portion of a STRIPS’ purchase price and its face value.

Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.  Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors.  Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.

Through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally.  Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans.  For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.  The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exits for all loans.

Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Asset-backed securities have structural characteristics similar to mortgage-backed securities.  However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements.  However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps.  Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.  Asset-backed securities may not have the benefit of any security interest in the related asset.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets.  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities.  CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

Collateralized Debt Obligations. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is an entity that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is an entity that is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

Money Market Instruments. Money market instruments may include the following types of instruments:

•
obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

•	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

•	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

•	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

•               repurchase agreements;

•               bank and savings and loan obligations;

•
commercial paper, which includes short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

•
bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

•
high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable advisor or subadvisor;

•
extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period;

•	unrated short-term (maturity in 397 days or less) debt obligations that are determined by a Fund’s advisor or subadvisor to be of compatible quality to the securities described above.

Extendable Commercial Notes (“ECNs”). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

DERIVATIVE INSTRUMENTS

A Fund’s subadvisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge a Fund’s portfolio or for risk management or for any other permissible purposes consistent with that Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”).

Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon a Fund’s subadvisor’s ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund’s advisor or subadvisor projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by a Fund would be considered illiquid to the extent described above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by U.S. Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s advisor or a subadvisor believes it is more advantageous to a Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

    A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Commodity Futures Contracts.  Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver.  The Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.

    Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund’s advisor’s or subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

A Fund will enter swap agreements only with counterparties that a Fund’s advisor or subadvisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Two types of swap agreements that some Funds may utilize, among others, are credit default swaps or total rate of return swaps.

Credit Default Swaps.  A Fund may enter into credit default swap contracts.  A credit default swap is an agreement in which one party transfers its third party credit risk to the other party.  One party in this swap is essentially the lender and bears the credit risk from the third party.  The counterparty in the agreement insures this risk in return for receipt of regular periodic payments (like insurance premiums from the insured party).  If the third party defaults, the insuring party must purchase the defaulted asset from the insured party and the insured party pays the insuring party the remaining interest on the debt as well as the principal.  A Fund might use, credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers).  A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

As the purchaser in a credit default swap contract a Fund would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the investment might expire worthless.  It also would involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.  At present, the Funds will not act as a seller in a credit default swap contract.

Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund’s stated benchmark.

Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.  Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s advisor or a subadvisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s advisor or subadvisor believes a liquid secondary market will exist for a particular option at any specific time.

EQUITY LINKED SECURITIES

Equity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than a typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas.

At maturity, the principal amount of the equity-linked security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

EXCHANGE TRADED FUNDS (See Investment Company Securities)

FLOATING AND VARIABLE RATE INSTRUMENTS

Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s advisor or subadvisor will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.

FOREIGN COMMERCIAL PAPER

A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

FOREIGN CURRENCIES  (See Derivative Instruments.)

FOREIGN SECURITIES

Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities.  Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies.  Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions.  There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States.  In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries.  Expropriation of assets refers to the possibility that a country’s laws will prohibit the return to the United States of any monies, which a Fund has invested in the country.  Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Investment in Companies in Developing Market Countries. Investments may be made from time to time in companies in developing market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Depositary Receipts. A Fund may invest in foreign securities, including those from developing countries or emerging markets, by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (see below), and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD CURRENCY CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FUTURES (See Derivative Instruments.)

GUARANTEED INVESTMENT CONTRACTS (FUNDING AGREEMENTS)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

INDEX OR LINKED SECURITIES

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity.  Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity.  Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

INVESTMENT COMPANY SECURITIES

As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies.  Other investment companies may include open-end investment companies, closed-end investment companies, exchange-traded funds (including those organized as unit investment trusts), and business development companies.  No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, the Fund may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act.  The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by a Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

LENDING PORTFOLIO SECURITIES

A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, each Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI. Collateral may also be invested in a money market investment company or short-term collective investment trust.  A Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or may provide for a minimum guaranteed rate of return to the investor.

Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer’s parent.

Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable advisor or subadvisor to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

    A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MASTER LIMITED PARTNERSHIPS

The Funds may invest in interests in master limited partnerships (“MLPs”). MLP interests trade like shares of stock, and MLPs generally distribute most of their distributable cash flow to investors. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. Their income generally depends on the volume of the products transported, not on the commodity’s price. An MLP is a public limited partnership. Interests in MLPs are traded on an exchange or on the Nasdaq National Market System (the “Nasdaq”). The ability to trade the interests provides liquidity that is not present with conventional private limited partnerships, but those interests are less liquid than conventional publicly traded securities. MLPs can be organized for income, capital gains or tax shelter purposes. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.  Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund’s interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See “Borrowing”)

Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund’s advisor or subadvisor believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

MUNICIPAL SECURITIES

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. A Fund may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The advisor will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Funds may invest in the obligations of supranational agencies. Supranational agencies rely on participating countries (which may include the United States) for funds. Some supranationals, such as the World Bank, have the right to borrow from participating countries, including the United States. Other supranationals must request funds from participating countries; however, such requests may not always be honored. Moreover, the securities of supranational agencies, depending on where and how they are issued, may be subject to some of the risks associated with investments in foreign securities.

PREFERRED STOCK

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS

Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended (the “Code”).

REPURCHASE AGREEMENTS

In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund’s custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s advisor or subadvisor reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Funds might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A of the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund’s advisor or subadvisor has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund’s level of illiquidity may increase.

A Fund may sell OTC options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund’s applicable subadvisor or the advisor will monitor the liquidity of restricted securities for the Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only on NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the advisor or subadvisor believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

REVERSE REPURCHASE AGREEMENTS

A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

SHORT SELLING OF SECURITIES

A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short.  This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes.  A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price.  In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.  The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns.  There will be certain additional transaction costs associated with short sales against the box.

For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).

SMALL COMPANY AND EMERGING GROWTH STOCKS

Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

“Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The advisor or subadvisors of such Funds believe, however, that if the advisor or subadvisor analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STANDBY COMMITMENT AGREEMENTS

A Fund may from time to time enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security which may be issued and sold to that Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to the Fund and which are unavailable on a firm commitment basis. The Fund will at all times maintain a segregated account with their custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund’s NAV.  The cost basis of the security will be adjusted by the amount of the commitment fee.  In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

STRUCTURED PRODUCTS (See Derivative Instruments.)

SWAP AGREEMENTS (See Derivative Instruments.)

SYNTHETIC FOREIGN EQUITY SECURITIES

The Funds may invest in a form of synthetic foreign equity securities, referred to as international warrants or local access products.  International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index.  International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Funds normally will invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. Dollars). The cash payment is calculated according to a predetermined formula. The Funds may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

The Funds will acquire covered warrants issued by entities deemed to be creditworthy by the Advisor, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

The Funds also may invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long-term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years.  Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations.

A Fund may also invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS (“PIK BONDS”) AND DEFERRED PAYMENT SECURITIES

    Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TEMPORARY INVESTMENTS

Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies.  However, pending investment of cash balances or for anticipated redemptions, or if a Fund’s advisor (or subadvisor) believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest.  Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

INVESTMENT RESTRICTIONS

INVESTMENT OBJECTIVES

There can be no assurance that the Funds will achieve their objectives.  The Funds’ investment objectives and policies, and their associated risks, are discussed above and in the Funds’ Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Funds and their policies is provided below.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds.  All other investment policies or practices of the Funds are considered by the Trust non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of:  (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

Each Fund may not:

(1)	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof, may permit;

(2)
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies); and

(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)
Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or to the extent permitted by exemptive rules or exemptive relief under the 1940 Act, without regard to the 1940 Act’s percentage limits, or in connection with a merger, reorganization, consolidation or other similar transaction.  Each Fund may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High portfolio turnover rates (100% or more) will generally result in higher brokerage expenses, may result in a greater number of taxable transactions, and may increase the volatility of a Fund.

INSURANCE LAW RESTRICTIONS

In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GFWM and the insurance companies may enter into agreements, required by certain state insurance departments, under which GFWM may agree to use its best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

MAJOR SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

 The following table provides the name, address, and Service Shares owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of November 30, 2009.  As of the date of this SAI, no Institutional Shares of the Funds had been issued.

Principal Holders and Control Persons of the Genworth Calamos Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	789,809	99.37%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	5,024	0.63%	Record

Principal Holders and Control Persons of the Genworth Columbia Mid Cap Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	3,496,723	89.12%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	427,062	10.88%	Record

Principal Holders and Control Persons of the Genworth Davis NY Venture Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	852,727	95.15%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	43,429	4.85%	Record

Principal Holders and Control Persons of the Genworth Eaton Vance Large Cap Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	8,461,910	88.12%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	1,140,419	11.88%	Record

Principal Holders and Control Persons of the Genworth Legg Mason ClearBridge Aggressive Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	9,283,887	88.54%	Record

Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	1,201,215	11.46%	Record

Principal Holders and Control Persons of the Genworth PIMCO StocksPLUS Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	11,827,779	88.06%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	1,603,426	11.94%	Record

Principal Holders and Control Persons of the Genworth Putnam International Capital Opportunities Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	3,429,830	89.57%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	399,263	10.43%	Record

Principal Holders and Control Persons of the Genworth Thornburg International Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	3,200,339	89.50%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	375,297	10.50%	Record

Principal Holders and Control Persons of the Genworth Goldman Sachs Enhanced Core Bond Index Fund

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Life & Annuity Insurance Company 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	6,387,813	88.30%	Record
Genworth Life Insurance Company of New York 6620 W. Broad St Building 3 Floor 5 Attn: Variable Accounting Dept. Richmond, VA 23230-1716	846,317	11.70%	Record

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”). Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions. In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings and the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy. The Board has, through the adoption of the Policy, delegated the day-to-day monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff. The Board receives reports from the Advisor with respect to the status of the disclosure of the Funds’ portfolio holdings information and the overall effectiveness of the Policy, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws. These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q. These filings are available to the public through the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov. The Funds also will post their respective portfolio holdings on their website 30 days after each month end.

The Policy provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the custodian, administrator, proxy voting vendor, consultants, legal counsel, and independent registered public accounting firm.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract. In addition, because the Funds are managed using a multi-manager approach, the Advisor will, from time to time, add or replace subadvisors to the Funds. In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming subadvisor or transition manager to allow the subadvisor to implement as streamlined a transition as possible.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

The tables below identify the current Trustees and officers of the Trust, their ages, their present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.   The address of all persons below is c/o Genworth Variable Insurance Trust, 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523.

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

David M. Dunford(1) Year of Birth: 1949	Independent Trustee	Indefinite term Since 2008	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	15	Director, Bank of Cape Cod.

Paul S. Feinberg Year of Birth: 1942	Independent Trustee	Indefinite term Since 2008	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005) and President, CitiStreet Funds, Inc. (2000 – 2005).	15	None.
John A. Fibiger Year of Birth: 1932	Independent Trustee	Indefinite term Since 2008	Retired.	16	Trustee, Genworth Financial Asset Management Funds; Director, Fidelity Life Association (life insurance company); Director, Members Mutual Holding Company.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Gurinder S. Ahluwalia (1) Year of Birth: 1965	Trustee	Indefinite term Since 2008	President & CEO of Genworth Financial Wealth Management (“GFWM”) (2009-Present); Co-Chairman, GFWM (2008-2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006-2008); President, CEO, Genworth Financial Asset Management Funds (GFAM Funds) (2004-2008); President and Chairman, Genworth Financial Asset Management Inc. (2004-2008); Senior Vice President, GE Financial Assurance (2002-2004).	16
Genworth Financial Asset Management Funds; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services Inc., and Genworth Financial Asset Management, Inc.

Geoffrey S. Stiff (1) Year of Birth: 1952	Trustee	Indefinite Term Since 2008	Senior Vice President of Product Development of Genworth Financial, Inc. (2007-present). Prior to his current position, Mr. Stiff held various executive positions within the Genworth Financial, Inc. group of companies since 1993.	15
American Agriculturist Services, Inc.; Assigned Settlement, Inc.; Capital Brokerage Corporation;
Genworth Financial Agency, Inc.; Genworth Financial Group Retirement, Inc.; Genworth Life & Annuity Insurance Company; Genworth Life Insurance Company of New York; HGI Annuity Service Corporation; Mayflower Assignment Corporation;
Security Funding Corporation; United Pacific Structured Settlement Company

Carrie E. Hansen Year of Birth: 1970	President	Annually Renewed 1-Year term Since 2008
President, AssetMark Funds (2007-present); President, GFAM Funds (2008-present); Senior Vice President and
Chief Operations Officer, GFWM (2008-present); Chairman, Genworth Financial Trust Company (2008-present); Senior Vice President and Managing Director, AssetMark Funds. (2007-2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007-2008); Chief Compliance Officer, AssetMark Funds (2005-2008); Treasurer, AssetMark Funds (2001-2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004-2007).

			N/A	N/A
Christine Villas-Chernak Year of Birth: 1968	Deputy Chief Compliance Officer, Secretary	Annually Renewed 1-Year term Since 2008
Deputy Chief Compliance Officer, AssetMark Funds (2009-present); Secretary, AssetMark Funds (2006 – present) and GFAM Funds (2009-present); Senior Compliance Officer, GFWM (2005-2009); Fund Administration & Compliance Manager, GFWM (formerly AssetMark Investment Services, Inc.) (2004-2005); Fund Administration & Compliance Specialist, GFWM, formerly AssetMark
Investment Services, Inc. (2002-2004).
			N/A	N/A

Deborah Djeu Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Annually Renewed 1-Year term Since 2008
Vice President, Chief
Compliance Officer,
AML Compliance
Officer, AssetMark Funds and GFAM Funds (2008-present) and Deputy Chief Compliance Officer,  AssetMark Funds (2007-2008); Compliance Manager, GE Money
 (2006-2007); Vice President, Wells Fargo Investments LLC
(2004-2006).

			N/A	N/A
Danell J. Doty Year of Birth: 1963	Vice President and Treasurer	Annually Renewed 1-Year term Since 2008
Director of Fund Administration, GFWM (2008-present); Vice President and Treasurer, AssetMark Funds and GFAM Funds (2008-present); Consultant, Barclays Global Investors (2007-2008); Fund Chief Compliance Officer, Barclays Global Investors Funds, Master Investment Portfolio, iShares Trust and iShares, Inc., Barclays Global Investors (2004-2007); Head of Mutual Fund Administration, Barclays Global Investors (1999-2004).
			N/A	N/A

(1) Messrs. Ahluwalia and Stiff are each a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because each is an officer of GFWM or certain of its affiliates.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

The business and affairs of the Trust are managed under the direction of its Board of Trustees.  The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and will meet at least once annually. The Audit

Committee is comprised of all of the Independent Trustees as follows: Mr. Dunford, Mr. Feinberg and Mr. Fibiger.  During the fiscal year ended December 31, 2008, the Audit Committee met twice.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; determining the composition of the Board and its committees; monitoring the process to assess Board effectiveness and developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees as follows: Mr. Dunford, Mr. Feinberg and Mr. Fibiger. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  During the recent fiscal year ended December 31, 2008, the Nominating and Governance Committee did not meet.

OWNERSHIP OF SHARES OF THE FUNDS

As of November 30, 2009, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

OWNERSHIP IN THE FUNDS’ INVESTMENT ADVISOR, SUBADVISORS OR DISTRIBUTOR

As of December 31, 2008, the Independent Trustees did not own any securities issued by the Advisor, the Distributor or a subadvisor, or any company controlling, controlled by or under common control with the Advisor, the Distributor or a subadvisor.

COMPENSATION OF TRUSTEES

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $25,000 per year and $2,000 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  The Independent Trustees also receive $500 for each telephonic meeting in which they participate.  The Compensation Table below sets forth the estimated total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ending December 31, 2009.  Interested Trustees and Trust officers receive no compensation from the Trust for their service in such capacities.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(2)	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES(2)	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT(2)	TOTAL COMPENSATION FOR THE COMPLEX(2)(3)

Gurinder S. Ahluwalia(1)	None	None	None	None
Geoffrey S. Stiff(1)	None	None	None	None
David M. Dunford	$33,500	None	None	$33,500
Paul S. Feinberg	$33,500	None	None	$33,500
John A. Fibiger	$33,500	None	None	$43,000

(1)  Messrs. Ahluwalia and Stiff are considered to be interested persons of each investment company advised by GFWM, as defined under Section 2(a)(19) of the 1940 Act, due to their positions with the Genworth family of companies, and, accordingly, serve as  Trustees thereof without compensation.

(2)   Because the Trust has not completed a full fiscal year since its organization, the compensation amounts provided are estimates for the fiscal year ending December 31, 2009.
(3)  The GFWM Mutual Funds complex consists of the Trust, which currently offers for sale fifteen funds registered with the SEC, the AssetMark Funds, which currently offers for sale 12 funds registered with the SEC and the Genworth Financial Asset Management Funds, which currently offers for sale one fund registered with the SEC.  In addition to the Trust, Mr. Fibiger also received compensation for services performed as a trustee for Genworth Financial Asset Management Funds.

CODES OF ETHICS

Federal law requires the Trust, each of its investment advisor, subadvisors, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.  Copies of the codes of ethics are on file with the SEC and are available to the public.

PROXY VOTING GUIDELINES

Federal law requires the Trust and each of its investment advisor and subadvisor to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.  The summary of such Proxy Voting Guidelines is attached as Appendix C to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC's website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

The Trust pays the compensation of the Trustees who are not employees of Genworth or its affiliates, and all expenses (other than those assumed by the Advisor), including governmental fees, interest charges, taxes, investment advisory fees, and any Rule 12b-1 fees (for the Trust’s Service Shares); fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.  The Advisor may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below.

INVESTMENT ADVISOR

Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California  94523.  GFWM is a wholly-owned, indirect subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company.  Genworth is a leading financial company with strong and expanding global operations.  Headquartered in Richmond, Virginia, Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, GFWM manages the Funds in accordance with the policies and procedures established by the Trustees.

GFWM manages the day-to-day investments of the assets of the Funds.  GFWM also pays the compensation of the officers of the Trust employed by GFWM and the compensation and expenses of the Trustees who are employed by GFWM and its affiliates.  GFWM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.  In addition, GFWM may pay, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

The Advisory Agreement also specifically provides that GFWM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.  The Advisory Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party.  The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act.  It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Funds, or by either party, on not less than 60 days written notice. The Advisory Agreement further provides that GFWM may render similar services to others.

Subject to the supervision of the Advisor and the Trustees, each subadvisor manages a Fund’s assets in accordance with such Fund’s investment objective and policies.  Each subadvisor shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

Each subadvisor provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement.  Each of the Subadvisory Agreements specifically provides that the subadvisor shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement.  After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s board of trustees or by shareholders in order to continue.  Each Subadvisory Agreement terminates automatically if it is assigned.  It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

Effective December 7, 2009, GFWM agreed to reduce its fee for advisory services provided under the Advisory Agreement by 0.25% for each Fund except the Genworth Goldman Sachs Enhanced Core Bond Index Fund whose investment advisory fee is reduced by 0.35%.  GFWM receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the schedule in the left hand column below.  GFWM’s contractual advisory fee rate for the period prior to December 7, 2009 is listed in the right hand column below:

FUND	INVESTMENT ADVISORY FEE EFFECTIVE DECEMBER 7, 2009	INVESTMENT ADVISORY FEE PRIOR TO DECEMBER 7, 2009

Genworth Calamos Growth Fund	0.75%	1.00%

Genworth Columbia Mid Cap Value Fund	0.60%	0.85%

Genworth Davis NY Venture Fund	0.50%	0.75%

Genworth Eaton Vance Large Cap Value Fund	0.50%	0.75%

Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.45%	0.70%

Genworth PIMCO StocksPLUS Fund	0.35%	0.60%

Genworth Putnam International Capital Opportunities Fund	0.70%	0.95%

Genworth Thornburg International Value Fund	0.65%	0.90%

Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.30%	0.65%

LIMITATION OF FUND EXPENSES

In the interest of limiting the expenses of the Funds, the Advisor has entered into a fee waiver and expense assumption agreement with the Trust, on behalf of the Funds (the “Expense Limitation Agreement”).  Pursuant to the Expense Limitation Agreement, the Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed a specified percentage of average daily net assets.  The Expense Limitation Agreement may cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such reimbursement.

The Advisor may request and receive reimbursement from the Funds for fees waived and/or expenses assumed by the Advisor pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement.  No reimbursement will be made by a Fund unless the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.  Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously assumed by the Advisor is not permitted.

Fund	Expense Limitation
Genworth Calamos Growth Fund	0.90%

Genworth Columbia Mid Cap Value Fund	0.75%

Genworth Davis NY Venture Fund	0.65%

Genworth Eaton Vance Large Cap Value Fund	0.65%

Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.60%

Genworth PIMCO StocksPLUS Fund	0.50%

Genworth Putnam International Capital Opportunities Fund	0.85%

Genworth Thornburg International Value Fund	0.80%

Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.45%

INVESTMENT ADVISORY FEES

The table below shows the amount of advisory fees paid by each of the Funds and the amount of fees waived and/or reimbursed by the Advisor for the fiscal years shown.

	Advisory Fees Incurred	Waived Fees and/or Reimbursed expenses by Advisor	Net Fees paid to the Advisor
Genworth Calamos Growth Fund
Year Ended December 31, 2008*	$12,088	$58,593	$0

Genworth Columbia Mid Cap Value Fund
Year Ended December 31, 2008*	$37,062	$64,659	$0

Genworth Davis NY Venture Fund
Year Ended December 31, 2008*	$6,788	$60,536	$0

Genworth Eaton Vance Large Cap Value Fund
Year Ended December 31, 2008*	$79,329	$86,837	$0

Genworth Legg Mason ClearBridge Aggressive Growth Fund
Year Ended December 31, 2008*	$87,048	$82,608	$4,440

Genworth PIMCO StocksPLUS Fund
Year Ended December 31, 2008*	$101,538	$159,399	$0

Genworth Putnam International Capital Opportunities Fund
Year Ended December 31, 2008*	$50,238	$161,254	$0

Genworth Thornburg International Value Fund
Year Ended December 31, 2008*	$45,064	$96,498	$0

Genworth Goldman Sachs Enhanced Core Bond Index Fund
Year Ended December 31, 2008*	$67,594	$89,076	$0

* The Fund commenced operations on September 4, 2008.

Waived fees and/or reimbursed expenses subject to potential recovery by the Advisor by year of expiration are as follows:

Year of Expiration December 31, 2011
Genworth Calamos Growth Fund	$58,593
Genworth Columbia Mid Cap Value Fund	$64,659
Genworth Davis NY Venture Fund	$60,536
Genworth Eaton Vance Large Cap Value Fund	$86,837
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$82,608
Genworth PIMCO StocksPLUS Fund	$159,399
Genworth Putnam International Capital Opportunities Fund	$161,254
Genworth Thornburg International Value Fund	$96,498
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$89,076

SUBADVISORS

The Subadvisors, as indicated below, for each of the Funds advised by the Advisor are as follows:

FUND	SUBADVISOR(S)

Genworth Calamos Growth Fund	Calamos Advisors LLC1

Genworth Columbia Mid Cap Value Fund	Columbia Management Advisors, LLC2

Genworth Davis NY Venture Fund	Davis Selected Advisers, L.P.3

Genworth Eaton Vance Large Cap Value Fund	Eaton Vance Management4

Genworth Legg Mason ClearBridge Aggressive Growth Fund	ClearBridge Advisors, LLC5

Genworth PIMCO StocksPLUS Fund	Pacific Investment Management Company LLC6

Genworth Putnam International Capital Opportunities Fund	Putnam Investment Management, LLC7

Genworth Thornburg International Value Fund	Thornburg Investment Management Inc.8

Genworth Goldman Sachs Enhanced Core Bond Index Fund	Goldman Sachs Asset Management, L.P.9

1
Calamos Advisors LLC (“Calamos”), located at 2020 Calamos Court, Naperville, Illinois 60563, is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

2
Columbia Management Advisors, LLC (“Columbia Management”), 100 Federal Street, Boston, Massachusetts 02110, is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America.  In rendering investment advisory services, Columbia Management may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia Management.  Columbia Management Pte. Ltd. is not registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended.  Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (MOU) with Columbia Management pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of Columbia Management as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor.  Investment professionals from Columbia

Management Pte. Ltd. may render portfolio management or research services to clients of Columbia Management, including the Fund, under the MOU, and are subject to supervision by Columbia Management.

3
Davis Selected Advisers (“Davis”) is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis Investments, LLC, an entity controlled by Christopher C. Davis is Davis’ sole general partner.  Christopher C. Davis is Chairman of Davis and, as the sole member of the general partner, controls Davis.

4	Eaton Vance Management, Two International Place, Boston, Massachusetts 02110, is a wholly-owned subsidiary of Eaton Vance Corp.

5	ClearBridge Advisors, LLC, 620 Eighth Avenue, New York, New York 10018, is a wholly-owned subsidiary of Legg Mason, Inc.

6	Pacific Investment Management Company LLC (“PIMCO”) is located at 840 Newport Center Drive, Newport Beach, California 92660.

7
Putnam Investment Management, LLC, One Post Office Square, Boston, Massachusetts 02109, is a subsidiary of Putnam, LLC. Putnam, LLC, which generally conducts business under the name Putnam Investments, is owned through a series of wholly-owned subsidiaries by Great-West Lifeco Inc.

8	Thornburg Investment Management Inc. is located at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

9	Goldman Sachs Asset Management, L.P. is located at 32 Old Slip, New York, New York 10005. GSAM is an affiliate of Goldman, Sachs & Co.

Subject to the supervision of the Advisor and the Trustees, each Subadvisor manages the assets of the Funds as listed above in accordance with the Fund’s investment objectives and policies.  Each Subadvisor makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities.  For the investment management services they provide to the Funds, the Subadvisors receive annual fees from the Advisor, calculated at an annual rate based on the average daily net assets of the funds.  For the fiscal year ended December 31, 2008, the following fees, as a percentage of such Fund’s average daily net assets, were paid to the subadvisors:

	Fiscal Year Ended December 31, 2008*
Fund	Percentage of average daily net assets**	Aggregate dollar amounts

Genworth Calamos Growth Fund	0.625%	$7,555
Genworth Columbia Mid Cap Value Fund	0.500%	$21,801
Genworth Davis NY Venture Fund	0.400%	$3,620
Genworth Eaton Vance Large Cap Value Fund	0.400%	$42,309
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.350%	$43,524
Genworth PIMCO StocksPLUS Fund	0.250%	$42,308
Genworth Putnam International Capital Opportunities Fund	0.550%	$29,086
Genworth Thornburg International Value Fund	0.550%	$27,539
Genworth Goldman Sachs Enhanced Core Bond Index Fund***	0.300%	$31,197

*           The Funds commenced operations on September 4, 2008.

**       The “Percentage of average daily net assets” is annualized for the period September 4, 2008 (commencement of operations) through December 31, 2008.

***       Prior to December 7, 2009, Western Asset Management Company (“Western”) located at 385 East Colorado Boulevard, Pasadena, California 91101, and was the primary subadvisor to the Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund).  Western Asset Management Company Limited (“WAML”) located at 10 Exchange Square, Primrose Street, London EC2A2EN, United Kingdom provided investment advice regarding the portion of the Fund that was invested in non-U.S. dollar denominated investments.  Western and WAML are each wholly-owned subsidiaries of Legg Mason, Inc.  The sub-advisory fee in the table above reflect fees paid to Western and WAML.  Effective December 7, 2009, GSAM serves as subadvisor to the Goldman Sachs Enhanced Core Bond Index Fund.

MANAGER-OF-MANAGERS STRUCTURE

The Advisor and the Trust rely on an exemptive order from the SEC for a manager-of-managers structure which allows the Advisor to hire, replace or terminate subadvisors (other than subadvisors affiliated with GFWM) without the approval of shareholders.  The order also allows the Advisor to revise a subadvisory agreement without shareholder approval.  If a subadvisor is hired, the change will be communicated to shareholders within 90 days of such change, and the change will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Advisor. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

The Advisor provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisors for the Fund and thereafter monitoring the performance of each subadvisor through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisor.  The Advisor has responsibility for communicating performance expectations and evaluations to the subadvisor and ultimately recommending to the Trust’s Board of Trustees whether the subadvisor’s contract should be renewed, modified or terminated; however, the Advisor does not expect to recommend frequent changes of subadvisors.  The Advisor will regularly provide written reports to the Trust’s Board of Trustees regarding the results of their evaluation and monitoring functions. Although the Advisor will monitor the performance of the subadvisors, there is no certainty that the subadvisors or the Funds will obtain favorable results at any given time.

PORTFOLIO MANAGERS

Appendix B contains the following information regarding each of the portfolio managers identified in the Funds’ prospectus: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

Capital Brokerage Corporation (“CBC”) is the Funds’ distributor pursuant to a Distribution Agreement.  CBC offers the Funds’ shares on a continuous basis.  CBC is located at 6620 West Broad Street, Building 2, Richmond, VA 23230.  CBC is a wholly owned subsidiary of Genworth Financial.

DISTRIBUTION PLAN AND ADMINISTRATIVE SERVICES AGREEMENT

For Service Shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act and has entered into an Administrative Services Agreement.  The Distribution Plan permits the Service Shares of the Funds to compensate CBC, as the Funds’ principal underwriter, or insurance companies that issue variable contracts that invest in the Funds, for the distribution of the Funds’ shares.  Each Fund pays 0.25% of the Service Shares’ average daily net assets per year for such distribution, although actual distribution expenses incurred by such parties may be more or less.  Effective December 7, 2009, the Trust has entered into Amended and Restated Administrative Services Agreements with Genworth Life and Annuity Insurance Company ("GLAIC") and Genworth Life Insurance Company of New York (“GLICO”).  The administrative services provided under the Agreemment include but are not limited to: (i) maintaining a record of share purchases to assist transfer agent in recording issuance of shares; (ii) performing miscellaneous account services to assist transfer agent in recording transfers of shares (via net purchase orders); (iii) reconciling and balancing of the separate account at the Fund level in the general ledger and reconciliation of cash accounts at general account; (iv) determinating net amount of cash flow into Fund; (v) reconciling and depositing of receipts at Fund and confirmation thereof; (vi) determining net amount required for redemptions by Fund; (vii)  notifying of  Fund of cash required to meet payments for redemption; (viii) telephone support for contract owners with respect to inquiries about the Service Class shares of the Funds (not including information about performance or related to sales) available in the contracts; and (ix) delivering of current prospectuses, reports, proxies and other informational materials to contract owners.  In consideration for providing such administrative support services, GLAIC and GLICO will receive a fee computed at the annual rate of up to 0.25% of the average daily net assets of the Service shares of each Fund (as applicable).

As required by Rule 12b-1, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan (the “Independent Trustees”), approved the Distribution Plan.  The Distribution Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Distribution Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable.  Any change in the Distribution Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval.  The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred.  All agreements with any person relating to the implementation of the Distribution Plan may be terminated at any time on 60 days’ written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares.  The Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.  The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Distribution Plan should be implemented or continued.  In addition the Trustees in approving the Distribution Plan as to a Fund must determine that there is a reasonable likelihood that the Distribution Plan will benefit such Fund and its Shareholders.

The Board of Trustees of the Trust believes that the Distribution Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets.  As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

CBC may from time to time enter into Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s Shares including, but not limited to, those discussed above.  CBC or an affiliate of CBC does pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

For the fiscal year ended December 31, 2008, the following amounts were paid pursuant to the Plan:
	12b-1 Expenses Paid(1)
Fund name	Advertising/Marketing	Printing/ Postage	Payment to Distributor	Payment to dealers	Compensation to sales personnel	Interest, carrying or other finance charges	Other
Genworth Calamos Growth Fund	$0	$0	$0	$3,022	$0	$0	$0
Genworth Columbia Mid Cap Value Fund	$0	$0	$0	$10,900	$0	$0	$0
Genworth Davis NY Venture Fund	$0	$0	$0	$2,262	$0	$0	$0
Genworth Eaton Vance Large Cap Value Fund	$0	$0	$0	$26,443	$0	$0	$0
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$0	$0	$0	$31,089	$0	$0	$0
Genworth PIMCO StocksPLUS Fund	$0	$0	$0	$42,308	$0	$0	$0
Genworth Putnam International Capital Opportunities Fund	$0	$0	$0	$13,221	$0	$0	$0
Genworth Thornburg International Value Fund	$0	$0	$0	$12,518	$0	$0	$0
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$0	$0	$0	$25,998	$0	$0	$0

*The 12b-1 expenses paid are for the period September 4, 2008 (commencement of operations) through
  December 31, 2008.

FUND ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENCY SERVICES

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; and preparation, mailing and filing of reports.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, performing securities valuations and, from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

For the fiscal year ended December 31, 2008, the Funds paid the following amounts to USBFS for administrative services:

Fund	2008(1)
Genworth Calamos Growth Fund	$719
Genworth Columbia Mid Cap Value Fund	$838
Genworth Davis NY Venture Fund	$445
Genworth Eaton Vance Large Cap Value Fund	$1,497
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$1,693
Genworth PIMCO StocksPLUS Fund	$2,429
Genworth Putnam International Capital Opportunities Fund	$1,139
Genworth Thornburg International Value Fund	$1,125
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$1,627

 (1)   The administrative services fees paid are for the period September 4, 2008 (commencement of operations) through December 31, 2008.

CUSTODIAN

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds, as well as the Funds’ Foreign Custody Manager (the “Custodian”), pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”).  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust’s legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG, LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as independent registered public accounting firm for the Trust.

BROKERAGE ALLOCATIONS

Each  Fund’s Advisor or subadvisor is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.  In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States.  In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer’s purchase and sale price.  This spread is the dealer’s profit.  In underwritten offerings, the price includes a disclosed, fixed commission or discount.  Most short term obligations are normally traded on a “principal” rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction (i.e., execution at the most favorable prices and in the most effective manner possible).  “Best price-best execution” encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service.  Therefore, “best price-best execution” does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  Both the Advisor and the subadvisors have complete freedom as to the markets in and the broker-dealers through which they seek this result.

Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the Advisor or a subadvisor.  In placing orders with such broker-dealers, the Advisor or subadvisor will, where possible, take into account the comparative usefulness of such information.  Such information is useful to the Advisor or subadvisor even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Advisor’s or subadvisor’s normal research activities or expenses.

There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Advisor or subadvisor or by an affiliated company thereof.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are executed only when the Advisor or subadvisor believes that to do so is in the interest of the Fund.  When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

In purchasing and selling investments for the Funds, it is the policy of each of the Advisor and subadvisors to obtain best execution at the most favorable prices through responsible broker-dealers.  The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These considerations are judgmental and are weighed by the Advisor or subadvisor in determining the overall reasonableness of securities executions and commissions paid.  In selecting broker-dealers, the Advisor or subadvisor will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

The Advisor and each subadvisor may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided.  Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information.  Any such research and other information provided by brokers to an Advisor or subadvisor is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be.  The fees paid to the Advisor and subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services.  The research services provided by broker-dealers can be useful to the Advisor or a subadvisor in serving their other clients.  All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services.  The Advisor and subadvisors are prohibited from considering the broker-dealers sale of shares of any Fund for which it serves as investment Advisor or subadvisor, except as may be specifically permitted by law.

Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Genworth Financial, Inc.  However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer’s selection, nor is the selection of any broker-dealer based on the volume of shares sold.

Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC.  However, each Fund may purchase securities from underwriting syndicates of which a subadvisor or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

Each Fund contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act.  Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission.  Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the Advisor or the appropriate subadvisor, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers.  The Advisor and subadvisors do not deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction.  However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

For the fiscal year ended December 31, 2008, the Funds paid the following brokerage commissions:

Total Brokerage Fees Paid
Fund	2008(1)
Genworth Calamos Growth Fund	$3,042
Genworth Columbia Mid Cap Value Fund	$17,411
Genworth Davis NY Venture Fund	$2,510
Genworth Eaton Vance Large Cap Value Fund	$35,890
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$35,128
Genworth PIMCO StocksPLUS Fund	$1,996
Genworth Putnam International Capital Opportunities Fund	$30,949
Genworth Thornburg International Value Fund	$9,633
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$705

(1) The brokerage fees paid are for the period September 4, 2008 (commencement of operations) through December 31, 2008.

For the period September 4, 2008 (commencement of operations) through December 31, 2008, there were no affiliated broker-dealer transactions.

For the fiscal years ended December 31, 2008, the Funds paid the following brokerage commissions to brokers who also provided research services:

	Fees Paid for Soft-Dollar Arrangements	Dollar Value of Securities Traded
Fund(1)	2008(1)	2008(1)
Genworth Calamos Growth Fund	$199	$339,202
Genworth Columbia Mid Cap Value Fund	$54	$321,581
Genworth Davis NY Venture Fund	$0	$0
Genworth Eaton Vance Large Cap Value Fund	$0	$0
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$1,749	$730,439
Genworth PIMCO StocksPLUS Fund	$0	$0
Genworth Putnam International Capital Opportunities Fund	$2,306	$26,372,218
Genworth Thornburg International Value Fund	$68	$97,737
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$0	$0

(1)   The fees paid for soft-dollar arrangement are for the period September 4, 2008 (commencement of operations) through December 31, 2008.

The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  The following tables identify, for each applicable Fund, those brokers or dealers and the value of that Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended December 31, 2008.

Genworth Davis NY Venture Fund
Broker-Dealer	Aggregate Value
Merrill Lynch	$5,238

Genworth Eaton Vance Large Cap Value Fund
Broker-Dealer	Aggregate Value
JP Morgan Chase	$1,406,112
Bank of America	$925,718

Genworth Legg Mason Partners Aggressive Growth Fund
Broker-Dealer	Aggregate Value
Merrill Lynch	$239,901

Genworth PIMCO StocksPLUS Fund
Broker-Dealer	Aggregate Value
Citigroup	$911,031

Genworth Goldman Sachs Enhanced Core Bond Index Fund
Broker-Dealer	Aggregate Value
JP Morgan Chase	$522,435
Bank of America	$251,936
Merrill Lynch	$220,043
Morgan Stanley	$219,685

PURCHASES, REDEMPTIONS, EXCHANGES AND PRICING OF SHARES

An insurance company purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts.  For certain of the Funds, shares may also be sold to certain funds of funds.  The Funds may reject any order to buy shares and may suspend the sale of shares at any time.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.  Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

The offering price for orders for shares is based upon the NAV per share calculated as of the next close of regular trading on the Exchange following the receipt of the order.  For orders placed after the close of regular trading on the Exchange or on a day on which the Exchange is not open for trading the offering price is based upon the NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV per share of a class of a Fund is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities of the Fund attributable to that share class, and dividing by the number of outstanding shares of that share class of the Fund, the result being adjusted to the nearest cent.

Genworth Financial, Inc. and its affiliates that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.

The NAV per share of each class of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4:00 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines).  However, to the extent that a Fund’s investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.  The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and any other days when the New York Stock Exchange is closed.  Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund’s portfolio do not affect that Fund’s net asset value.

Securities for which market quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time is the time of the close of regular trading on the New York Stock Exchange (usually 4:00 P.M. Eastern Time).  Equity securities are valued at the last quoted sale price, or if there is no quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the mean between the bid and ask price by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust.  Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and are valued at amortized cost which approximates market value.  The pricing service activities and results are reviewed by an officer of the Trust.

The pricing service activities and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment advisor or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees.  Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The Funds that hold foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time.  Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value.  When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund.  When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies.  Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent, USBFS.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

Each share of a particular class of a Fund represents a proportionate interest in the assets attributable to that share class of that Fund.  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares so long as such division or combination does not materially change the proportionate beneficial interests in the Trust.  The Trustees also have authority to classify and reclassify any series into one or more classes.  The Trustees may also cause the Trust to create and issue shares of new funds and share classes.  As of the date of this Statement of Additional Information, the Trust offers two classes of shares:  Institutional and Service.  Shares of each class of a Fund participate equally in the earnings, dividends, and assets allocated to the particular share class of that Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

A holder of shares of the Trust has an interest only in the assets attributable to the shares of the class of the Fund.  In the event of liquidation of a Fund, Institutional Shares of the Fund will share pro rata in the distribution of the net assets allocated to the Institutional Shares of such Fund and Service Shares of the Fund will share pro rata in the distribution of the net assets allocated to the Service Shares of such Fund.  All shares are without par value and, when issued and paid for, are fully paid and nonassessable by the Trust.  Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus applicable to such shares, but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held.  Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders.  Generally, the Declaration of Trust may not be amended without the affirmative vote of a majority of the outstanding voting securities of the Trust.

Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and nonassessable.  In regard to the termination of the Trust, sales of assets, or changes to a Fund’s investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal.  However, shares of all Funds vote together, and not by Fund, in the election of Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.  For the election of Trustees only a plurality is required.

The 1940 Act requires that when more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.  In addition, Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company (such as the Trust) shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter.  Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series.  However, Rule 18f-2 excepts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

SHAREHOLDER INQUIRIES

All inquiries regarding the Trust should be directed to the Trust at 6610 West Broad Street, Richmond, Virginia 23230 or by calling toll-free (800) 352-9910.

TAX STATUS

Election To Be Taxed As A Regulated Investment Company

Each Fund intends to qualify, and will elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”).  As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gain it distributes.  Each Fund intends to distribute annually all of its investment company taxable income and realized net capital gains (reduced by available capital loss carryforwards) and therefore does not expect to pay federal income tax, although in certain circumstances, a Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to contract holders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Possible Tax Reclassification of Funds

The Advisor may recommend to the Board of Trustees from time to time that one or more of the Funds change their tax classification in order to be taxed as partnerships or disregarded entities rather than as regulated investment companies for federal income tax purposes. A Fund taxed as a partnership or disregarded entity is not subject to income tax, and any income, gains, losses, deductions, and credits of the Fund would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the Fund and retain the same character for federal income tax purposes.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires a Fund classified as a regulated investment company to make certain minimum distributions by December 31 of each year.  Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether a Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with the organization of the Fund are disregarded as long as the investment does not exceed $250,000.

Consent Dividends

A Fund classified as a regulated investment company may utilize consent dividend provisions of Section 565 of the Code to make distributions.  Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

Multi-Class Funds

Funds with multiple classes calculate dividends and capital gain distributions the same way for each class.  The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees or other class specific fees.

Special Rules Applicable To Variable Contracts

Regardless of whether classified as a regulated investment company, partnership or disregarded entity, each Fund is subject to the asset diversification requirements under Section 817(h) of the Code applicable to insurance company separate accounts and their underlying funding vehicles.  Each Fund intends to comply with these requirements.  If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter (after the first anniversary of a segregated asset account), a Fund in which a segregated asset account is invested must either (a) be qualified as a “regulated investment company” and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities.

Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company (such as a Fund), partnership or grantor trust (the look-through rule should similarly apply to a disregarded entity).  Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company or partnership) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account.  Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if

•	All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•	Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in the offering documents, all the beneficial interests in the Funds are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Funds is available solely through the purchase of a variable contract.  Accordingly, under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of a Fund in which it invests for purposes of determining whether the segregated asset account is adequately diversified.

In addition, a contract holder should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control.  The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.  If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of the contract.

OTHER TAX CONSEQUENCES

Effect Of Foreign Investments On Distributions

The Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”).  When investing in PFIC securities, a Fund classified as a regulated investment company intends to mark-to-market these securities and will recognize any gains at the end of its fiscal year.  In the case of marketable stock in a PFIC, a Fund not classified as a regulated investment company might be eligible to also make a mark-to-market election and recognize any gains at the end of its fiscal year.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities.  In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or the Fund is otherwise unable to make a mark-to-market election, then the Fund (or its shareholders in the case of a Fund classified as a partnership or disregarded entity) may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares.  Additional charges in the nature of interest may be imposed on a Fund (or its shareholders in the case of a Fund classified as a partnership or disregarded entity) in respect of deferred taxes arising from such distributions or gains.

Securities Lending

In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend.  The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment.  A Fund’s entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

Receipt Of Excess Inclusion Income By A Fund

Income received by a Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools.  In general, this income is required to be reported to Fund shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid (or, in the case of a Fund not classified as a regulated investment company, in accordance with a shareholder’s distributive share of the Fund’s income, gains, losses, deductions and credits) with the same consequences as if the shareholders directly received the excess inclusion income.  Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization, and (iii) is subject to withholding tax, without regard to otherwise applicable exemptions or rate reductions, to the extent such income is allocable to a shareholder who is not a U.S. person.  A Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI.  To the extent that the Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, a Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Fund’s excess inclusion income allocable to them on behalf of the disqualified organizations.   Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in Section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.

Capital Loss Carryforwards A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, whether or not distributed to shareholders. Accordingly, the Funds do not expect to distribute realized capital gains to the extent such capital gains are offset by capital loss carryforwards. The Funds cannot carry back or carry forward any net operating losses. As of December 31, 2008, the following Funds had capital loss carryforwards available for federal income tax purposes, which expire in the year indicated:
Capital Losses Expiring:
Fund	December 31, 2016
Genworth Calamos Growth Fund	$128,248
Genworth Columbia Mid Cap Value Fund	$89,175
Genworth Davis NY Venture Fund	$31,332
Genworth Eaton Vance Large Cap Value Fund	$253,616
Genworth Legg Mason ClearBridge Aggressive Growth Fund	$72,594
Genworth PIMCO StocksPLUS Fund	--
Genworth Putnam International Capital Opportunities Fund	$521,056
Genworth Thornburg International Value Fund	$75,620
Genworth Goldman Sachs Enhanced Core Bond Index Fund	--

TAX CONSEQUENCES TO VARIABLE CONTRACT OWNERS
Since the shareholders of the Funds are the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts.  For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Variable Contract Owners” is not intended or written to be used as tax advice.  The tax consequences for variable contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Funds.  Please refer to the prospectus for the variable contracts for more information.

FINANCIAL STATEMENTS

The Funds’ financial statements for the fiscal year ended December 31, 2008 are incorporated herein by reference to the Funds’ Annual Report dated December 31, 2008.  A copy of the Annual Report may be obtained without charge by calling or writing to the Trust at the address on the cover of this SAI.

APPENDIX A - DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.  This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -
Debt rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-
Debt rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -
Debt rated ‘BB’ is less vulnerable to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

A-1

B -
Debt rated ‘B’ has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -
Debt rated ‘CCC’ is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D -
Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY’S LONG-TERM DEBT RATINGS

Aaa -
Bonds which are rated ‘Aaa’ are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -
Bonds which are rated ‘Aa’ are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A -
Bonds which are rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -
Bonds which are rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -
Bonds which are rated ‘Ba’ are judged to have speculative elements; their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B -
Bonds which are rated ‘B’ generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-2

Caa -	Bonds which are rated ‘Caa’ are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -	Bonds which are rated ‘Ca’ represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -	Bonds which are rated ‘C’ are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1 -
Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2 -	Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3 -
Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade.  Market access for refinancing, in particular, is likely to be less well established.

FITCH IBCA INFORMATION SERVICES, INC.  BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security.  The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security.  Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable.  Fitch does not audit or verify the truth or accuracy of such information.  Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA
Bonds considered to be investment grade and representing the lowest expectation of credit risk.  The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

A-3

AA
Bonds considered to be investment grade and of very high credit quality.  This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A
Bonds considered to be investment grade and represent a low expectation of credit risk.  This rating indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB
Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB
Bonds are considered speculative.  This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B
Bonds are considered highly speculative.  This rating indicates that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C
Bonds are considered a high default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A ‘CC’ rating indicates that default of some kind appears probable.  ‘C’ rating signals imminent default.

DDD, DD and D
Bonds are in default.  Such bonds are not meeting current obligations and are extremely speculative.  ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.  These categories are as follows:

A-1
This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3
Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

A-4

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D
Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

STANDARD & POOR’S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes maturing in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

1.	Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2.	Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM RATINGS

Moody’s short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.  The effect of industry characteristics and market composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection

A-5

measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3
This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

MIG 4/VMIG 4
This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG	This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

A-6

APPENDIX B - PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

As of October 31, 2009, none of the portfolio managers owned, directly or beneficially, shares of any of the Funds.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•       Time and attention. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.

•      Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

•      Brokerage allocation. With respect to securities transactions for the Funds, the subadvisors determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction.  However, with respect to certain other accounts (such as mutual funds for which a subadvisor or an affiliate of a subadvisor acts as subadvisor, other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the subadvisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•      Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security.  Moreover, there may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

•      Variation in compensation. The appearance of a conflict of interest may arise where a portfolio manager has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•      Personal investments.  Potential conflicts of interest also may arise in the event that a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts or when a portfolio manager personally owns or trades in a security that is owned or considered for purchase or sale by a client.

•      Investments of subadvisors or affiliated entities.  In addition, the substantial investment of the assets of a Fund subadvisor or affiliated entity in certain securities or mutual funds may lead to conflicts of interest.

•      Sharing of information among accounts. Subadvisors and their affiliates and other related entities also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the portfolio managers, even though it might be beneficial information for the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities.

•       Soft dollar benefits. Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the subadvisors may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by the Fund.

•       Investment limitations arising from the activities of affiliated entities.  Regulatory restrictions applicable to the subadvisors or their affiliates may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, the subadvisor and its affiliates also may be restricted in the securities that can be bought or sold for a Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships that the subadvisor and its affiliates have with the issuers of securities.  In addition, the internal policies and procedures of a subadvisor and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

•       Non-advisory relationships of a subadvisor and its affiliates. The lending, investment banking and other relationships that a subadvisor and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest.  The purchase, holding and sale of certain securities by the Funds may enhance the profitability and the business interests of the subadvisor and/or its affiliates.  In addition, to the extent permitted by applicable law and a Fund’s individual investment objectives and restrictions, a Fund may be permitted to enter into transactions and invest in futures, securities, currencies, swaps, options, forward contracts or other instruments in which a subadvisor (or a related entity) acting as principal or on a proprietary basis for its customers, serves as the counterparty. The Funds may also be permitted to enter into cross transactions in which a subadvisor (or a related entity) acts on behalf of the Fund and for the other party to the transaction. In such situations, the subadvisor or related entity may have a potentially conflicting division of responsibilities to both parties to a cross transaction.  In addition, subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which entities that are affiliated with a Fund subadvisor may have an interest that potentially conflicts with the interests of the Fund.

A portfolio manager may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist.  The subadvisors have adopted certain compliance procedures which are designed to prevent and address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

Calamos

Other Accounts Managed

The team responsible for managing the Genworth Calamos Growth Fund’s portfolio is led by John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. and consists of John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko.  In addition to the Genworth Calamos Growth Fund, the team also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
John P. Calamos, Sr.
Registered Investment Companies	25	$17.4 billion	3	$233 million
Other Pooled Investment Vehicles	14	$654 million	3	$22 million
Other Accounts	18,709	$5.9 billion	0	$0

Nick P. Calamos
Registered Investment Companies	25	$17.4 billion	3	$233 million
Other Pooled Investment Vehicles	14	$654 million	3	$22 million
Other Accounts	18,709	$5.9 billion	0	$0

John P. Calamos, Jr.
Registered Investment Companies	23	$17.2 billion	3	$233 million
Other Pooled Investment Vehicles	14	654 million	3	$22 million
Other Accounts	18,709	$5.9 billion	0	$0

John Hillenbrand
Registered Investment Companies	22	$15.9 billion	3	$233 million
Other Pooled Investment Vehicles	12	$639 million	1	$7.7 million
Other Accounts	18,709	$5.9 billion	0	$0

Steve Klouda
Registered Investment Companies	22	$15.9 billion	3	$233 million
Other Pooled Investment Vehicles	12	$639 million	1	$7.7 million
Other Accounts	18,709	$5.9 billion	0	$0

Jeff Scudieri
Registered Investment Companies	22	$15.9 billion	3	$233 million
Other Pooled Investment Vehicles	12	$639 million	1	$7.7 million
Other Accounts	18,709	$5.9 billion	0	$0

Jon Vacko
Registered Investment Companies	22	$15.9 billion	3	$233 million
Other Pooled Investment Vehicles	12	$639 million	1	$7.7 million
Other Accounts	18,709	$5.9 billion	0	$0

Portfolio Manager Compensation

As of October 31, 2008, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Asset Management, Inc.  Each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash.  Their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus.  For example, the discretionary target bonus for a Team Leader who earns $100,000 would range from $300,000 to $600,000 and the Team Leader’s maximum annual bonus opportunity would range from $450,000 to $900,000.  Also, due to the ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr.  For 2008, the additional corporate objectives were sales and marketing effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; productivity and efficiency, as measured by the change in operating margin and return on operating capital; management evaluation, based upon management’s execution of strategic initiatives; and stockholder return relative to the industry peer group.

As of October 31, 2008, John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko, receive all of their compensation from Calamos Advisors.  They each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies.  The Team Leaders’ compensation structure does not differentiate between the funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders.  Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors.

All Team Leaders are eligible to receive annual equity awards under a long-term incentive compensation program.  The target annual equity awards are set at a percentage of their respective base salaries.

Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units.  The stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions.  Unless terminated early, the stock options have a ten-year term.

Columbia Management

Other Accounts Managed

The team responsible for managing the Genworth Columbia Mid Cap Value Fund’s portfolio consists of David I. Hoffman, Diane L. Sobin, Lori J. Ensinger and Noah J. Petrucci.  In addition to the Genworth Columbia Mid Cap Value Fund, the team also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
David I. Hoffman
Registered Investment Companies	13	$5.8 billion	0	$0
Other Pooled Investment Vehicles	2	$321 million	0	$0
Other Accounts	5,483	$2.5 billion	0	$0

Diane L. Sobin
Registered Investment Companies	13	$5.8 billion	0	$0
Other Pooled Investment Vehicles	2	$321 million	0	$0
Other Accounts	5,488	$2.5 billion	0	$0

Lori J. Ensinger
Registered Investment Companies	13	$5.8 billion	0	$0
Other Pooled Investment Vehicles	2	$321 million	0	$0
Other Accounts	5,477	$2.5 billion	0	$0

Noah J. Petrucci
Registered Investment Companies	13	$5.8 billion	0	$0
Other Pooled Investment Vehicles	2	$321 million	0	$0
Other Accounts	5,483	$2.5 billion	0	$0

Portfolio Manager Compensation

The portfolio managers received their compensation from Columbia Management and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management generally considers the one-, three- and five-year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks (Russell Mid Cap Value Index) and peer groups (Lipper Mid-Cap Value), emphasizing the portfolio manager’s three- and five-year performance. Columbia Management also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management’s profitability for the year, which is largely determined by assets under management.

Davis

Other Accounts Managed

The team responsible for managing the Genworth Davis NY Venture Fund’s portfolio consists of Christopher C. Davis and Kenneth Charles Feinberg.  In addition to the Genworth Davis NY Venture Fund, the team also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Christopher C. Davis
Registered Investment Companies	30	$48 billion	0	$0
Other Pooled Investment Vehicles	14	$815 billion	0	$0
Other Accounts	141	$8 billion	0	$0

Kenneth Charles Feinberg
Registered Investment Companies	30	$49 billion	0	$0
Other Pooled Investment Vehicles	15	$778 million	0	$0
Other Accounts	119	$7 billion	0	$0

Portfolio Manager Compensation

Mr. Davis’ compensation for services provided to Davis consists of a base salary.  Mr. Feinberg’s compensation for services provided to Davis consists of (i) a base salary; (ii) an annual bonus equal to a percentage of growth in Davis’s profits; (iii) awards of equity (“Units”) in Davis including Units, options on Units and/or phantom Units, and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper.  Davis’s investment professionals are provided benefits packages including life insurance, health insurance and participation in company 401(k) plan comparable to that received by other company employees.

Eaton Vance

Other Accounts Managed

Michael R. Mach is primarily responsible for managing the Genworth Eaton Vance Large Cap Value Fund’s portfolio.  In addition to the Genworth Eaton Vance Large Cap Value Fund, Mr. Mach also managed the following accounts as of December 31, 2008:

Other Accounts1	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets

Registered Investment Companies2	9	$12.2 billion	0	$0
Other Pooled Investment Vehicles	4	$1.8 billion	0	$0
Other Accounts	57	$5.4 billion	0	$0

1	Certain of the investment companies that Mr. Mach serves as portfolio manager may invest in underlying portfolios that he also serves as portfolio manager.

2	Numbers provided include certain investment companies structured as fund of funds which invest in funds in the Eaton Vance complex advised by other portfolio managers.

Portfolio Manager Compensation

Compensation Structure: Compensation of Eaton Vance’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and restricted shares of Eaton Vance Corp.’s nonvoting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all Eaton Vance employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of Eaton Vance Corp.

Method to Determine Compensation: Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks.   In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper Inc. or Morningstar, Inc. is deemed by Eaton Vance not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. Performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year-to-year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

CLEARBRIDGE

Other Accounts Managed

Richard Freeman is primarily responsible for managing the Genworth Legg Mason ClearBridge Aggressive Growth Fund’s portfolio.  In addition to the Genworth Legg Mason ClearBridge Aggressive Growth Fund, Mr. Freeman also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets

Registered Investment Companies	5	$6.5 billion	0	$0
Other Pooled Investment Vehicles	3	$147 million	0	$0
Other Accounts	40,513	$6.2 billion	0	$0

Portfolio Manager Compensation

ClearBridge investment professionals receive a base salary, other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has incentive and deferred compensation plans (the “Plans”) for its investment professionals, including the fund’s portfolio manager and research analysts. The Plans are designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Additionally, the deferred Plans are designed to retain its investment professionals and reward long-term performance.

Incentive Compensation:  Investment performance is the key component in determining the final incentive award for all of ClearBridge’s investment professionals. A portfolio manager’s initial incentive award is based on the investment professional’s ongoing contribution to ClearBridge’s investment and business results and externally measured competitive pay practices for the portfolio manager’s position/experience within the firm. This award is then adjusted upward or downward (up to +/-50%) based on investment performance during the most recent year over a rolling 1-, 3-, and 5-year time period. Product performance is ranked among a “peer group” of non-ClearBridge investment managers and the product’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared).

The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data (e.g. primarily Lipper or Callan).

The 1-, 3-, and 5-year performance versus benchmark and peer group approximate effective weightings are 35% for trailing 1-year performance, 50% for trailing 3-year performance, and 15% for trailing 5-year performance.

Lastly, the incentive award for an investment professional may also be adjusted by ClearBridge’s Chief Investment Officer and Chief Operating Officer based on other qualitative factors such as contribution to the firm and the development of investment staff.

For ClearBridge’s centralized research professionals, there is an incentive compensation plan based on annual performance on a combined scorecard containing a portfolio manager questionnaire survey and stock picking performance. The analyst’s stock picks are tracked on a formal basis through Factset and make up a portion of the analysts overall scorecard performance. These stock picks are measured versus their respective sector indices.

Deferred Award:  Up to 20% of an investment professional’s annual incentive compensation is subject to deferral.  For portfolio managers, one-quarter of this deferral is invested in their primary managed product and one-quarter in a composite portfolio of the firm’s new products.  Portfolio managers can elect to invest another one-quarter in any proprietary ClearBridge-managed fund; consequently, portfolio managers potentially could have 50% of their deferred award amount tracking the performance of their primary managed product.  The final one-quarter of the deferral is received in the form of Legg Mason restricted stock shares.  Legg Mason then makes a company investment in the Legg Mason Partners funds equal to the deferral amounts by fund.  This investment is a company asset held on the Legg Mason balance sheet and paid out to the employees in shares upon vesting over a four year deferral period.

For centralized research analysts one-half of their deferral tracks the performance of up to 14 elected proprietary funds, while one-quarter is invested in the new product composite and the remaining one-quarter is received in the form of Legg Mason restricted stock shares.

PIMCO

Other Accounts Managed

Changhong Zhu is primarily responsible for managing the portfolio of the Genworth PIMCO StocksPLUS Fund.  In addition to the Genworth PIMCO StocksPLUS Fund, Mr. Zhu also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets

Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	38	$6 billion	9	$2.4 billion
Other Accounts	34	$12.8 billion	16	$2.9 billion

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus: Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

 A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain portfolio managers who are Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M

Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Putnam Management

Other Accounts Managed

The team responsible for managing the Genworth Putnam International Capital Opportunities Fund’s portfolio consists of Joseph P. Joseph and Randy J. Farina. In addition to the Genworth Putnam International Capital Opportunities Fund, the team also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets (in millions)	Number	Assets (in millions)
Joseph P. Joseph
Registered Investment Companies	3	$1.1 billion	0	$0
Other Pooled Investment Vehicles	5	$11 million	0	$0
Other Accounts	3	$334 million	0	$0

Randy J. Farina
Registered Investment Companies	2	$914 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$274 million	0	$0

Portfolio Manager Compensation

In order to attract and retain top talent, Putnam offers competitive compensation packages.  Putnam’s total compensation program, which includes base salary, incentive pay, and other retirement and benefit perquisites, compares favorably with other firms in the industry.  Putnam’s Human Resources Department periodically conducts reviews to ensure that our compensation packages remain competitive.

While there is no guarantee that investment objectives will be met, Putnam’s investment compensation program aligns manager goals with the firm’s chief objective — providing its clients with superior, repeatable investment results over the long term. It emphasizes long-term performance goals and does not offer any extra incentives for outperforming by a wide margin over short-term periods.

The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily, across all of the portfolios it manages, on a research driven approach to seek superior investment results over time, though there is no assurance that any objective may be achieved. Within that pool, the portion of the incentive compensation available to each manager is determined on that same basis, where:

•	Portfolio managers who achieve top-quartile returns, consistent with fund mandates and strong risk controls, are eligible for full bonuses
•	Portfolio managers who deliver median performance will receive 50% of their target bonus
•	Portfolio managers who deliver bottom-quartile performance will typically receive no bonus

Performance relative to benchmark is also considered. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Additional Putnam compensation
Executives, portfolio managers, analysts, and traders also participate in the following aspects of the Putnam Investments investment compensation program, which is designed to foster Putnam’s long-term success by promoting staff retention:

•
Putnam’s Equity Incentive Plan (EIP), furthers employee ownership in the firm. Under the terms of the EIP, up to 10% of the equity in Putnam may be issued in non-voting Putnam shares and distributed to Putnam professionals.

•	Putnam Investments Profit Sharing Retirement Plan, to which the maximum allowable contributions (15% of base salary) have been made since the plan’s inception in 1961.
•
Sponsorship of professional education and investment training programs. For example, Putnam reimburses the tuition costs of employees pursuing Chartered Financial Analyst (CFA) designation and provides tuition assistance to those pursuing higher education in job-related fields.

In addition to direct compensation, Putnam also provides a carefully designed package of employee benefits, which includes comprehensive medical insurance, dental assistance programs, life insurance, and a variety of other benefits standard for the industry.

Thornburg

Other Accounts Managed

The team responsible for managing the Genworth Thornburg International Value Fund’s portfolio consists of William V. Fries, Wendy Trevisani and Lei Wang. In addition to the Genworth Thornburg International Value Fund, the team also managed the following accounts as of December 31, 2008:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
William V. Fries
Registered Investment Companies	17	$21.4 billion	0	$0
Other Pooled Investment Vehicles	9	$1.6 billion	0	$0
Other Accounts	4,030	$6.3 billion	1	$50.million

Wendy Trevisani
Registered Investment Companies	12	$16.7 billion	0	$0
Other Pooled Investment Vehicles	7	$665 million	0	$0

Other Accounts	9,256	$7.3 billion	1	$50 million

Lei Wang
Registered Investment Companies	12	$16.7 billion	0	$0
Other Pooled Investment Vehicles	3	$628 million	0	$0
Other Accounts	27	$3.8 billion	1	$50 million

Portfolio Manager Compensation

The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus and company-wide profit sharing. Each manager currently named in the prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager’s compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

GSAM

Other Accounts Managed

The team responsible for managing the Genworth Goldman Sachs Enhanced Core Bond Index Fund’s portfolio consists of James B. Clark and Michael Swell.  In addition to the Genworth Goldman Sachs Enhanced Core Bond Index Fund, the team also managed the following accounts as of June 30, 2009:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
James B. Clark
Registered Investment Companies	26	$7.1 billion	0	$0
Other Pooled Investment Vehicles	26	$4.9 billion	14	$3.8 billion
Other Accounts	331	$80.5 billion	21	$9.5 billion

Michael Swell
Registered Investment Companies	26	$7.1 billion	0	$0
Other Pooled Investment Vehicles	26	$4.9 billion	14	$3.8 billion
Other Accounts	331	$80.5 billion	21	$9.5 billion

Portfolio Manager Compensation

GSAM’s Fixed Income Team’s (the “Fixed Income Team”) compensation package for its portfolio managers is comprised of a base salary and performance bonus.  The base salary is fixed.  However, the performance bonus is a function of each portfolio manager’s individual performance; the Fixed Income Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the Fixed Income team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.  Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure.

The performance bonus for portfolio managers is significantly influenced by the following criteria:  (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.  In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined:  (1) whether the teams’ performance exceeded performance benchmarks over one-year and three-year periods; (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and rating (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner.

Other Compensation.  In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements.  Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives.  In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

APPENDIX C - PROXY VOTING GUIDELINES SUMMARIES

CALAMOS ADVISORS LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH CALAMOS GROWTH FUND

The Fund has delegated proxy voting responsibilities to Calamos Advisors LLC (“Calamos”) for the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests.  Calamos has adopted its own Proxy Voting Policies and Procedures (“Policies”). These Policies, address among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of Calamos and its affiliates.

I.	Summary of Proxy Voting Guidelines

Calamos has delegated its administrative duties with respect to analysis and voting proxies to the Proxy Group of its Risk Management Group within the Portfolio Management Department (the “Proxy Group”) and to its Corporate Actions Group within the Portfolio Management Department (“Corporate Actions”). The Proxy Group’s duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including the Fund) that has delegated proxy voting administrative responsibility to Calamos. Unless otherwise directed by the client, the Proxy Group seeks to vote all proxies in the best interests of the client in terms of the perceived effect of the vote on the value of the client’s investment.

In general, if Calamos believes that a company’s management and board have interests sufficiently aligned with our client’s interest, Calamos will vote in favor of board-approved proposals. More specifically, Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos will examine board member elections on a case-by-case basis, Calamos will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

One of the primary factors Calamos considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Calamos considers in determining how proxies should be voted.  However, Calamos does not consider recommendations from management to be determinative of Calamos ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Calamos will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Calamos has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its clients, Calamos reviews all proposals, even those that may be considered to be routine matters.  Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances.  Calamos may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the client. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Calamos anticipate all future situations. Corporate governance issues are diverse and continually evolving and Calamos devotes significant time and resources to monitor these changes.

The following guidelines reflect what Calamos believes to be good corporate governance and behavior:

Corporate Governance and Structure:

•           Board of Directors/Trustees: The election of directors and an independent board are vital to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos will examine board member elections on a case-by-case basis, Calamos generally supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. For all other votes regarding boards of directors, Calamos will vote on a case-by-case basis.

•           Ratification of Auditors: In light of several high profile accounting scandals, Calamos will closely scrutinize the role and performance of auditors. On a case-by-case basis, Calamos will examine proposals relating to non-audit relationships and non-audit fees.  Calamos will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

•           Merger, Acquisitions, Reincorporation and Other Transactions: Companies ask their shareholders to vote on an enormous variety of different types of transactions, including mergers, acquisitions, reincorporations and reorganizations involving business combinations, liquidations and the sale of all or substantially all of a company’s assets. Voting on such proposals involves considerations unique to each transaction. Therefore, Calamos will vote on proposals to effect these types of transactions on a case-by-case basis.

•           Anti-Take Over Measures and Shareholder Voting Rights: Calamos generally opposes antitakeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Calamos conducts an independent review of each anti-takeover proposal. On occasion, Calamos may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Calamos generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Calamos will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Calamos will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

•           Capital Structure: Calamos realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Calamos will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Calamos will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Calamos will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Calamos will review proposals seeking preemptive rights on a case-by-case basis.

•           Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the Proxy Group to determine whether they would be beneficial to shareholders. Calamos will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

•           Social and Corporate Policy Issues: As a fiduciary, Calamos is primarily concerned about the financial interests of its client. Calamos will generally give management discretion with regard to social, environmental and ethical issues although Calamos may vote in favor of those issues that are believed to have significant economic benefits or implications. OF PROXY VOTING POLICIES and PROCEDURES

Securities Lending:
Certain accounts may participate in securities lending programs with various counterparties.  If the Fund participates in a securities lending program, the Proxy Group may attempt to recall the portfolio securities and vote proxies relating to such securities under certain circumstances. For example, if the Proxy Group determines that the votes involve matters that could have a material effect on the Fund’s investment in such loaned securities. There can be no guarantee that any such securities can be retrieved for such purpose. With respect to securities lending transactions, the Proxy Group seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. As a result, Calamos generally will not attempt to recall portfolio securities to vote proxies relating to routine matters.

Global Corporate Governance:
Calamos manages investments in countries worldwide.  Many of the tenets discussed above are applied to Calamos’ proxy voting decisions for international investments. However, Calamos must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Calamos’ Proxy Group is skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions. In certain foreign jurisdictions the voting of proxies on portfolio securities may result in additional restrictions that may have an economic impact or cost to the security holder. We believe that in some instances the best interest of our clients is served by abstaining or not voting such proxies. Examples of issues unique to foreign securities include, but are not limited to, the following; (i) Share Blocking: In certain non-U.S. jurisdictions, a security holder that votes a proxy is prohibited from selling the security until the meeting for which the proxy has been voted is completed. This period of time may range from days to weeks. Since this blocking of sales prevents the sale of a security regardless of market conditions and developments, we believe it increases risk.  Therefore, it often may be in the best interests of our investors not to vote such proxies. Whether we vote such proxies will be determined on a case-by-case basis. (ii) Lack of Notice or Information: Foreign regulations do not standardize the notification period for a proxy vote. In some instances, the notice period is so short that we cannot research the issues presented. In instances where Calamos has insufficient notice to permit them to cast a reasoned vote, Calamos will abstain from voting on particular issues or not vote at all.

Executive Compensation and Option Plans:
A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests.  Accordingly, proxy votes should be used to encourage the use of reasonably designed compensation plans that promote such alignment by providing officers and employees with an incentive to increase shareholder value.  Calamos evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Severance compensation arrangements will be reviewed on a case-by-case basis, although Calamos will generally oppose “golden parachutes” that are considered excessive. Calamos will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Other Business Matters:
Many proxy statements include the approval of routine business matters, such as changing the company’s name, and procedural matters relating to the shareholder meetings. Generally these routine matters do not materially affect shareholder interests adversely and are best left to the board of directors and senior management of the company. Thus, Calamos will generally vote for board approved proposals seeking to approve such matters. Because of the enormous variety and complexity of transactions that are presented to shareholders, it is extremely difficult to foresee exactly what would be in the best interests of Calamos’ clients in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos will vote on a case-by-case basis on proposals presenting these transactions.

II.	Conflicts

Finally, Calamos has established procedures to help resolve conflicts of interests that might arise when voting proxies for their clients. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by Calamos, if any, to a Proxy Review Committee for evaluation and voting instructions.  The Proxy Review Committee may defer to the voting recommendation of an independent third party provider of proxy services. The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Calamos’ clients as may be requested; and recommend changes to the Calamos’ Proxy Voting Policies and Procedures as appropriate.

COLUMBIA MANAGEMENT ADVISORS, LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH COLUMBIA MID CAP VALUE FUND

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients.  An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients.  An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities.  In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise.  This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal.  CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates.  The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion.  In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.  Information regarding CMA’s proxy voting decisions is confidential.  Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates.  Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA.  However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties.  Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below).  CMA’s proxy voting policy and practices are summarized in its Form ADV.  Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process.  The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner.  CMA has established a Proxy Committee which is responsible for overseeing  the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis.  In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA.  If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above.  Information regarding CMA’s proxy voting decisions is confidential information.  Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures).  A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form).  For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests.  However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict.  CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company.  A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at

1 Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients.  For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

issue.  In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below.  For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B).  In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest,  CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);
•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or
•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA.  Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party.  CMA  reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy.  Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts.  Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities.  As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A.  CMA’s Proxy Voting Guidelines – General Practices.
The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy.  CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent.  In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.
A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines.  In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request.  The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters
For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions.  However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.  Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxies of Investment Company Shares. Proposals on issues other than affiliated investment companies (previously described) will be voted on the specific instruction of the Proxy Committee.

6. Proxy Referrals for Passive Index Accounts.  Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.  However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

7. Proxy Voting for Securities on Loan.  CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner.  However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds.  Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy.  The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee.  Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th.  CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;
•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
•	The shareholder meeting date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by the issuer or by a security holder;
•	Whether the company cast its vote on the matter;
•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and
•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy.  The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations
Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)
Proxy Group in GWIM Investment Operations
Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management
Client Communications Regarding Proxy Matters	Client Service Group
Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year.  Records must be retained in an appropriate office of CM for the first three years.

APPENDIX A – CMA’s Proxy Voting Policy
CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance
CMA generally will vote FOR:
•
Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;
(ii)
the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)
the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;
(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•
Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•
Proposals to create or eliminate positions or titles for senior management.  CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

	Established governance standards and guidelines.
	Full board composed of not less than two-thirds “independent” directors, as defined by applicable regulatory and listing standards.
	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.
	A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.


Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.


The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials.  This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.
•	Proposals to permit shareholders to elect directors to fill board vacancies.
•	Proposals that encourage directors to own a minimum amount of company stock.
•	Proposals to provide or to restore shareholder appraisal rights.
•	Proposals to adopt cumulative voting.
•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:
•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
•	Proposals that give management the ability to alter the size of the board without shareholder approval.
•	Proposals that provide directors may be removed only by supermajority vote.
•	Proposals to eliminate cumulative voting.
•	Proposals which allow more than one vote per share in the election of directors.
•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Proposals that mandate a minimum amount of company stock that directors must own.
•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance.  Such proposals include, but are not limited to:
•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.
•
Proxy contest advance notice.  CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation
CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:
•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.
•	Proposals asking a company to expense stock options.
•	Proposals to put option repricings to a shareholder vote.
•
Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.
CMA generally will vote AGAINST:
•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.
•	Proposals to authorize the replacement or repricing of out-of-the money options.
•
Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization
CMA generally will vote FOR:
•
Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company.  Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%.  CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.
•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:
•
Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

	Whether the company has attained benefits from being publicly traded.
	Cash-out value

	Balanced interests of continuing vs. cashed-out shareholders
	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions
CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures
CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills
•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.
•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail
•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote
•
CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions
•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters
CMA generally will vote FOR:
•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.
•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA generally will vote FOR:
•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.
•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
o	Credible reason exists to question:
▪	The auditor’s independence, as determined by applicable regulatory requirements.
▪	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.
o
Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:
•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
•
Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:
•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:
•
Proposals to change the location of the company’s state of incorporation.  CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.  CMA may, on a CASE-BY-CASE basis, vote:
•
FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•
FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues
CMA generally will vote FOR:
•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.
•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.
•
Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•
Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•           The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.
•	No call/put option agreement exists between the company and the foundation.
•	There is a qualifying offer clause or there are annual management and supervisory board elections.
•	The issuance authority is for a maximum of 18 months.
•	The board of the company-friendly foundation is independent.
•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
•	There are no priority shares or other egregious protective or entrenchment tools.
•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.
•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters
Election of Directors:
CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
•	Board structure
•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:
•
Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences.  Valid reasons include illness or absence due to company business.  Participation via telephone is acceptable.  In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;
•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;
•	Are interested directors and sit on the audit or nominating committee; or
•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
•	Past performance relative to its peers
•	Market in which fund invests
•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)
•	Past shareholder activism, board activity and votes on related proposals
•	Strategy of the incumbents versus the dissidents
•	Independence of incumbent directors; director nominees
•	Experience and skills of director nominees
•	Governance profile of the company
•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
•	Past performance as a closed-end fund
•	Market in which the fund invests
•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
•	Proposed and current fee schedules
•	Fund category/investment objective
•	Performance benchmarks
•	Share price performance as compared with peers
•	Resulting fees relative to peers
•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
•	Stated specific financing purpose
•	Possible dilution for common shares
•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
•	Potential competitiveness
•	Regulatory developments
•	Current and potential returns
•	Current and potential risk
CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	Fund’s target investments
•	Reasons given by the fund for the change
•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:
CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:
•	Political/economic changes in the target market
•	Consolidation in the target market
•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:
•	Potential competitiveness
•	Current and potential returns
•	Risk of concentration
•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
•	Strategies employed to salvage the company
•	Past performance of the fund
•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
•	The degree of change implied by the proposal
•	The efficiencies that could result
•	The state of incorporation; net effect on shareholder rights
•	Regulatory standards and implications

CMA will vote FOR:
•
Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•
Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:
•	Proposals enabling the Board to:
o	Change, without shareholder approval the domicile of the fund
o	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
•	Regulations of both states
•	Required fundamental policies of both states
•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives
•	The proposed distributor’s reputation and past performance
•	The competitiveness of the fund in the industry
•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
•	Resulting fee structure
•	Performance of both funds
•	Continuity of management personnel
•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.  While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
•	Performance of the fund’s NAV
•	The fund’s history of shareholder relations
•	The performance of other funds under the adviser’s management

DAVIS SELECTED ADVISERS, L.P.
SUMMARY OF PROXY VOTING POLICIES
SUBADVISER TO THE GENWORTH DAVIS NY VENTURE FUND

Davis Selected Advisers, L.P.  (“Davis Advisors”) votes on behalf of its clients in matters of corporate governance through the proxy voting process.  Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients.  Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis Advisors votes proxies with a focus on the investment implications of each issue.  For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts known to Davis Advisors at the time of the vote.  Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis Advisors has adopted written Proxy Voting Policies and Procedures and established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest.  In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the investment professionals for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.

Clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures, and/or a copy of how their own proxies were voted, by writing to:

Davis Selected Advisers, L.P.
Attn:  Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85756

I.	Guiding Principles

Creating Value for Existing Shareholders.  The most important factors that we consider in evaluating proxy issues are:  (i) the company’s or management’s long-term track record of creating value for shareholders.  In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a)
Shareholder Oriented Management.  One of the factors that the Advisor considers in selecting stocks for investment is the presence of shareholder-oriented management.  In general, such managements will have a large ownership stake in the company.  They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth.  Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value.  Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b)	Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise.  Examples include the election of directors and ratification of auditors.  Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners.  Conversely, Davis Advisors opposes proposals that limit management’s ability to do this.  Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c)
Preserve and expand the power of shareholders in areas of corporate governance.  Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them.  Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners.  Examples include:  annual election of all board members and incentive plans that are contingent on delivering value to shareholders.  Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

(d)
Support compensation policies that reward management teams appropriately for performance.  We believe that well thought out incentives are critical to driving long-term shareholder value creation.  Management incentives ought to be aligned with the goals of long-term owners.  In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse.  In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.

Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes.  Davis Advisors’ Proxy Procedures and Policies provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.

II.	Conflicts of Interest

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client.  Davis Advisors’ Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of.  It is charged with resolving conflicts in a manner that is consistent with the best interests of clients.  There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1)	Votes consistent with the “General Proxy Voting Policies,” are presumed to be consistent with the best interests of clients;

(2)	Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;

(3)	Davis Advisors may obtain guidance from an independent third party;

(4)	The potential conflict may be immaterial; or

(5)	Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

EATON VANCE MANAGEMENT
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH EATON VANCE LARGE CAP VALUE FUND

Eaton Vance Management (“EVM”) adopted and implemented policies and procedures that Eaton Vance believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisors and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R.  2509.94-2 (July 29, 1994).

I.	Overview

EVM manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, EVM seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees).  EVM is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients.  These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

EVM will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees with respect to EVM by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.  The Agent is currently Institutional Shareholder Services Inc.  Proxies will be voted in accordance with client-specific guidelines.

No set of guidelines can anticipate all situations that may arise.  In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to EVM by the Agent) may seek insight from the Proxy Group established by EVM.  The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator.  The members of the Proxy Group, which may include employees of the EVM’s affiliates, may change at EVM’s discretion.

II.	Roles and Responsibilities

A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures.  The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines.  Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of EVM’s affiliates as are deemed appropriate by the Proxy Group.

B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of the Fund, shall be engaged to assist in the voting of proxies.  The Agent is currently Institutional Shareholder

Services Inc.  The Agent is responsible for coordinating with the clients’ custodians and EVM to ensure that all proxy materials received by the custodian relating to the portfolio securities are processed in a timely fashion.  The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below.  The Agent shall retain a record of all proxy votes handled by the Agent.  Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to EVM upon request.

Subject to the oversight of EVM, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to EVM when and as provided for herein.  Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.	Proxy Group

EVM shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent.  The members of the Proxy Group, which may include employees of EVM’s affiliates, may be amended from time to time at EVM’s discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by EVM, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

III.	Proxy Voting Guidelines (“Guidelines”)

A.	General Policies

It shall generally be the policy of EVM to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of EVM to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to EVM by the fund’s custodian and therefore will not be voted.  In the event that EVM determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.  The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, EVM will utilize these Guidelines when voting proxies on behalf of its clients.  The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Fund.

B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.	Proposals Regarding Mutual Fund Proxies - Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, EVM will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.	Social and Environmental Issues

EVM generally supports management on social and environmental proposals.

F.	Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2.	NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security.  In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent as it deems necessary.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.  EVM will provide a report to the Boards of Trustees reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

IV.	Recordkeeping

EVM will maintain records relating to the proxies it votes on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•	A copy of EVM’s proxy voting policies and procedures;

•	Proxy statements received regarding client securities;

•	A record of each vote cast;

•	A copy of any document created by EVM that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•	Each written client request for proxy voting records and EVM’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of EVM or its Agent for two years after they are created.

V.           Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.	Assessment of Agent

EVM shall establish that the Agent (i) is independent from EVM, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners.  EVM shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the EVM may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service.  The Agent shall also notify EVM in writing within fifteen (15) calendar days of any material change to information previously provided to EVM in connection with establishing the Agent’s independence, competence or impartiality.

B.	Conflicts of Interest

As a fiduciary to its clients, EVM puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of EVM are able to identify potential material conflicts of interest, EVM will take the following steps:

•
Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of EVM and of Eaton Vance Distributors, Inc.  (“EVD”) (an affiliate of EVM)  Each department head will be asked to provide a list of significant clients or prospective clients of EVM.

•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•
The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

•
If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•
If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists.  If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies EVM will seek instruction on how the proxy should be voted from:

•          The client, in the case of an individual or corporate client;

•           In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

•          The advisor, in situations where the Advisor acts as a sub-advisor to such advisor.

EVM will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or advisor, as the case may be, fails to instruct EVM on how to vote the proxy, the EVM will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of EVM to vote its clients’ proxies would have a material adverse economic impact on the EVM’s clients’ securities holdings in the Conflicted Company, the EVM may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests.  In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

EVM shall also identify and address conflicts that may arise from time to time concerning the Agent.  Upon the EVM’s request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to EVM, the Agent shall provide EVM with such information as EVM deems reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data.  EVM shall review such information on a monthly basis.  The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator.  Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

LEGG MASON PARTNERS FUND ADVISOR, LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO GENWORTH LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

ClearBridge is subject to the Proxy Voting Policies and Procedures that it has adopted to seek to ensure that it votes proxies relating to equity securities in the best interest of client accounts.  The following is a brief overview of the policies.

ClearBridge votes proxies for each client account with respect to which it has been authorized or is required by law to vote proxies.  In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of the beneficial owners of the accounts it manages.  ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the matter that it believes will be consistent with efforts to maximize shareholder values.  ClearBridge may utilize an external service to provide it with information and/or a recommendation with regard to the proxy votes. However, such recommendations do not relieve ClearBridge of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the policies, ClearBridge generally votes in accordance with such stated position.  In the case of a proxy issue for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issue, ClearBridge considers those factors and votes on a case-by-case basis in accordance with the general principles set forth above.  In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above.  Issues for which there is a stated position set forth in the policies or for which there is a list of factors set forth in the policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructuring, and social and environmental issues.  The stated position on an issue set forth in the policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted.  There may be occasions when different investment teams vote differently on the same issue.  An investment team (e.g., ClearBridge SAI investment team) may adopt proxy voting policies that supplement ClearBridge’s Proxy Voting Policies and Procedures.  In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.  To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel.  ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies.  ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer.

Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that non-ClearBridge relationships between a Legg Mason affiliate and an issuer do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer.  Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

ClearBridge maintains a Proxy Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel.  A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.  With respect to a conflict of interest brought to its attention, the Proxy Committee first determines whether such conflict of interest is material.  A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies.  If it is determined by the Proxy Committee that a conflict of interest is not material, Clear Bridge may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted.  Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
SUMMARY OF PROXY VOTING POLICIES
SUBADVISER TO
GENWORTH PIMCO STOCKSPLUS FUND

The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC  (“PIMCO”), an investment advisor registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  PIMCO serves as the investment advisor to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.1  These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff.  In addition to SEC requirements governing advisors, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisors with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.2

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies.  PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.  Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.2

Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority.  These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.  Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:  (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

1           These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
2           Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.
3           For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.  For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients.  If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.           convening an ad-hoc committee to assess and resolve the conflict;3
2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;
3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;
4.	suggesting that the client engage another party to determine how the proxies should be voted;
5.	delegating the vote to an independent third-party service provider; or
6.	voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client.  However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy.  In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures:  (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO.  The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act.  These records include:  (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO’s proxy voting procedures are described below.  PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

3           Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process.  IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

1.           Transmit Proxy to PIMCO.  IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

2.           Conflicts of Interest.  PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client.  As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position.  If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s).  However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

3.           Vote.  The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.

4.           Review.  PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager.  PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.

5.           Transmittal to Third Parties.  IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider.  IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

6.           Information Barriers.  Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities.  PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate.  Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.  PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote.  PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients.  The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

    Board of Directors

1.           Independence.  PIMCO may consider the following factors when voting on director independence issues:  (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

2.           Director Tenure and Retirement.  PIMCO may consider the following factors when voting on limiting the term of outside directors:  (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.

3.           Nominations in Elections.  PIMCO may consider the following factors when voting on uncontested elections:  (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.

4.           Separation of Chairman and CEO Positions.  PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person:  (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.

5.           D&O Indemnification and Liability Protection.  PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection:  (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

6.           Stock Ownership.  PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:  (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

Proxy Contests and Proxy Contest Defenses

1.           Contested Director Nominations.  PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:  (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
2.           Reimbursement for Proxy Solicitation Expenses.  PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:  (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
3.           Ability to Alter the Size of the Board by Shareholders.  PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
4.           Ability to Remove Directors by Shareholders.  PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
5.           Cumulative Voting.  PIMCO may consider the following factors when voting on cumulative voting proposals:  (i) the ability of significant stockholders to elect a director of their choosing;

(ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
6.           Supermajority Shareholder Requirements.  PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

Tender Offer Defenses

1.           Classified Boards.  PIMCO may consider the following factors when voting on classified boards:  (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
2.           Poison Pills.  PIMCO may consider the following factors when voting on poison pills:  (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.
3.           Fair Price Provisions.  PIMCO may consider the following factors when voting on proposals with respect to fair price provisions:  (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

Capital Structure

1.           Stock Authorizations.  PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
2.           Issuance of Preferred Stock.  PIMCO may consider the following factors when voting on the issuance of preferred stock:  (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
3.           Stock Splits.  PIMCO may consider the following factors when voting on stock splits:  (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
4.           Reversed Stock Splits.  PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

Executive and Director Compensation

1.           Stock Option Plans.  PIMCO may consider the following factors when voting on stock option plans:  (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

2.           Director Compensation.  PIMCO may consider the following factors when voting on director compensation:  (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

3.           Golden and Tin Parachutes.  PIMCO may consider the following factors when voting on golden and/or tin parachutes:  (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

State of Incorporation
State Takeover Statutes.  PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute:  (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

Mergers and Restructurings
1.           Mergers and Acquisitions.  PIMCO may consider the following factors when voting on a merger and/or acquisition:  (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights.  PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
2.           Corporate Restructurings.  With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.  With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset.  With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following:  (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

1.           Election of Directors or Trustees.  PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund:  (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.

2.           Converting Closed-end Fund to Open-end Fund.  PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund:  (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

3.           Proxy Contests.  PIMCO may consider the following factors related to a proxy contest:  (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

4.           Investment Advisory Agreements.  PIMCO may consider the following factors related to approval of an investment advisory agreement:  (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

5.           Policies Established in Accordance with the 1940 Act.  PIMCO may consider the following factors:  (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

6.           Changing a Fundamental Restriction to a Non-fundamental Restriction.  PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction:  (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.

7.           Distribution Agreements.  PIMCO may consider the following when voting on a proposal to approve a distribution agreement:  (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

8.           Names Rule Proposals.  PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act:  (i)  whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

9.           Disposition of Assets/Termination/Liquidation.  PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund:  (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.

10.           Changes to Charter Documents.  PIMCO may consider the following when voting on a proposal to change a fund’s charter documents:  (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

11.           Changing the Domicile of a Fund.  PIMCO may consider the following when voting on a proposal to change the domicile of a fund:  (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

12.           Change in Fund’s Subclassification.  PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry:  (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

Distressed and Defaulted Securities

1.           Waivers and Consents.  PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

2.           Voting on Chapter 11 Plans of Liquidation or Reorganization.   PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

Miscellaneous Provisions
1.           Such Other Business.  Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.”  PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”:  (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.
2.           Equal Access.  PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
3.           Charitable Contributions.  PIMCO may consider the following factors when voting on charitable contributions:  (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.

4.           Special Interest Issues.  PIMCO may consider the following factors when voting on special interest issues:  (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

PUTNAM MANAGEMENT
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

The proxy voting guidelines below summarize Putnam’s positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue.  The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager.

These proxy voting policies are intended to be decision making guidelines.  The guidelines are not exhaustive and do not include all potential voting issues.  In addition, as contemplated by and subject to Putnam’s Proxy Voting Procedures, because proxy issues and the circumstances of individual companies are so varied, portfolio teams may recommend votes that may vary from the general policy choices set forth in the guidelines.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.  Part I deals with proposals which have been approved and recommended by a company’s board of directors.  Part II deals with proposals submitted by shareholders for inclusion in proxy statements.  Part III addresses unique considerations pertaining to non US issuers.

I.  Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

A.  Matters Relating to the Board of Directors

Uncontested Election of Directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders.  Proxies will be voted for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

➢	Putnam will withhold votes for the entire board of directors if:

•	The board does not have a majority of independent directors,

•	The board does not have nominating, audit and compensation committees composed solely of independent directors,

•	The board has more than 19 members or fewer than five members, absent special circumstances.

Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an independent director is a director who (1) meets all requirements to serve as an independent director of a company under the final NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company (including employment of an immediate family member as an executive officer)), and (2) has not accepted directly or indirectly any consulting, advisory, or other compensatory fee (excluding immaterial fees for transactional services as defined by the NYSE Corporate Governance rules) from the company other than in his or her capacity as a member of the board of directors or any board committee.  Putnam believes that the receipt of such compensation for services other than service as a director raises significant independence issues.

➢
Putnam will withhold votes for any nominee for director who has received compensation from the company for the provision of professional services (e.g., investment banking, consulting, legal or financial advisory fees).

➢	Putnam will withhold votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

➢
Putnam will withhold votes from any incumbent nominee for director who served on a board that has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the votes actually cast on the matter at its previous two annual meetings, or

➢
Putnam will withhold votes from any incumbent nominee for director who served on a board that adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

Putnam is concerned about over-committed directors.  In some cases, directors may serve on too many boards to make a meaningful contribution.  This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards.

➢
Putnam will withhold votes for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

➢
Putnam will withhold votes for any nominee for director who serves on more than five (5) unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Board independence depends not only on its members’ individual relationships, but also the board’s overall attitude toward management.  Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value.  Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

Classified Boards

➢	Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Contested Elections of Directors

➢	Putnam will vote on a case-by-case basis in contested elections of directors.

B.  Executive Compensation

Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

➢	Putnam will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans), except where Putnam would otherwise be withholding votes for the entire board of directors in which case Putnam will evaluate the plans on a case-by-case basis.

➢
Putnam will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity plans).

➢
Putnam will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

➢	Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

➢	Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

➢
Putnam will vote against hybrid stock option/incentive bonus (OBRA) plans that fail to meet Putnam’s stock option criteria.  However, those plans that pass Putnam’s option plan criteria will be reviewed on a case-by-case basis.

➢	Putnam will vote on a case-by-case basis on proposals to reprice options or option exchange programs that meet both of the following conditions:
•	Minimum vesting period of 5 years on the repriced options
•	The new option strike price will be greater than or equal to a 25% premium to the existing stock price

Putnam will vote against proposals that do not meet both conditions

➢	Putnam will vote on a case-by-case basis on severance agreements (e.g. golden and tin parachutes)

➢
Putnam will withhold votes for members of a Board of Directors which has approved compensation arrangements Putnam’s portfolio teams have determined are grossly unreasonable at the next election at which such director is up for re-election.  This list will normally be determined in an annual review of the issue in Putnam’s investment division.

➢
Putnam will vote for employee stock purchase plans that have the following features:  (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less), except where Putnam would otherwise be withholding votes for the entire board of directors in which case Putnam will evaluate the plans on a case-by-case basis.

➢	Putnam will vote for Non-qualified Employee Stock Purchase Plans with all the following features:

1) Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).

2) Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.

3) Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value.

4) No discount on the stock price on the date of purchase since there is a company matching contribution.

Putnam will vote against Non-qualified Employee Stock Purchase Plans when any of the plan features do not meet the above criteria.

Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation.  In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

C.  Capitalization

Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except as follows:

➢	Putnam will vote for proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

➢	Putnam will vote for proposals to affect stock splits (excluding reverse stock splits.)

➢	Putnam will vote for proposals authorizing share repurchase programs.

D.	Acquisitions, Mergers, Reorganizations and
Other Transactions

Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets.

E.  Anti-Takeover Measures

Putnam will vote against board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

➢	Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

➢	Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.

F.  Other Business Matters

Putnam will vote for board-approved proposals approving routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

➢
Putnam will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary or to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

➢	Putnam will vote on a case-by-case basis on proposals seeking to change a company’s state of incorporation.

➢	Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.

➢	Putnam will vote as follows on proposals to adjourn shareholder meetings:

If Putnam is withholding support for the board of the company at the meeting, any proposal to adjourn should be referred for case-by-case analysis.

If Putnam is not withholding support for the board, Putnam will vote in favor of adjourning, unless the vote concerns an issue that is being referred back to Putnam for case-by-case review.  Under such circumstances, the proposal to adjourn should also be referred to Putnam for case-by-case analysis.

II.  Shareholder Proposals

Putnam will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

➢	Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

➢	Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

➢	Putnam will vote for shareholder proposals that are consistent with Putnam’s proxy voting guidelines for board-approved proposals.

➢
Putnam will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding of the company in order to be (re) elected.

➢
Putnam will review on a case-by-case basis, shareholder proposals requesting that the board adopt a policy whereby, in the event of a significant restatement of financial results or significant extraordinary write-off, the board will recoup, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met.

➢
Putnam will vote for shareholder proposals urging the board to seek shareholder approval of any future supplemental executive retirement plan (“SERP”), or individual retirement arrangement, for senior executives that provides credit for additional years of service not actually worked,  preferential benefit formulas not provided under the company’s tax-qualified retirement plans, accelerated vesting of retirement benefits or retirement perquisites and fringe benefits that are not generally offered to other company employees. (Implementation of this policy shall not breach any existing employment agreement or vested benefit.)

➢	Putnam will vote for shareholder proposals requiring companies to report on their executive retirement benefits. (Deferred compensation, split-dollar life insurance, SERPs and pension benefits)

➢
Putnam will vote for shareholder proposals requesting that a company establish a pay-for-superior-performance standard whereby the company discloses defined financial and/or stock price performance criteria (along with the detailed list of comparative peer group) to allow shareholders to sufficiently determine the pay and performance correlation established in the company’s performance-based equity program.  In addition, no multi-year award should be paid out unless the company’s performance exceeds, during the current CEO’s tenure (three or more years), its peer median or mean performance on selected financial and stock price performance criteria.

➢
Putnam will vote for shareholder proposals urging the board to disclose in a separate report to shareholders, the Company’s relationships with its executive compensation consultants or firms.  Specifically, the report should identify the entity that retained each consultant (the company, the board or the compensation committee) and the types of services provided by the consultant in the past five years (non-compensation-related services to the company or to senior managements and a list of all public company clients where the Company’s executives serves as a director.)

➢
Putnam will vote for shareholder proposals that require payment of management severance agreements to be triggered only when the Company undergoes a change of control and either of the following conditions exist:

1.	the change results in a loss of employment, or
2.	the change results in substantial diminution of job duties for the affected employee

In addition, the severance agreements should not allow for accelerated vesting of unvested equity awards.

Conversely, Putnam is against payment of change in control severance if management will be compensated by the resulting organization.  Such compensation may be grounds for nomination to Putnam’s excessive compensation policy procedure.

➢
Putnam will vote against shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

➢	Putnam will vote against shareholder proposals asking for open or proxy access to nominate director candidates for inclusion on management’s proxy card.

➢	Putnam will vote for shareholder proposals requiring that the chairman’s position be filled by an independent director (separate chair/CEO).

➢	Putnam will vote for shareholder proposals seeking the submission of golden coffins to a shareholder vote or the elimination of the practice altogether.

➢	Putnam will vote against shareholder proposals that seek the adoption of a documented CEO succession planning policy.

➢
Putnam will vote for shareholder proposals seeking a policy that forbids any director who receives more than 25% withhold votes cast (based on for and withhold votes) from serving on any key board committee for two years, and asking the board to find replacement directors for the committees if need be.

➢	Putnam will vote for shareholder proposals urging the board to seek shareholder approval of severance agreements (e.g. golden and tin parachutes)

Putnam will vote on a case-by-case basis on approving such compensation arrangements.

III.  Voting Shares of Non-US Issuers

Many non-US jurisdictions impose material burdens on voting proxies.  There are three primary types of limits as follows:

(1)	Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

(2)
Share re-registration.  Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then re-registered back.  Shares are normally blocked in this period.

(3)	Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

Putnam’s policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so.  For example, in a share blocking jurisdiction, it will normally not be in a client’s interest to freeze shares simply to participate in a non-  contested routine meeting.   More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

Putnam recognizes that the laws governing non-US issuers will vary significantly from US law and from jurisdiction to jurisdiction.  Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework.  Accordingly, Putnam will vote proxies of non-US issuers in accordance with the foregoing guidelines where applicable, except as follows:

➢	Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.

➢	Putnam will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

➢
Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

➢
Putnam will vote on case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

➢
Putnam will vote for board-approved routine, market-practice proposals.  These proposals are limited to (1) those issues that will have little or no economic impact, such as technical, editorial, or mandatory regulatory compliance items, (2) those issues that will not adversely affect and/or which clearly improve shareholder rights/values, and which do not violate Putnam’s proxy voting guidelines, or (3) those issues that do not seek to deviate from existing laws or regulations.  Should any unusual circumstances be identified concerning a normally routine issue, such proposals will be referred back to Putnam for internal review.

➢	Putnam will normally vote for management proposals concerning allocation of income and the distribution of dividends. However, Putnam portfolio teams will override this guideline when they conclude that the proposals are outside the market norms (i.e., those seen as consistently and unusually small or large compared to market practices).

➢
Putnam will normally vote for proposals authorizing share repurchase programs.  However, Putnam will vote against resolutions that clearly specify that it will be possible to continue the share repurchase program during a takeover period (e.g., France), particularly in the case of a takeover bid made 100 percent in cash.

➢
In certain countries, companies can nominate representatives from their largest shareholders to serve on the nominating committee.  Given that Putnam will vote against directors in the absence of an independent nominating committee, Putnam will also vote against proposals to elect shareholder representatives to the nominating committee.  Putnam will vote for independent nominees if allowed to vote on the individual nominees, but against if an entire bundled slate includes non-independent nominees.

Employee representatives on boards

Disclosure is improving in certain countries, resulting in the ability to classify directors.  As a result of this increased disclosure, a new designation of director called Employee Representative, has arisen.

In France, Employee Representatives are employed by the company and represent rank and file employees. These nominees are always elected by company shareholders. These nominees are counted separately from the total board members. (Example: the company would have 18 board members plus three employee representatives.)

In Germany, Employee Representatives may be employed by the company or may be union representatives for employees. Due to statutory requirements, German companies are required to have a certain number of labor representatives on their board. In enterprises having more than 500 or 2,000 employees, the law specifies that one-third or one-half, respectively, of the Supervisory Board must comprise Employee Representatives. Shareholders do not have the right to elect these representatives; they are elected by the employees.

Putnam will consider these Employee Representatives as “insiders.”  However, where a company’s board is required by law to comprise one-half employee representatives, Putnam will not apply its majority independence requirement.  For all thresholds lower than one-half, Putnam’s standard policy will apply.

Japan

A.  Matters Relating to the Board of Directors

For companies that have established a U.S.-style corporate structure, Putnam will withhold votes for the entire board of directors if:

•	the board does not have a majority of outside directors,

•	the board has not established nominating and compensation committees composed of a majority of outside directors, or

•	the board has not established an audit committee composed of a majority of independent directors.

Putnam will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Putnam may generally vote against the entire board of directors where the company has not put an “advance warning-type” poison pill to shareholder vote.  However, these elections will be evaluated on a company specific basis, taking into consideration such factors as details of the rights plan, management’s track record and the company’s overall performance.

Putnam will vote against any nominees for director who attends less than 75% of board and committee meeting without valid reasons for the absences (i.e., illness, personal emergency, etc.) (Note that Corporate Law requires disclosure of outsiders’ attendance but not that of insiders, who are presumed to have no more important time commitments.)

Putnam will vote against any statutory auditor nominee who attends less than 75% of board and committee meeting without valid reasons for the absences (i.e., illness, personal emergency, etc.)  (Note that Corporate Law requires disclosure of outsiders’ attendance but not that of insiders, who are presumed to have no more important time commitments.)

Commentary:

Board structure:  Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees).  Putnam will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director:  Corporate governance principles in Japan focus on the distinction between outside directors and independent directors.  Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates.  An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.).  The guidelines have incorporated these definitions in applying the board independence standards above.

B.  Article Amendments

➢
Putnam will vote for article amendments seeking to adopt U.S.-Style “Board with Committees” Structure. However, the independence of the outside directors is critical to effective corporate governance under this new system. Putnam will, therefore, scrutinize the backgrounds of the outside director nominees at such companies, and will vote against the amendment where Putnam believes the board lacks the necessary level of independence from the company or a substantial shareholder.

➢
Putnam will vote against amendments to lower the quorum requirement. However, where the Putnam portfolio teams believe a company takes concrete steps to improve shareholder participation – such as releasing proxy materials early, holding the AGM on a day other than the peak date, and accepting proxy votes over the Internet – or where the company proposes to safeguard shareholder interests by appointing independent directors, Putnam may vote for lowering the quorum requirement.

➢	Putnam will vote for amendments to reduce director’s term in office because Putnam supports annual elections for directors.

➢
Putnam will vote for amendments to extend internal auditors’ term in office:  Companies that choose to maintain the existing statutory auditor system must amend their articles to extend the internal auditors’ term in office from three years to four years.  This is one of several moves to strengthen the functioning of the board of internal auditors included in a recent amendment to the Commercial Code.

➢
Putnam will vote for requests to expand the board although this guideline may be overridden if the portfolio team concludes the expansion is clearly disproportionate to the growth in the scale of the business.

➢
Putnam will vote for amendments to introduce independent auditor provisions.  Japanese law requires companies over a certain asset size to appoint an internal auditor board with at least three members, a majority of whom must be designated as independent. All major companies have already done this, but companies reaching the size threshold for the first time will need to amend their articles for this purpose.

➢	Putnam will vote on a case-by-case basis on amendments to expand business lines.

➢
Putnam will vote for amendments that seek to clarify director authorities. This refers to the clarification of succession among board members in the event of death or incapacitation of a board member, usually the chairman or president; or to a clarification regarding which director shall convene and preside over board or shareholder meetings.

➢
Putnam will vote for amendments seeking to cancel year-end book closure.  As Japan moves to an electronic share trading and settlement environment (JASDEC), the need to close share registers for up to a month at a time around record dates to clarify ownership is no longer necessary, as shares can be re-registered electronically in a matter of minutes.

➢
Putnam will vote for amendments seeking to introduce JASDEC provisions.  This allows the company to participate in Japan’s automated trading and settlement system, shortening settlement times significantly. Newly-listed companies will frequently propose to introduce these provisions to their articles.

➢	Putnam will vote on a case-by-case basis on granting the board the authority to repurchase shares at its discretion.

➢
Putnam will generally vote for amendments to introduce an executive officer system.  However, Putnam will vote against if the accompanying change in board size is outside Putnam’s range.  Companies seek to introduce executive officer systems with the aim of separating responsibility for the execution and the oversight of management functions.

➢
Putnam will vote against amendments to delete a requirement directing the company to reduce authorized capital by the number of treasury shares cancelled. If issued share capital decreases while authorized capital remains unchanged, then the company will have greater leeway to issue new shares (for example as a private placement or a takeover defense).

➢	Putnam will vote for proposals seeking to increase the number of internal statutory auditors.

➢	Putnam will generally vote for proposals seeking to decrease the number of internal statutory auditors. However, Putnam will vote against if the new limit is less than the current number.

➢	Putnam will generally vote for proposals seeking to set an upper limit on number of internal statutory auditors. However, Putnam will vote against if upper limit is less than current number.

➢	Putnam will generally vote for proposals seeking to set an upper limit on board size. However, Putnam will vote against proposals seeking an increase in board size that eliminates all vacant seats.

➢
Putnam will vote against proposals to authorize appointment of special directors.  Under the new Corporate Law, companies are allowed to appoint, from among their directors, “special directors” who will be authorized to make decisions regarding the purchase or sale of important assets and major barrowing or lending, on condition that the board has at least six directors, including at least one non-executive director.  At least three special directors must participate in the decision-making process and decisions shall be made by a majority vote of the special directors.  However, the law does not require any of the special directors to be non-executives, so in effect companies may use this mechanism to bypass outsiders.

➢
Putnam will generally vote for proposals to create new class of shares to squeeze out minority shareholders.  However, Putnam will vote against such proposals where there are concerns about how the original offer price was calculated.  These amendments usually follow an MBO.  Management buyouts are gaining popularity in Japan as preemptive strikes against potential hostile takeovers, or simply to allow companies to pursue comprehensive restructuring plans away from the perceived pressure of the market for short-term results.  The MBOs themselves are not voting items but in order to squeeze out minority shareholders who do not tender their shares in the buyout, companies will seek to amend their articles to allow the issuance of a new class of shares which are then compulsorily exchanged for ordinary shares at a ratio calculated to leave all minority shareholders as fractional shareholders whose holdings can be bought for cash.  In such a case, the price will be equivalent to the original offer price.  By the time such proposals make it on to the ballot, the MBO will generally have succeeded to such an extent that the company is facing delisting from the stock market regardless of what happens to the remaining minority owners.  However, for a shareholder who declined to tender shares due to concern about the price, the best course of action may be to vote against the proposals related to the squeeze-out and try to persuade a court that a higher valuation is warranted.  The chances of success will likely be low.

➢
Putnam will vote against proposals seeking to enable companies to establish specific rules governing the exercise of shareholder rights.  (Note: Such as, shareholders’ right to submit shareholder proposals or call special meetings.)

C.  Compensation Related Matters

➢	Putnam will vote against option plans which allow the grant of options to suppliers, customers, and other outsiders.

➢
Putnam will vote against stock option grants to independent internal statutory auditors.  The granting of stock options to internal auditors, at the discretion of the directors, can compromise the independence of the auditors and provide incentives to ignore accounting problems, which could affect the stock price over the long term.

➢
Putnam will vote against the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company.  Putnam will also vote against payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.  Retirement bonus proposals are all-or-nothing, meaning that split votes against individual payments cannot be made.  If any one individual does not meet Putnam’s criteria, Putnam will vote against the entire bundled item.

D.  Other Business Matters

➢
Putnam votes for mergers by absorptions of wholly-owned subsidiaries by their parent companies. These deals do not require the issuance of shares, and do not result in any dilution or new obligations for shareholders of the parent company. These transactions are routine.

➢	Putnam will vote for the acquisition if it is between parent and wholly-owned subsidiary.

➢
Putnam will vote for the formation of a holding company, if routine.  Holding companies are once again legal in Japan and a number of companies, large and small, have sought approval to adopt a holding company structure. Most of the proposals are intended to help clarify operational authority for the different business areas in which the company is engaged, and promote effective allocation of corporate resources. As most of the reorganization proposals do not entail any share issuances or any change in shareholders’ ultimate ownership interest in the operating units, Putnam will treat most such proposals as routine.

➢	Putnam will vote against proposals that authorize the board to vary the AGM record date.

➢	Putnam will vote for proposals to abolish the retirement bonus system

➢	Putnam will vote for board-approved director/officer indemnification proposals

➢
Putnam will vote on a case-by-case basis on private placements (Third-party share issuances).  Where Putnam views the share issuance necessary to avoid bankruptcy or to put the company back on solid financial footing, Putnam will generally vote for.  When a private placement allows particular shareholder to obtain a controlling stake in the company at a discount to market prices, or where the private placement otherwise disadvantages ordinary shareholders, Putnam will vote against.

➢	Putnam will generally vote against shareholder rights plans (poison pills). However, if all of the following criteria are met, Putnam will evaluate such poison pills on a case-by-case basis:
1) The poison pill must have a duration of no more than three years.
2) The trigger threshold must be no less than 20 percent of issued capital.
3) The company must have no other types of takeover defenses in place.
4) The company must establish a committee to evaluate any takeover offers, and the members of that committee must all meet ISS’ definition of independence.
5) At least 20 percent, and no fewer than two, of the directors must meet ISS’ definition of independence. These independent directors must also meet our guidelines on board meeting attendance.
6) The directors must stand for reelection on an annual basis.
7) The company must release its proxy materials no less than three weeks before the meeting date.

➢	Putnam will vote against proposals to allow the board to decide on income allocation without shareholder vote.

➢	Putnam will vote against proposals to limit the liability of External Audit Firms (“Accounting Auditors”)

➢	Putnam will vote for proposals to prohibit odd-lot holders from filing shareholder lawsuits.

➢	Putnam will vote against proposals seeking a reduction in board size that eliminates all vacant seats.

➢
Putnam may generally vote against proposals seeking an increase in authorized capital that leaves the company with as little as 25 percent of the authorized capital outstanding. (general request)  However, such proposals will be evaluated on a company specific basis, taking into consideration such factors as current authorization outstanding, existence (or lack thereof) of preemptive rights and rationale for the increase.

➢
Putnam will vote for corporate split agreement and transfer of sales operations to newly created wholly-owned subsidiaries where the transaction is a purely internal one which does not affect shareholders’ ownership interests in the various operations.  All other proposals will be referred back to Putnam for case-by-case review.  These reorganizations usually accompany the switch to a holding company structure, but may be used in other contexts.

Korea

Putnam will withhold votes for the entire board of directors if:

•	the board does not have a majority of outside directors,

•	the board has not established a nominating committee composed of at least a majority of outside directors, or

•	the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary:  For purposes of these guideline, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder.  In determining whether a director is an outside director, Putnam will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

United Kingdom

Putnam will withhold votes for the entire board of directors if:

•
the board does not have at least a majority of independent non-executive directors (in the case of smaller companies as defined by the UK’s Combined Code on Corporate Governance, boards should include at least two independent NEDs),

•	the board has not established a nomination committee composed of a majority of independent non-executive directors, or

•
the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, as defined by the UK’s Combined Code on Corporate Governance, two directors) and (2) solely of independent non-executive directors.

Putnam will withhold votes for any nominee for director who has received compensation from the company for the provision of professional services (e.g., investment banking, consulting, legal or financial advisory fees).

Commentary:

Application of guidelines:  Although the UK’s Combined Code on Corporate
Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, Putnam believes that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in UK companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition of independence:  For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that Putnam does not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Canada

Canadian corporate governance requirements mirror corporate governance reforms that have been adopted by the NYSE and other U.S. national securities exchanges and stock markets. As a result, Putnam will vote on matters relating to the board of directors of Canadian issuers in accordance with the guidelines applicable to U.S. issuers.

Commentary:  Like the UK’s Combined Code, the proposed policies on corporate governance issued by Canadian securities regulators embody the “comply and explain” approach to corporate governance. Because Putnam believes that the board independence standards contained in the proxy voting guidelines are integral to the protection of investors in Canadian companies, these standards will be applied in a prescriptive manner.

Putnam will vote against the entire slate of director nominees, if the slate is bundled as one proposal, if Putnam would otherwise be withholding from any one director nominee.

Putnam will vote against the directors in instances where the company has not disclosed the number of outside boards that directors sit on.

Hong Kong

Putnam will vote against the issuance of shares without preemptive rights unless the company provides specific language and terms that 1) limit the aggregate issuance request that is for the General Issuance Mandate and the Share Re-issuance Mandate combined to 10 percent or less of the existing issued share capital; 2) limit the discount to 10 percent of the market price of shares; and 3) have no history of renewing the General Issuance Mandate several times within a period of one year.

This policy supplements policies regarding share issuances as stated above under section
III. Voting Shares of Non-US Issuers.

THORNBURG INVESTMENT MANAGEMENT, INC.
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH THORNBURG INTERNATIONAL VALUE FUND

I.           Proxy Voting Policies

Thornburg Investment Management, Inc. (“Thornburg”) is authorized by the Trust to vote proxies respecting voting securities held by the Funds.  In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the “Policy”) adopted by Thornburg.  The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security’s value.  The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg.  If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg.  If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust’s audit committee for direction on the vote or a consent to vote on Thornburg’s recommendation.

The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions.  Thornburg may or may not accept these recommendations.  Thornburg may decline to vote in various situations, including cases where an issue is not relevant to the Policy’s voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment.  Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

GOLDMAN SACHS ASSET MANAGEMENT L.P.
SUMMARY OF PROXY VOTING POLICIES
SUBADVISOR TO THE GENWORTH GOLDMAN SACHS
ENHANCED CORE BOND INDEX FUND

GSAM has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which GSAM has voting discretion, including the Goldman Sachs Enhanced Core Bond Index Fund.  Under the Policy, GSAM’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

The principles and positions reflected in the Policy are designed to guide GSAM in voting proxies, and not necessarily in making investment decisions.  Senior management of GSAM will periodically review the Policy to ensure that it continues to be consistent with GSAM’s guiding principles.

Public Equity Investments.  To implement these guiding principles for investments in publicly-traded equities, GSAM follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below.  The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.  Below is a summary of the Guidelines.

ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines.  While it is the GSAM’s policy generally to follow the Guidelines and recommendations from ISS, GSAM’s portfolio management team (“Portfolio Management Team”) retains the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes.  Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest.  In forming their views on particular matters, the Portfolio Management Team is also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

In addition to assisting GSAM in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by GSAM to determine whether they are consistent with GSAM’s guiding principles.  ISS also assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.

GSAM is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS.  GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS.

GSAM has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions.  These procedures include GSAM’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between GSAM and other businesses within The Goldman Sachs Group, Inc.

Fixed Income and Private Investments.  Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Appendix A

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments.  As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1.          Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•
Fees for non-audit services are excessive, or There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2.          Board of Directors

a.       Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:  independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b.       Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c.       Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.  Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support.  These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d.       Majority of Independent Directors/Establishment of Committees

    Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.          Shareholder Rights

a.       Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b.       Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c.       Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d.       Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e.       Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:  In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy remains in place.  If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.          Proxy Contests

a.       Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b.       Reimbursing Proxy.  Solicitation Expenses

Vote CASE-BY-CASE.  Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5.          Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.          Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.          Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.  Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.          Capital Structure

a.       Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class ‘capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b.       Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9.          Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.  The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution).  Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type.  ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans.  This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power.  Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a.       Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•       Historic trading patterns

•       Rationale for the repricing

•       Value-for-value exchange

•       Option vesting

•       Term of the option

•       Exercise price

•       Participation

b.       Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•       Purchase price is at least 85 percent of fair market value;

•       Offering period is 27 months or less; and

•       Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c.       Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10.          Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE.  While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Genworth®
Financial

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
(formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
(formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)

(each a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED DECEMBER 7, 2009 TO THE PROSPECTUS

DATED MAY 1, 2009

I.           Redesignation of Shares Described in the Prospectus as “Service Shares”

The shares described in this prospectus are redesignated as “Service Shares.”  Effective December 7, 2009, in addition to Service Shares of the Fund, Genworth Variable Insurance Trust (the “Trust”) has added a second class of shares named “Institutional Shares,” which are offered in a separate prospectus and are designed for use by Genworth’s mutual funds that operate as “funds of funds” and allocate investments among underlying mutual funds.

Service Shares and Institutional Shares of a Fund are invested in the same portfolio of securities.  The difference between the share classes is that Service Shares pay a 0.25% annual distribution fee under a Rule 12b-1 Distribution Plan and a 0.25% annual shareholder service fee under an Administrative Services Agreement, and Institutional Shares are not subject to such fees.  Service Shares and Institutional Shares have similar voting rights except that Service Shares may vote separately on matters involving the Rule 12b-1 Distribution Plan and any other matter submitted to shareholders in which the interests of the Service Shares differ from the interests of the Institutional Shares.  Service Shares are offered to variable annuity separate accounts of insurance companies, including affiliates of Genworth, as investment options for certain variable annuity contracts.  Institutional Shares may be offered to certain institutional investors, such as the Genworth “funds of funds.”

1

II.           Reduction of Investment Advisory Fee and Implementation of Administrative Service Fee

Effective December 7, 2009, the investment advisory fee payable to Genworth Financial Wealth Management, Inc., the Funds’ investment advisor, for each Fund other than the Genworth Goldman Sachs Enhanced Core Bond Index Fund was reduced by 0.25%, and the investment advisory fee payable to the Advisor for the Genworth Goldman Sachs Enhanced Core Bond Index Fund was reduced by 0.35%.  The investment advisory fee table on page 21 of the prospectus is revised as follows:

Funds	Investment Advisory Fee (annual percentage of a Fund’s average daily net assets)

Genworth Calamos Growth Fund	0.75%
Genworth Columbia Mid Cap Value Fund	0.60%
Genworth Davis NY Venture Fund	0.50%
Genworth Eaton Vance Large Cap Value Fund	0.50%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.45%
Genworth PIMCO StocksPLUS Fund	0.35%
Genworth Putnam International Capital Opportunities Fund	0.70%
Genworth Thornburg International Value Fund	0.65%
Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.30%

Also effective December 7, 2009, the Trust entered into an amended and restated Administrative Services Agreement, under which the Service Shares of each Fund pays annual administrative service fees of 0.25% of its average daily net assets to Genworth Life and Annuity Insurance Company ("GLAIC") and Genworth Life Insurance Company of New York (“GLICO”) for administrative support services to Service Shares of a Fund which include maintaining of accounts and records, providing transaction support, providing telephone support with respect to contract owner inquiries about the Funds, delivering current prospectuses, reports, proxies and other informational materials to contract owners and providing other administrative support to the Funds as mutually agreed to by GLAIC, GLICO and the Trust.  These services were previously paid for by Genworth Financial Wealth Management, Inc. from its own resources.

In light of the foregoing changes in investment advisory fee and administrative services fees, the expense tables and related text and notes are revised as follows:

2

Genworth Calamos Growth Fund

The text, table, and notes under “Genworth Calamos Growth Fund – FEES AND EXPENSES” on page 3 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		5.25%
Administrative Service Fees	0.25%
All Other Expenses	5.00%
Acquired Fund Fees and Expenses2		0.02%
Total Annual Fund Operating Expenses		6.27%
Amount of Fee Waiver/Expense Assumption3		(4.74)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption) 4		1.53%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.90% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.11%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.40%.

3

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$156	$1,437	$2,685	$5,671

Genworth Columbia Mid Cap Value Fund

The text, table, and notes under “Genworth Columbia Mid Cap Value Fund – FEES AND EXPENSES” on page 5 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		1.88%
Administrative Service Fees	0.25%
All Other Expenses	1.63%
Acquired Fund Fees and Expenses2		0.02%
Total Annual Fund Operating Expenses		2.75%
Amount of Fee Waiver/Expense Assumption3		(1.35)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4		1.40%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually

4

pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset, credits and non-routine expenses) do not exceed 0.75% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.13%.  Including these expense reductions, the Other Expenses figure would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.25%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$143	$725	$1,334	$2,982

5

Genworth Davis NY Venture Fund

The text, table, and notes under “Genworth Davis NY Venture Fund – FEES AND EXPENSES” on page 7 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		7.09%
Administrative Service Fees	0.25%
All Other Expenses	6.84%
Acquired Fund Fees and Expenses2		0.03%
Total Annual Fund Operating Expenses		7.87%
Amount of Fee Waiver/Expense Assumption3		(6.59)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4		1.28%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.10%.  Including these expense reductions, the Other Expenses figure would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.15%.

6

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$1,716	$3,213	$6,594

Genworth Eaton Vance Large Cap Value Fund

The text, table, and notes under “Genworth Eaton Vance Large Cap Value Fund  – FEES AND EXPENSES” on page 9 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		1.22%
Administrative Service Fees	0.25%
All Other Expenses	0.97%
Acquired Fund Fees and Expenses2		0.02%
Total Annual Fund Operating Expenses		1.99%
Amount of Fee Waiver/Expense Assumption3		(0.78)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4		1.21%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually

7

pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.65% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.04%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.15%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$549	$1,001	$2,254

8

Genworth Legg Mason ClearBridge Aggressive Growth Fund

The text, table, and notes under “Genworth Legg Mason Partners Aggressive Growth Fund – FEES AND EXPENSES” on page 11 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		1.06%
Administrative Service Fees	0.25%
All Other Expenses	0.81%
Acquired Fund Fees and Expenses2		0.02%
Total Annual Fund Operating Expenses		1.78%
Amount of Fee Waiver/Expense Assumption3		(0.56)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4		1.22%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.60% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.10%.  Including these expense reductions, the Other Expenses figure

9

above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.10%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$506	$912	$2,048

Genworth PIMCO StocksPLUS Fund

The text, table, and notes under “Genworth PIMCO StocksPLUS Fund – FEES AND EXPENSES” on pages 13 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		1.35%
Administrative Service Fees	0.25%
All Other Expenses	1.10%	____________
Total Annual Fund Operating Expenses		1.95%
Amount of Fee Waiver/Expense Assumption2		(0.87)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)3,4		1.08%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  “Other expenses” also include the fees and expenses incurred by the

10

Fund in connection with its investments in other investment companies, which are referred to as “Acquired Fund Fees and Expenses.”  It is estimated that Acquired Fund Fees and Expenses to be incurred by the Fund will not exceed 0.01% of the Fund’s average daily net assets for the current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

2           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, or Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.50% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

3           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.07%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.00%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$110	$528	$971	$2,204

11

Genworth Putnam International Capital Opportunities Fund

The text, table, and notes under “Genworth Putnam International Capital Opportunities Fund – FEES AND EXPENSES” on pages 15 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		3.45%
Administrative Service Fees	0.25%
All Other Expenses	3.20%
Acquired Fund Fees and Expenses2		0.03%
Total Annual Fund Operating Expenses		4.43%
Amount of Fee Waiver/Expense Assumption3		(3.05)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)		1.38%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.85% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

12

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$140	$1,064	$1,998	$4,379

Genworth Thornburg International Value Fund

The text, table, and notes under “Genworth Thornburg International Value Fund – FEES AND EXPENSES” on page 17 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		2.33%
Administrative Service Fees	0.25%
All Other Expenses	2.08%
Acquired Fund Fees and Expenses2		0.03%
Total Annual Fund Operating Expenses		3.26%
Amount of Fee Waiver/Expense Assumption3		(1.91)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4		1.35%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually

13

pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset, credits and non-routine expenses) do not exceed 0.80% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense reductions of 0.02%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 1.30%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$825	$1,537	$3,427

14

Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)

The text, table, and notes under “Genworth Legg Mason Western Asset Core Plus Bond Fund – FEES AND EXPENSES” on page 19 are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay when buying and holding Service Shares of the Fund.  The table below does not include any fees or sales charges imposed by variable contracts.  If such charges were included, the overall expenses would be higher.  Investors should consult the most recent prospectus of the variable contract in which they invest for more information.

Shareholder Fees (deducted from your investment)		N/A
Short-Term Trading Fee (deducted from amount redeemed or exchanged)		None
Annual Fund Operating Expenses (deducted from Fund assets)
Management Fees		0.30%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses1		1.26%
Administrative Service Fees	0.25%
All Other Expenses	1.01%
Acquired Fund Fees and Expenses2		0.09%
Total Annual Fund Operating Expenses		1.90%
Amount of Fee Waiver/Expense Assumption3		(0.75)%
Net Annual Fund Operating Expenses (After Fee Waiver/Expense Assumption)4		1.15%

1           “Other Expenses” include custodian, transfer agency and other customary expenses, based on estimated amounts for the Fund’s current fiscal year.  These amounts include expenses that the Fund will incur but not actually pay because of an expense offset arrangement under which securities lending credits are used to pay certain expenses incurred by the Fund.

2           “Acquired Fund Fees and Expenses” are indirect fees and expenses borne by the Fund in connection with its investments in other investment companies (“Acquired Funds”).  The amount represents a pro rata portion of the cumulative expenses of the Acquired Funds, and is based on estimated amounts for the Fund’s current fiscal year.  Please note that the amount of Net Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expense to Average Net Assets (after expense reimbursement and securities lending credit) included in the “Financial Highlights” section of the Prospectus because the information in the Financial Highlights reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

3           The Advisor has contractually agreed with the Trust, at least through May 1, 2011, to waive its fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.45% of average daily net assets.  Pursuant to this expense limitation agreement, the Advisor is entitled to be reimbursed for fees waived and expenses that the Advisor assumed for a period of three years following such waiver/assumption, to the extent that the reimbursement will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the fee waiver/assumption.

4           The expense information has been restated to reflect current fees.  During the fiscal year ended December 31, 2008, the Fund loaned its portfolio securities to brokers and generated related Fund expense

15

reductions of 0.11%.  Including these expense reductions, the Other Expenses figure above would be less and the Net Annual Fund Operating Expenses for the Fund (excluding Acquired Fund Fees and Expenses) would be 0.95%.

EXAMPLE

This Example is intended to help you to compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example, however, does not include charges that are imposed by variable contracts.  If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the dividends and distributions have been reinvested, that the Fund’s operating expenses remain the same each year and that the fee waiver/expenses assumption agreement discussed above will not continue beyond May 1, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$524	$957	$2,161

III.
Change in the Name, Investment Objective, Principal Investment Strategies and Principal Risks of the Genworth Legg Mason Western Asset Core Plus Bond Fund and Appointment of Goldman Sachs Asset Management, L.P. as Subadvisor

On December 7, 2009, Goldman Sachs Asset Management, L.P. replaced Western Asset Management Company and Western Asset Management Company Limited as the subadvisor for the Genworth Goldman Sachs Enhanced Core Bond Index Fund.  As a result, the Genworth Legg Mason Western Asset Core Plus Bond Fund is renamed the Genworth Goldman Sachs Enhanced Core Bond Index Fund.  In connection with the name change, the Fund’s investment objective, principal investment strategies and principal risks are changing from a core plus bond fund strategy that had the ability to invest in a wide variety of fixed income securities and derivatives, including domestic, foreign, investment grade, and high yield fixed income securities to an enhanced index strategy that seeks to outperform the Barclays Capital Aggregate Bond Index and to limit its investments to U.S. traded investment grade fixed income securities.  The text under “Genworth Legg Mason Western Asset Core Plus Bond Fund – “INVESTMENT OBJECTIVE,” “PRINCIPAL STRATEGIES” and “Principal Risks” is deleted in its entirety and replaced with the following:

16

Genworth Goldman Sachs Enhanced Core Bond Index Fund (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)
INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek to outperform the total return performance of the Barclays Capital Aggregate Bond Index (the “Bond Index”) while maintaining a risk level commensurate with the Bond Index.

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in fixed income securities represented in the Bond Index.  The Bond Index measures the performance of the U.S. investment grade bond market and includes investment grade government securities, government agency securities, supranational securities, corporate bonds, mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  As of the date of this Prospectus, the securities in the Bond Index must have at least $250 million of outstanding face value; have at least one year remaining to maturity; be denominated in U.S. dollars; and be fixed rate.  The subadvisor attempts to achieve the Fund’s investment objective by forming a portfolio that holds a range of securities which in the aggregate may deviate from the major characteristics of the Bond Index (e.g., industry/sector weightings, credit quality, duration).  In constructing the portfolio from the Bond Index, the subadvisor seeks to select those individual securities in the Bond Index that it believes will outperform the Bond Index as a whole.  The Fund may also invest up to 20%, calculated at the time of investment, of its net assets in cash, high quality liquid short term investments and securities that may not be included in the Bond Index, including when-issued/delayed delivery securities and exchange-traded bond futures.

Terms highlighted above are defined in the Appendix.

Principal Risks

There is no guarantee that the Fund will achieve its investment objective.

The value of the Fund’s investments and, as a result, the value of the Fund’s shares, may fluctuate.  If the value of the Fund’s investments decreases, you may lose money.  The principal risks to which the Fund may be subject are set forth below.  Please see the Appendix to this prospectus for more information about the risks to which the Fund may be subject.

Call Risk - The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected.

Credit Risk - The risk that an issuer or guarantor of a fixed income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to pay principal, interest or other payments when due.  High yield bonds and other lower-rated securities are generally more exposed to credit risk than investment grade securities.

17

Index Subset Risk - The risk that the securities selected for the Fund, in the aggregate, will underperform the Bond Index or otherwise deviate from the performance of the Bond Index (otherwise known as tracking error).

Interest Rate Risk - The risk that when interest rates increase, certain fixed income securities held by the Fund will decline in value.

Government Agency Securities Risk - The risk that securities issued by certain agencies or instrumentalities of the U.S. or a foreign government may not be fully supported financially by that government and, as a consequence, may not meet their payment obligations.

Liquidity Risk - The Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that may be less liquid than other investments. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.  The Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund are mutual funds that invest in other mutual funds and may from time to time invest in and own or control a significant percentage of the Fund’s shares.  Redemptions by these funds of their holdings in the Fund may impact the Fund’s liquidity and net asset value.  These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Mortgage-Backed and Asset-Backed Securities Risk - These fixed income securities are sensitive to changes in interest rates and like traditional fixed income securities, the value of mortgage backed and asset-backed securities typically increases when interest rates fall and decreases when interest rates rise.  When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled.  When this happens, certain types of mortgage-backed and asset-backed securities will be paid off more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields which may reduce the returns of a Fund.  This risk is known as ‘‘prepayment risk.’’ When interest rates rise, certain types of mortgage-backed and asset-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall.  This risk is known as ‘‘extension risk.’’ Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset backed securities. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

In a recessionary environment, mortgages or other loans underlying a mortgage-backed or asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.  These risks are particularly heightened for investments in mortgage backed or asset backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.

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Corporate Bonds and Loans Risk - The corporate bonds and loans in which a Fund invests are subject to the risk of loss of principal and income and will depend primarily on the financial condition of the borrower.  Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so.  If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default.  If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral.  In addition, the value of collateral may erode during a bankruptcy case.  In the event of a bankruptcy or insolvency, the holder of a corporate bond or loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Portfolio Turnover Risk - The Fund may engage in active and frequent trading of portfolio securities.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance, and may increase share price volatility.

The text under “THE SUBADVISORS- Western Asset Management Company and Western Asset Management Company Limited” is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”) is located at 32 Old Slip, New York, New York 10005.  GSAM is an affiliate of Goldman, Sachs & Co.  As of September 30, 2009, GSAM had approximately $734.1 billion under management.

James B. Clark and Michael Swell are responsible for the day-to-day management of the Fund’s portfolio.  Mr. Clark is a senior portfolio manager and Co-Head of the U.S. Fixed Income Group at GSAM.  He joined GSAM in 1994.  Mr. Swell is a senior portfolio manager and Co-Head of the U.S. Fixed Income Group at GSAM.  Mr. Swell joined GSAM in 2007.  From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s fixed income sales and trading division.  From 1992 to 2004, Mr. Swell worked at Freddie Mac.

A discussion regarding the basis for the Board’s approval of the GSAM subadvisory agreement will be available in the Funds’ report to shareholders for the period ending December 31, 2009.

IV.	Updated Financial Highlights Tables

The text and financial highlights tables under “FINANCIAL HIGHLIGHTS” on pages 28-29 are deleted and replaced with the following:

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for each Fund for the period from August 15, 2008 (date of inception) through the fiscal year ended December 31, 2008 and the six months ended June 30, 2009.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund

19

(assuming reinvestment of all dividends and distributions).  Total returns reflect Fund level expenses but do not reflect fees and expenses associated with any variable contract that uses the Fund as an investment option for any contract.  If total return reflected all variable contract and expenses, total return would be reduced.  The information for the fiscal period ended December 31, 2008 has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual report.  The information for the semi-annual period ended June 30, 2009 is unaudited and has been derived from the Funds’ semi-annual report.  Both the Funds’ annual and semi-annual report are available upon request.

Genworth Calamos Growth Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.48		$10.00
Net investment income	(0.02)		(0.01)
Net realized and unrealized gains (losses) on investments	1.22		(3.51)
Total from investment operations	1.20		(3.52)
Less distributions:
Dividends from net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$7.68		$6.48
Total return	18.58	%3	-35.22	%2,3
Supplemental data and ratios: Net assets, end of period	$5,402,416		$3,582,157
Ratio of expense to average net assets
Before expense reimbursement	2.27	%4	6.25	%4
After expense reimbursement and before securities lending credit	1.53	%4	1.51	%4
After expense reimbursement and securities lending credit	1.40	%4	1.40	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	-1.37	%4	-5.20	%4
After expense reimbursement	-0.50	%4	-0.35	%4
Portfolio turnover rate	23.54	%3	17.96	%2,3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

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Genworth Columbia Mid Cap Value Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.73		$10.00
Net investment income	0.04		0.04
Net realized and unrealized gains (losses) on investments	0.22		(3.27)
Total from investment operations	0.26		(3.23)
Less distributions:
Dividends from net investment income	—		(0.04)
Total distributions	—		(0.04)
Net asset value, end of period	$6.99		$6.37
Total return	3.83	%3	-32.30	%2,3
Supplemental data and ratios: Net assets, end of period	$26,596,213		$23,818,989
Ratio of expense to average net assets
Before expense reimbursement	1.38	%4	2.73	%4
After expense reimbursement and before securities lending credit	1.32	%4	1.38	%4
After expense reimbursement and securities lending credit	1.25	%4	1.25	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	1.23	%4	1.34	%4
After expense reimbursement	1.37	%4	2.82	%4
Portfolio turnover rate	37.28	%3	5.44	%2,3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

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Genworth Davis NY Venture Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.17		$10.00
Net investment income	0.02		0.02
Net realized and unrealized gains (losses) on investments	0.38		(2.83)
Total from investment operations	0.40		(2.81)
Less distributions:
Dividends from net investment income	—		(0.02)
Total distributions	—		(0.02)
Net asset value, end of period	$7.57		$7.17
Total return	5.65	%3	-28.15	%2,3
Supplemental data and ratios: Net assets, end of period	$5,454,695		$3,401,992
Ratio of expense to average net assets
Before expense reimbursement	2.29	%4	7.84	%4
After expense reimbursement and before securities lending credit	1.23	%4	1.25	%4
After expense reimbursement and securities lending credit	1.15	%4	1.15	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	-0.30	%4	-5.72	%4
After expense reimbursement	0.84	%4	0.97	%4
Portfolio turnover rate	9.41	%3	7.68	%2,3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

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Genworth Eaton Vance Large Cap Value Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.68		$10.00
Net investment income	0.07		0.03
Net realized and unrealized losses on investments	(0.38)		(2.32)
Total from investment operations	(0.31)		(2.29)
Less distributions:
Dividends from net investment income	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$7.37		$7.68
Total return	-4.08	%3	-22.85	%2,3
Supplemental data and ratios: Net assets, end of period	$67,708,815		$59,437,385
Ratio of expense to average net assets
Before expense reimbursement	1.21	%4	1.97	%4
After expense reimbursement and before securities lending credit	1.19	%4	1.19	%4
After expense reimbursement and securities lending credit	1.15	%4	1.15	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	2.00	%4	1.64	%4
After expense reimbursement	2.06	%4	2.46	%4
Portfolio turnover rate	34.85	%3	8.99	%2,3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

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Genworth Legg Mason ClearBridge Aggressive Growth Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.46		$10.00
Net investment income (loss)	(0.01)		0.01
Net realized and unrealized gains (losses) on investments	0.70		(2.54)
Total from investment operations	0.69		(2.53)
Less distributions:
Dividends from net investment income	—		(0.01)
Dividends from net realized gains	—		—
Total distributions	—		(0.01)
Net asset value, end of period	$8.15		$7.46
Total return	9.24	%3	-25.37	%2’3
Supplemental data and ratios:
Net assets, end of period	$79,462,751		$70,758,218
Ratio of expense to average net assets
Before expense reimbursement/recoupment	1.06	%4	1.76	%4
After expense reimbursement/recoupment and before securities lending credit	1.22	%4	1.20	%4
After expense reimbursement/recoupment and securities lending credit	1.10	%4	1.10	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment	-0.20	%4	-0.36	%4
After expense reimbursement/recoupment	-0.23	%4	0.30	%4
Portfolio turnover rate	1.51	%3	0.41	%2’3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

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Genworth PIMCO StocksPLUS Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.85		$10.00
Net investment income	0.12		0.03
Net realized and unrealized gains (losses) on investments	0.84		(2.59)
Total from investment operations	0.96		(2.56)
Less distributions:
Dividends from net investment income	—		(0.03)
Dividends from net realized gains	—		(0.56)
Total distributions	—		(0.59)
Net asset value, end of period	$7.81		$6.85
Total return	13.91	%3	-25.50	%2’3
Supplemental data and ratios:
Net assets, end of period	$110,916,304		$95,311,072
Ratio of expense to average net assets
Before expense reimbursement/recoupment	1.12	%4	1.94	%4
After expense reimbursement/recoupment and before securities lending credit	1.04	%4	1.07	%4
After expense reimbursement/recoupment and securities lending credit	1.00	%4	1.00	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement/recoupment	3.22	%4	1.47	%4
After expense reimbursement/recoupment	3.34	%4	2.41	%4
Portfolio turnover rate	414.20	%3	287.05	%2’3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

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Genworth Putnam International Capital Opportunities Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$6.70		$10.00
Net investment income	0.11		0.02
Net realized and unrealized gains (losses) on investments	1.59		(3.32)
Total from investment operations	1.70		(3.30)
Less distributions:
Dividends from net investment income	—		—
Total distributions	—		—
Net asset value, end of period	$8.40		$6.70
Total return	25.26	%3	-32.98	%2’3
Supplemental data and ratios:
Net assets, end of period	$32,547,613		$27,899,920
Ratio of expense to average net assets
Before expense reimbursement4	1.78	%5	4.40	%5
After expense reimbursement4 and before securities lending credit	1.36	%5	1.35	%5
After expense reimbursement4 and securities lending credit	1.35	%5	1.35	%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	2.44	%5	-1.75	%5
After expense reimbursement	2.86	%5	1.30	%5
Portfolio turnover rate	51.31	%3	24.70	%2’3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	The expense reimbursement calculation excludes interest expense. Interest expense amounts to less than 0.01% per share of average net assets.
5	Annualized.

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Genworth Thornburg International Value Fund

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$7.48		$10.00
Net investment income	0.10		—
Net realized and unrealized gains (losses) on investments	0.60		(2.49)
Total from investment operations	0.70		(2.49)
Less distributions:
Dividends from net investment income	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$8.18		$7.48
Total return	9.29	%3	-24.92	%2’3
Supplemental data and ratios:
Net assets, end of period	$29,849,526		$25,388,500
Ratio of expense to average net assets
Before expense reimbursement4	1.66	%5	3.23	%5
After expense reimbursement4 and before securities lending credit	1.32	%5	1.32	%5
After expense reimbursement4 and securities lending credit	1.30	%5	1.30	%5
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	2.34	%5	-1.73	%5
After expense reimbursement	2.69	%5	0.20	%5
Portfolio turnover rate	24.38	%3	5.19	%2,3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	The expense reimbursement calculation excludes interest expense. Interest expense amounts to less than 0.01% per share of average net assets.
5	Annualized.

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Genworth Goldman Sachs Enhanced Core Bond Index Fund
(formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)

	January 1, 2009 Ended June 30, 2009		August 15, 20081 Ended December 31, 2008
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.67		$10.00
Net investment income	0.17		0.07
Net realized and unrealized gains on investments	0.25		0.67
Total from investment operations	0.42		0.74
Less distributions:
Dividends from net investment income	—		(0.07)
Total distributions	—		(0.07)
Net asset value, end of period	$11.09		$10.67
Total return	3.90	%3	7.46	%2,3
Supplemental data and ratios:
Net assets, end of period	$68,637,683		$56,296,521
Ratio of expense to average net assets
Before expense reimbursement	1.23	%4	1.91	%4
After expense reimbursement and before securities lending credit	1.08	%4	1.16	%4
After expense reimbursement and securities lending credit	1.05	%4	1.05	%4
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	3.21	%4	2.76	%4
After expense reimbursement	3.39	%4	3.62	%4
Portfolio turnover rate	220.97	%3	216.84	%2,3

1	Date of inception.
2	From September 4, 2008 (commencement of operations) through December 31, 2008.
3	Not annualized.
4	Annualized.

Please retain this Supplement with your Prospectus for future reference.